UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2015

Core Plus - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 36.3%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22		70,000	67,666
Harris Corp., 2.70%, 4/27/20		30,000	29,472
Lockheed Martin Corp., 3.55%, 1/15/26		60,000	60,432
United Technologies Corp., 6.05%, 6/1/36		95,000	114,126
			271,696
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	151,800
Automobiles — 0.7%
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	80,702
Ford Motor Co., 4.75%, 1/15/43		50,000	47,305
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	62,921
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	117,926
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	301,459
General Motors Co., 5.00%, 4/1/35		60,000	56,095
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	130,721
General Motors Financial Co., Inc., 3.10%, 1/15/19		140,000	139,926
			937,055
Banks — 5.3%
Akbank TAS, 4.00%, 1/24/20(1)		200,000	193,499
Bank of America Corp., 5.75%, 12/1/17		230,000	246,167
Bank of America Corp., 5.625%, 7/1/20		200,000	222,457
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	98,157
Bank of America N.A., 6.00%, 10/15/36		250,000	297,770
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	315,728
Branch Banking & Trust Co., 3.625%, 9/16/25		$43,000	43,478
Capital One Financial Corp., 4.20%, 10/29/25		120,000	118,780
Capital One N.A., 2.35%, 8/17/18		250,000	250,668
Citigroup, Inc., 1.75%, 5/1/18		350,000	347,258
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,845
Citigroup, Inc., 4.40%, 6/10/25		300,000	303,726
Citigroup, Inc., 4.45%, 9/29/27		100,000	99,630
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		250,000	253,458
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	100,000	119,913
Corpbanca SA, 3.875%, 9/22/19(1)		$300,000	297,976
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	100,000	112,232
Fifth Third Bancorp, 4.30%, 1/16/24		$80,000	82,092
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	109,327
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	171,646
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	200,000	252,911
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	116,619
JPMorgan Chase & Co., 6.00%, 1/15/18		$210,000	226,893
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	248,741
JPMorgan Chase & Co., 3.875%, 9/10/24		60,000	59,824
JPMorgan Chase & Co., 3.125%, 1/23/25		250,000	243,508
JPMorgan Chase & Co., 4.95%, 6/1/45		90,000	90,322
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	377,713
PNC Funding Corp., 4.375%, 8/11/20		$50,000	54,005

Regions Bank, 7.50%, 5/15/18		250,000	277,941
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	163,539
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	102,301
U.S. Bancorp, MTN, 3.60%, 9/11/24		$70,000	71,272
U.S. Bank N.A., 2.80%, 1/27/25		250,000	243,716
Wells Fargo & Co., MTN, 4.60%, 4/1/21		130,000	141,816
Wells Fargo & Co., MTN, 4.10%, 6/3/26		300,000	303,231
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	48,761
Wells Fargo & Co., MTN, 4.90%, 11/17/45		65,000	65,759
			6,854,679
Beverages — 0.2%
Pernod-Ricard SA, 2.95%, 1/15/17(1)		190,000	192,419
Biotechnology — 0.8%
AbbVie, Inc., 3.60%, 5/14/25		280,000	276,922
Amgen, Inc., 5.85%, 6/1/17		90,000	95,207
Amgen, Inc., 4.10%, 6/15/21		120,000	126,576
Amgen, Inc., 5.375%, 5/15/43		120,000	127,870
Biogen, Inc., 3.625%, 9/15/22		60,000	60,761
Celgene Corp., 3.25%, 8/15/22		100,000	99,358
Celgene Corp., 3.875%, 8/15/25		70,000	69,917
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	108,097
Gilead Sciences, Inc., 3.65%, 3/1/26		130,000	131,318
			1,096,026
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		100,000	98,250
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	103,994
Jefferies Group LLC, 5.125%, 4/13/18		80,000	83,303
			187,297
Chemicals — 0.5%
Eastman Chemical Co., 2.70%, 1/15/20		100,000	99,146
Ecolab, Inc., 4.35%, 12/8/21		170,000	181,766
Hexion, Inc., 8.875%, 2/1/18		275,000	195,250
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	212,904
			689,066
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	227,500
Pitney Bowes, Inc., 4.625%, 3/15/24		80,000	78,540
Republic Services, Inc., 3.55%, 6/1/22		190,000	194,406
Waste Management, Inc., 4.75%, 6/30/20		70,000	75,957
			576,403
Communications Equipment — 0.6%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		190,000	190,294
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		160,000	157,386
CommScope, Inc., 4.375%, 6/15/20(1)		180,000	181,800
Crown Castle International Corp., 5.25%, 1/15/23		200,000	211,000
			740,480
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		140,000	140,379
Consumer Finance — 0.9%
American Express Credit Corp., 2.60%, 9/14/20		40,000	40,138
CIT Group, Inc., 5.00%, 5/15/17		300,000	309,750
Discover Financial Services, 3.75%, 3/4/25		200,000	192,531

Equifax, Inc., 3.30%, 12/15/22		170,000	169,794
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		200,000	197,000
PNC Bank N.A., 6.00%, 12/7/17		200,000	214,206
Synchrony Financial, 2.60%, 1/15/19		100,000	99,740
			1,223,159
Containers and Packaging — 0.4%
Berry Plastics Corp., 5.125%, 7/15/23		200,000	195,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		163,000	160,148
WestRock RKT Co., 3.50%, 3/1/20		100,000	101,138
			456,286
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	97,684
Johns Hopkins University, 4.08%, 7/1/53		55,000	54,099
			151,783
Diversified Financial Services — 2.7%
Ally Financial, Inc., 3.60%, 5/21/18		250,000	250,625
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	100,000	146,771
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	364,214
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		$50,000	52,500
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	100,000	101,319
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	182,948
GE Capital International Funding Co., 2.34%, 11/15/20(1)		202,000	200,657
General Electric Capital Corp., MTN, 5.625%, 9/15/17		50,000	53,329
General Electric Capital Corp., MTN, 4.65%, 10/17/21		72,000	79,675
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	316,257
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	261,922
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	102,869
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		300,000	298,485
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		60,000	70,302
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		40,000	38,973
McGraw Hill Financial, Inc., 3.30%, 8/14/20		50,000	50,501
Morgan Stanley, 5.00%, 11/24/25		360,000	383,128
Morgan Stanley, MTN, 5.625%, 9/23/19		260,000	287,275
Morgan Stanley, MTN, 3.70%, 10/23/24		60,000	60,406
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	267,282
			3,569,438
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 3.875%, 8/15/21		$180,000	186,477
AT&T, Inc., 2.625%, 12/1/22		70,000	66,511
AT&T, Inc., 3.40%, 5/15/25		190,000	182,992
AT&T, Inc., 6.55%, 2/15/39		70,000	78,874
AT&T, Inc., 4.30%, 12/15/42		60,000	51,455
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		100,000	102,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		110,000	110,720
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		200,000	223,092
Frontier Communications Corp., 8.50%, 4/15/20		200,000	201,000
Frontier Communications Corp., 11.00%, 9/15/25(1)		80,000	79,400
Orange SA, 4.125%, 9/14/21		100,000	106,003
Telecom Italia Capital SA, 6.00%, 9/30/34		70,000	64,925
Telefonica Emisiones SAU, 5.46%, 2/16/21		100,000	111,900
Verizon Communications, Inc., 5.15%, 9/15/23		100,000	110,120
Verizon Communications, Inc., 5.05%, 3/15/34		350,000	349,539
Verizon Communications, Inc., 4.75%, 11/1/41		60,000	55,524

Verizon Communications, Inc., 4.86%, 8/21/46	150,000	142,459
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	70,772
Windstream Services LLC, 7.875%, 11/1/17	275,000	282,703
		2,576,966
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	50,000	46,250
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	174,675
Energy Equipment and Services — 0.3%
Ensco plc, 4.70%, 3/15/21	130,000	104,834
Ensco plc, 5.20%, 3/15/25	30,000	21,396
Halliburton Co., 3.80%, 11/15/25	80,000	78,043
Noble Holding International Ltd., 5.95%, 4/1/25	100,000	69,120
Transocean, Inc., 6.50%, 11/15/20	100,000	69,500
		342,893
Food and Staples Retailing — 0.4%
CVS Health Corp., 3.50%, 7/20/22	70,000	71,366
CVS Health Corp., 5.125%, 7/20/45	40,000	42,300
Delhaize Group, 5.70%, 10/1/40	40,000	41,263
Dollar General Corp., 4.125%, 7/15/17	100,000	102,731
Dollar General Corp., 3.25%, 4/15/23	100,000	95,393
Kroger Co. (The), 6.40%, 8/15/17	100,000	107,428
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	51,104
		511,585
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	111,161
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)	90,000	95,761
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	50,000	52,408
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	101,330
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	74,656
		435,316
Gas Utilities — 1.7%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	70,000	63,565
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	62,902
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	70,991
Enbridge, Inc., 4.50%, 6/10/44	85,000	58,094
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	167,400
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	32,999
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	114,186
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	121,779
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	101,750
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	163,408
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	59,470
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	107,495
Kinder Morgan, Inc., 7.25%, 6/1/18	120,000	124,670
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	109,264
MPLX LP, 4.875%, 6/1/25(1)	100,000	90,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	137,550
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	194,436
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	93,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	100,000	97,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	27,670
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	29,764

Williams Partners LP, 4.125%, 11/15/20		280,000	250,273
			2,278,166
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24		120,000	121,325
Mallinckrodt International Finance SA, 3.50%, 4/15/18		250,000	238,750
Medtronic, Inc., 3.50%, 3/15/25		150,000	151,954
Medtronic, Inc., 4.375%, 3/15/35		50,000	50,613
St. Jude Medical, Inc., 2.00%, 9/15/18		40,000	39,957
			602,599
Health Care Providers and Services — 1.6%
Aetna, Inc., 2.75%, 11/15/22		60,000	58,380
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		302,000	305,020
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		280,000	289,450
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		200,000	200,375
Express Scripts Holding Co., 2.65%, 2/15/17		100,000	101,015
Express Scripts Holding Co., 7.25%, 6/15/19		100,000	115,165
HCA, Inc., 3.75%, 3/15/19		260,000	262,600
HCA, Inc., 5.375%, 2/1/25		100,000	98,875
HCA, Inc., 7.69%, 6/15/25		50,000	54,125
NYU Hospitals Center, 4.43%, 7/1/42		100,000	95,269
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	296,100
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	81,006
UnitedHealth Group, Inc., 3.75%, 7/15/25		90,000	92,975
			2,050,355
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		100,000	100,500
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	39,276
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		50,000	52,187
Wyndham Worldwide Corp., 2.95%, 3/1/17		150,000	150,956
			342,919
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18		280,000	284,550
Lennar Corp., 4.75%, 12/15/17		300,000	309,750
M.D.C. Holdings, Inc., 5.50%, 1/15/24		200,000	203,000
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	255,625
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	99,450
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 5.875%, 6/15/24		200,000	195,500
			1,347,875
Household Products — 0.2%
Jarden Corp., 6.125%, 11/15/22		150,000	154,969
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		140,000	144,200
			299,169
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42		100,000	97,913
Insurance — 1.7%
ACE INA Holdings, Inc., 3.15%, 3/15/25		60,000	59,404
ACE INA Holdings, Inc., 3.35%, 5/3/26		40,000	39,937
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	126,099
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	123,585
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	40,341
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		110,000	113,696
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	69,238
International Lease Finance Corp., 8.75%, 3/15/17		50,000	53,375

International Lease Finance Corp., 6.25%, 5/15/19	100,000	107,375
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	116,758
Lincoln National Corp., 6.25%, 2/15/20	160,000	179,956
Markel Corp., 4.90%, 7/1/22	212,000	227,747
Markel Corp., 3.625%, 3/30/23	50,000	49,416
MetLife, Inc., 3.60%, 11/13/25	100,000	100,892
MetLife, Inc., 4.125%, 8/13/42	110,000	104,544
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	122,462
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	51,001
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	99,969
Voya Financial, Inc., 5.50%, 7/15/22	50,000	56,048
Voya Financial, Inc., 5.70%, 7/15/43	90,000	102,479
Voya Financial, Inc., VRN, 5.65%, 5/15/23	100,000	99,000
WR Berkley Corp., 4.625%, 3/15/22	100,000	105,800
XLIT Ltd., 4.45%, 3/31/25	50,000	49,100
		2,198,222
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	94,950
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	145,596
Fidelity National Information Services, Inc., 4.50%, 10/15/22	70,000	71,384
Xerox Corp., 2.95%, 3/15/17	90,000	90,698
		307,678
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	50,846
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	251,250
Media — 2.2%
21st Century Fox America, Inc., 6.90%, 8/15/39	220,000	260,925
CBS Corp., 4.85%, 7/1/42	90,000	81,001
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	101,250
CCO Safari II LLC, 4.91%, 7/23/25(1)	290,000	290,153
Comcast Corp., 4.40%, 8/15/35	50,000	50,398
Comcast Corp., 6.40%, 5/15/38	80,000	99,489
Comcast Corp., 4.75%, 3/1/44	60,000	62,423
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	70,000	72,023
Discovery Communications LLC, 5.625%, 8/15/19	200,000	217,831
DISH DBS Corp., 7.125%, 2/1/16	260,000	260,975
DISH DBS Corp., 4.625%, 7/15/17	110,000	112,475
Embarq Corp., 8.00%, 6/1/36	60,000	61,950
NBCUniversal Media LLC, 5.15%, 4/30/20	30,000	33,529
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	184,869
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	99,125
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	104,750
TEGNA, Inc., 5.125%, 7/15/20	130,000	135,200
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	36,265
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	39,374
Time Warner, Inc., 3.60%, 7/15/25	190,000	185,413
Viacom, Inc., 4.50%, 3/1/21	140,000	144,751
Viacom, Inc., 3.125%, 6/15/22	50,000	46,407
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	90,000	93,262
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	50,000	51,120
		2,824,958

Metals and Mining — 0.4%
Alcoa, Inc., 5.125%, 10/1/24	100,000	91,500
ArcelorMittal, 6.25%, 8/5/20	75,000	60,281
Barrick Gold Corp., 4.10%, 5/1/23	26,000	22,340
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	14,506
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	47,048
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	37,375
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	104,777
Newmont Mining Corp., 6.25%, 10/1/39	40,000	32,054
Southern Copper Corp., 5.25%, 11/8/42	70,000	50,784
Teck Resources Ltd., 3.15%, 1/15/17	70,000	63,350
		524,015
Multi-Utilities — 2.2%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	108,090
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	101,889
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	141,352
Consumers Energy Co., 2.85%, 5/15/22	50,000	49,559
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	131,484
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	125,871
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	100,000	83,200
DPL, Inc., 6.50%, 10/15/16	41,000	41,205
Duke Energy Corp., 3.55%, 9/15/21	80,000	81,824
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	89,398
Edison International, 3.75%, 9/15/17	100,000	103,208
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	74,737
FirstEnergy Corp., 2.75%, 3/15/18	90,000	90,453
FirstEnergy Corp., 4.25%, 3/15/23	130,000	132,528
Florida Power & Light Co., 4.125%, 2/1/42	50,000	49,880
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	262,500
Georgia Power Co., 4.30%, 3/15/42	70,000	64,798
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	105,250
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	76,656
Nisource Finance Corp., 5.65%, 2/1/45	80,000	92,303
NRG Energy, Inc., 7.625%, 1/15/18	270,000	282,825
PacifiCorp, 6.00%, 1/15/39	110,000	133,735
Progress Energy, Inc., 3.15%, 4/1/22	80,000	78,673
Sempra Energy, 6.50%, 6/1/16	88,000	89,607
Sempra Energy, 2.875%, 10/1/22	130,000	126,041
Southern Power Co., 5.15%, 9/15/41	40,000	37,139
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	60,498
		2,814,703
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	39,439
Target Corp., 4.00%, 7/1/42	50,000	48,935
		88,374
Oil, Gas and Consumable Fuels — 1.9%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	100,000	97,750
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	77,269
Apache Corp., 4.75%, 4/15/43	40,000	34,485
BP Capital Markets plc, 4.50%, 10/1/20	80,000	85,680
California Resources Corp., 5.50%, 9/15/21	28,000	8,960
California Resources Corp., 8.00%, 12/15/22(1)	73,000	38,599
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	50,000	24,750

Cimarex Energy Co., 4.375%, 6/1/24	150,000	133,355
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	70,783
Concho Resources, Inc., 7.00%, 1/15/21	150,000	148,500
Concho Resources, Inc., 6.50%, 1/15/22	40,000	38,600
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	126,267
Continental Resources, Inc., 3.80%, 6/1/24	70,000	49,411
Devon Energy Corp., 5.00%, 6/15/45	20,000	15,208
Ecopetrol SA, 4.125%, 1/16/25	40,000	32,100
Hess Corp., 6.00%, 1/15/40	40,000	35,559
Newfield Exploration Co., 5.75%, 1/30/22	200,000	178,000
Noble Energy, Inc., 4.15%, 12/15/21	220,000	213,552
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	109,358
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	48,250
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	89,875
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	60,865
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	60,587
Phillips 66, 4.30%, 4/1/22	60,000	61,846
Shell International Finance BV, 3.25%, 5/11/25	100,000	97,837
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	197,150
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	77,200
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	41,000
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	113,241
Whiting Petroleum Corp., 5.75%, 3/15/21	200,000	146,800
		2,512,837
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	287,193
International Paper Co., 6.00%, 11/15/41	30,000	31,565
		318,758
Pharmaceuticals — 0.5%
Actavis Funding SCS, 3.85%, 6/15/24	140,000	140,554
Actavis Funding SCS, 4.55%, 3/15/35	20,000	19,501
Actavis, Inc., 1.875%, 10/1/17	110,000	109,913
Actavis, Inc., 3.25%, 10/1/22	60,000	59,107
Actavis, Inc., 4.625%, 10/1/42	70,000	66,789
Baxalta, Inc., 4.00%, 6/23/25(1)	100,000	99,208
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	200,000	199,200
		694,272
Real Estate Investment Trusts (REITs) — 1.2%
DDR Corp., 4.75%, 4/15/18	240,000	251,232
Essex Portfolio LP, 3.625%, 8/15/22	170,000	169,946
Essex Portfolio LP, 3.375%, 1/15/23	60,000	58,962
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,592
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	177,531
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	182,865
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	96,582
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	100,939
Senior Housing Properties Trust, 4.75%, 5/1/24	200,000	195,184
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	80,000	85,308
Welltower, Inc., 2.25%, 3/15/18	70,000	69,975
Welltower, Inc., 3.75%, 3/15/23	60,000	59,053
		1,496,169
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	102,320

Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	114,549
CSX Corp., 4.25%, 6/1/21	150,000	158,893
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	118,792
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	129,866
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	80,143
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,354
		754,917
Semiconductors and Semiconductor Equipment — 0.3%
KLA-Tencor Corp., 4.65%, 11/1/24	70,000	70,591
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	300,750
		371,341
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	140,000	147,000
Microsoft Corp., 2.70%, 2/12/25	70,000	68,387
Microsoft Corp., 3.125%, 11/3/25	40,000	40,282
Oracle Corp., 5.75%, 4/15/18	100,000	109,159
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	196,405
		561,233
Specialty Retail — 0.7%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	307,200
Home Depot, Inc. (The), 3.35%, 9/15/25	40,000	40,949
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	211,949
Lowe's Cos., Inc., 3.375%, 9/15/25	17,000	17,293
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	150,187
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	149,250
		876,828
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	90,000	92,279
Apple, Inc., 2.50%, 2/9/25	130,000	124,544
Dell, Inc., 3.10%, 4/1/16	155,000	155,581
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	270,000	270,939
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	50,000	49,198
Seagate HDD Cayman, 4.75%, 6/1/23	170,000	149,037
		841,578
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	278,482
L Brands, Inc., 6.90%, 7/15/17	250,000	268,125
PVH Corp., 4.50%, 12/15/22	140,000	137,550
		684,157
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	150,000	157,259
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	108,399
Sprint Communications, Inc., 6.00%, 12/1/16	285,000	284,109
Vodafone Group plc, 5.625%, 2/27/17	140,000	146,214
		538,722
TOTAL CORPORATE BONDS (Cost $48,660,891)		47,405,964
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 27.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.0%
FHLMC, VRN, 1.76%, 1/15/16	147,394	150,023
FHLMC, VRN, 1.84%, 1/15/16	325,737	332,339
FHLMC, VRN, 1.97%, 1/15/16	184,548	189,009
FHLMC, VRN, 1.97%, 1/15/16	153,460	156,863

FHLMC, VRN, 2.04%, 1/15/16	579,836	588,073
FHLMC, VRN, 2.32%, 1/15/16	476,632	479,556
FHLMC, VRN, 2.50%, 1/15/16	171,734	181,855
FHLMC, VRN, 2.53%, 1/15/16	91,239	95,885
FHLMC, VRN, 2.63%, 1/15/16	103,305	109,646
FHLMC, VRN, 2.86%, 1/15/16	283,369	289,750
FHLMC, VRN, 3.27%, 1/15/16	216,658	228,460
FHLMC, VRN, 3.74%, 1/15/16	307,225	320,745
FHLMC, VRN, 4.05%, 1/15/16	147,629	153,678
FHLMC, VRN, 4.72%, 1/15/16	62,921	66,070
FHLMC, VRN, 5.78%, 1/15/16	276,817	292,480
FHLMC, VRN, 5.96%, 1/15/16	182,284	192,062
FHLMC, VRN, 6.15%, 1/15/16	107,333	113,365
FNMA, VRN, 2.07%, 1/25/16	134,354	140,820
FNMA, VRN, 2.33%, 1/25/16	76,651	81,868
FNMA, VRN, 2.69%, 1/25/16	430,978	439,507
FNMA, VRN, 3.61%, 1/25/16	230,779	240,556
FNMA, VRN, 3.91%, 1/25/16	204,524	213,886
FNMA, VRN, 5.06%, 1/25/16	164,206	173,552
		5,230,048
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.1%
FHLMC, 4.50%, 6/1/21	26,517	27,617
FHLMC, 5.50%, 1/1/38	15,022	16,743
FHLMC, 5.50%, 4/1/38	86,280	96,011
FHLMC, 6.50%, 7/1/47	706	778
FNMA, 3.00%, 1/13/16(3)	1,500,000	1,499,595
FNMA, 3.50%, 1/13/16(3)	1,500,000	1,547,212
FNMA, 4.00%, 1/13/16(3)	3,450,000	3,650,061
FNMA, 4.50%, 1/13/16(3)	500,000	539,924
FNMA, 5.00%, 1/13/16(3)	2,000,000	2,201,470
FNMA, 5.50%, 1/13/16(3)	1,250,000	1,393,512
FNMA, 5.00%, 7/1/20	56,975	60,502
FNMA, 5.00%, 7/1/31	749,223	827,717
FNMA, 4.50%, 10/1/33	349,621	380,669
FNMA, 5.00%, 11/1/33	733,869	812,165
FNMA, 6.00%, 12/1/33	504,897	576,226
FNMA, 5.50%, 4/1/34	186,811	210,256
FNMA, 5.50%, 4/1/34	559,914	630,011
FNMA, 5.00%, 8/1/34	92,540	102,347
FNMA, 5.50%, 8/1/34	186,962	210,544
FNMA, 5.00%, 4/1/35	458,280	506,304
FNMA, 5.00%, 8/1/35	30,764	33,976
FNMA, 4.50%, 9/1/35	37,716	40,922
FNMA, 5.50%, 7/1/36	27,245	30,350
FNMA, 5.50%, 12/1/36	57,074	63,728
FNMA, 6.00%, 7/1/37	115,239	131,379
FNMA, 6.00%, 8/1/37	68,734	78,018
FNMA, 6.50%, 8/1/37	16,011	17,761
FNMA, 6.00%, 9/1/37	104,498	118,039
FNMA, 6.00%, 11/1/37	133,071	151,744
FNMA, 5.00%, 3/1/38	196,047	215,713
FNMA, 6.50%, 9/1/38	153,575	175,622
FNMA, 5.50%, 1/1/39	233,195	260,429

FNMA, 5.00%, 2/1/39	426,487	476,320
FNMA, 4.50%, 4/1/39	141,769	155,516
FNMA, 4.50%, 5/1/39	348,634	382,467
FNMA, 6.50%, 5/1/39	6,615	7,565
FNMA, 4.50%, 10/1/39	576,486	632,578
FNMA, 4.00%, 10/1/40	561,786	600,026
FNMA, 4.50%, 11/1/40	502,003	548,543
FNMA, 4.00%, 8/1/41	810,129	863,702
FNMA, 4.50%, 9/1/41	517,060	559,624
FNMA, 3.50%, 5/1/42	668,411	691,308
FNMA, 3.50%, 6/1/42	756,568	782,914
FNMA, 3.50%, 9/1/42	706,449	730,351
FNMA, 3.50%, 5/1/45	1,695,032	1,751,539
FNMA, 6.50%, 8/1/47	2,275	2,530
FNMA, 6.50%, 8/1/47	928	1,033
FNMA, 6.50%, 9/1/47	4,252	4,735
FNMA, 6.50%, 9/1/47	235	262
FNMA, 6.50%, 9/1/47	1,597	1,778
FNMA, 6.50%, 9/1/47	2,322	2,585
FNMA, 6.50%, 9/1/47	620	690
GNMA, 3.00%, 1/21/16(3)	650,000	658,628
GNMA, 5.50%, 12/15/32	185,066	210,531
GNMA, 6.00%, 9/20/38	62,411	69,871
GNMA, 5.50%, 12/20/38	156,110	173,793
GNMA, 4.50%, 6/15/39	768,139	840,025
GNMA, 4.50%, 1/15/40	422,144	456,239
GNMA, 4.50%, 4/15/40	524,788	574,111
GNMA, 4.00%, 11/20/40	1,162,606	1,245,615
GNMA, 3.50%, 6/20/42	1,171,924	1,225,355
		30,257,579
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $35,005,526)		35,487,627
U.S. TREASURY SECURITIES — 16.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,150,000	1,270,045
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	753,307
U.S. Treasury Bonds, 4.625%, 2/15/40	500,000	650,261
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	103,136
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	243,328
U.S. Treasury Bonds, 3.625%, 8/15/43	100,000	112,440
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	689,959
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	2,410,000	2,458,882
U.S. Treasury Bonds, 3.00%, 11/15/44	700,000	696,308
U.S. Treasury Bonds, 3.00%, 5/15/45	350,000	347,818
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,251,813	1,188,353
U.S. Treasury Notes, VRN, 0.31%, 1/5/16	3,481,200	3,480,779
U.S. Treasury Notes, 0.875%, 2/28/17	800,000	800,547
U.S. Treasury Notes, 0.75%, 10/31/17	800,000	795,882
U.S. Treasury Notes, 1.25%, 11/15/18	2,500,000	2,496,678
U.S. Treasury Notes, 1.625%, 7/31/19	400,000	401,530
U.S. Treasury Notes, 1.75%, 9/30/19	700,000	704,962
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	297,506
U.S. Treasury Notes, 1.625%, 6/30/20	700,000	697,393
U.S. Treasury Notes, 1.375%, 10/31/20	750,000	737,008
U.S. Treasury Notes, 1.625%, 11/30/20	1,200,000	1,193,317

U.S. Treasury Notes, 1.75%, 9/30/22	800,000	784,238
TOTAL U.S. TREASURY SECURITIES (Cost $20,903,353)		20,903,677
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 7.6%
Private Sponsor Collateralized Mortgage Obligations — 7.1%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	120,941	123,920
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	111,177	89,503
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	200,560	207,649
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	42,079	42,023
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	204,340	213,223
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	225,768	203,263
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.76%, 1/1/16	169,798	170,098
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 1/1/16	353,971	351,506
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.29%, 1/1/16	115,907	115,194
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	362,974	359,295
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	202,839	214,528
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,242	3,202
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	12,328	11,223
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.60%, 1/1/16	37,702	37,216
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.56%, 1/1/16	227,316	227,994
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.36%, 1/1/16	160,946	159,434
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 1/1/16	176,476	169,510
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 1/1/16	265,838	236,867
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.81%, 1/1/16	288,753	296,151
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 1/1/16	158,980	158,390
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.75%, 1/1/16	523,614	499,050
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 1/1/16	67,759	71,497
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.77%, 1/1/16	170,316	174,677
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.31%, 1/25/16	325,208	321,952
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/16	93,542	94,048
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.48%, 1/1/16	205,621	205,546
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 1/1/16	219,310	225,834
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 1/1/16	206,067	203,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 1/1/16	133,286	134,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	93,671	93,197
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.68%, 1/1/16	116,960	117,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	356,268	363,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	370,847	362,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	89,555	89,831
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.71%, 1/1/16	218,099	213,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.73%, 1/1/16	241,155	237,202
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.64%, 1/1/16	271,464	256,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	150,191	139,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 1/1/16	356,660	340,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.60%, 1/1/16	157,272	150,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 1/1/16	309,803	293,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	117,518	117,522
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	285,183	283,116
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	345,010	355,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	76,166	78,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	128,358	133,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	184,479	189,790
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	21,757	22,175

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 1/1/16	131,139	130,151
		9,288,759
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2684, Class FP, VRN, 0.83%, 1/15/16	46,986	47,067
FHLMC, Series 3397, Class GF, VRN, 0.83%, 1/15/16	197,657	198,163
FNMA, Series 2006-43, Class FM, VRN, 0.72%, 1/25/16	61,075	61,063
FNMA, Series 2007-36, Class FB, VRN, 0.82%, 1/25/16	303,816	305,748
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,418	1,417
		613,458
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,782,092)		9,902,217
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	443,085
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	399,734
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.13%, 1/15/16(1)	400,000	396,021
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/16	370,000	401,462
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/16	400,000	419,193
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/16	625,000	647,061
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	400,000	400,066
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	349,097
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	248,558
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/16(1)	350,000	349,247
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	300,000	308,527
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/16	320,000	328,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	300,000	320,452
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.01%, 1/1/16	260,000	267,070
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.28%, 1/15/16(1)	500,000	496,233
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(1)	325,000	326,122
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,125,935)		6,100,353
ASSET-BACKED SECURITIES(2) — 4.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	275,000	278,235
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	250,000	244,948
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	248,921
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.83%, 1/15/16(1)	300,000	298,317
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.31%, 1/22/16(1)	250,000	250,088
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	127,365	126,977
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	400,000	397,503
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.84%, 1/10/16(1)	225,731	225,302
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	84,446	83,432
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	318,947	313,140
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.35%, 1/17/16(1)	175,000	171,627
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.56%, 1/17/16	375,000	369,013
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.80%, 1/17/16(1)	196,199	194,445
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	354,660	353,948
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	220,359	216,782
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	229,541	226,508
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	347,321	341,699
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	205,816	205,431
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	321,658	319,098
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	174,283	172,351
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.66%, 1/15/16	300,000	299,938
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	90,462	91,253

Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	247,641	247,418
TOTAL ASSET-BACKED SECURITIES (Cost $5,716,684)		5,676,374
MUTUAL FUNDS(5) — 4.1%
Emerging Markets Debt Fund R6 Class (Cost $5,594,802)	565,946	5,416,107
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	180,000	237,730
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	48,015
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	189,468
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	14,008
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	37,261
Illinois GO, 5.88%, 3/1/19	55,000	58,961
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	37,972
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	25,959
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	45,000	48,775
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	12,081
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	59,562
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	80,000	104,985
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	66,391
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	58,643
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	55,233
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	89,896
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	50,391
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	65,000	75,459
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	75,000	79,828
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	208,554
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	182,730
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	97,122
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	63,484
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	60,965
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	35,000	49,090
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	120,162
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	106,135
TOTAL MUNICIPAL SECURITIES (Cost $1,871,939)		2,238,860
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	176,225
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42	100,000	87,500
Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	332,475
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23	80,000	98,584
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	250,000	277,812
Mexico Government International Bond, MTN, 4.75%, 3/8/44	130,000	118,755
		396,567
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	92,025

Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	108,462
Philippine Government International Bond, 6.375%, 10/23/34	100,000	130,627
		239,089
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	60,000	66,907
Poland Government International Bond, 3.00%, 3/17/23	100,000	99,187
		166,094
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24	100,000	95,375
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	200,000	183,731
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	62,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,948,293)		1,930,065
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FNMA, 6.625%, 11/15/30 (Cost $1,171,831)	900,000	1,277,149
TEMPORARY CASH INVESTMENTS — 4.3%
BNP Paribas SA, 0.20%, 1/4/16(6)	3,688,000	3,687,841
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(6)	1,604,000	1,603,939
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $293,156),at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $286,003)		286,000
SSgA U.S. Government Money Market Fund, Class N	15,547	15,547
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,593,452)		5,593,327
TOTAL INVESTMENT SECURITIES — 108.6% (Cost $142,374,798)		141,931,720
OTHER ASSETS AND LIABILITIES(7) — (8.6)%		(11,219,529)
TOTAL NET ASSETS — 100.0%		$130,712,191

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	566,680	USD	405,410	Barclays Bank plc	3/16/16	6,086
USD	615,282	CAD	860,109	Barclays Bank plc	3/16/16	(6,439)
CHF	338,948	USD	343,275	Barclays Bank plc	3/16/16	(3,844)
USD	345,059	CHF	338,948	UBS AG	3/16/16	5,628
USD	550,055	CLP	394,114,092	UBS AG	3/16/16	(1,700)
USD	1,780,776	EUR	1,616,639	UBS AG	3/16/16	20,743
USD	1,495,805	GBP	986,912	State Street Bank & Trust Co.	3/16/16	40,727
IDR	6,210,019,082	USD	443,256	UBS AG	3/16/16	(4,162)
ILS	2,555,885	USD	659,276	Barclays Bank plc	3/16/16	(1,458)
INR	61,537,839	USD	909,247	Westpac Group	3/16/16	10,895
USD	902,910	INR	61,537,839	Westpac Group	3/16/16	(17,232)
JPY	64,656,072	USD	532,675	UBS AG	3/16/16	6,139
USD	532,811	JPY	64,656,072	JPMorgan Chase Bank N.A.	3/16/16	(6,003)
MYR	1,988,884	USD	462,854	UBS AG	3/16/16	(2,666)
USD	449,278	MYR	1,956,607	UBS AG	3/16/16	(3,441)
NOK	3,349,890	USD	383,507	Barclays Bank plc	3/16/16	(5,319)
USD	375,786	NOK	3,299,923	Deutsche Bank	3/16/16	3,239
USD	626,888	PHP	30,109,434	UBS AG	3/16/16	(10,262)
PLN	2,567,190	USD	651,985	Barclays Bank plc	3/16/16	1,566
USD	648,018	PLN	2,567,190	Barclays Bank plc	3/16/16	(5,532)
SEK	3,599,459	USD	429,940	JPMorgan Chase Bank N.A.	3/16/16	(2,669)
USD	421,302	SEK	3,599,459	Deutsche Bank	3/16/16	(5,968)
SGD	959,181	USD	680,000	Deutsche Bank	3/16/16	(5,081)
TRY	1,380,570	USD	463,821	Barclays Bank plc	3/16/16	(19)
USD	451,336	TRY	1,380,570	JPMorgan Chase Bank N.A.	3/16/16	(12,466)
TWD	24,147,392	USD	735,618	UBS AG	3/16/16	(3,579)
USD	729,970	TWD	24,147,392	UBS AG	3/16/16	(2,069)
						(4,886)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	U.S. Treasury 2-Year Notes	March 2016	7,168,734	(8,840)
13	U.S. Treasury 5-Year Notes	March 2016	1,538,164	(2,005)
			8,706,898	(10,845)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	2,600,000	Sell	5.00	12/20/20	4.73	12,678	33,360
CDX North America Investment Grade 25 Index	2,000,000	Sell	1.00	12/20/20	0.88	(5,049)	11,390
						7,629	44,750

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $12,661,017, which represented 9.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $244,110.

(5)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	47,405,964	—
U.S. Government Agency Mortgage-Backed Securities	—	35,487,627	—
U.S. Treasury Securities	—	20,903,677	—
Collateralized Mortgage Obligations	—	9,902,217	—
Commercial Mortgage-Backed Securities	—	6,100,353	—
Asset-Backed Securities	—	5,676,374	—
Mutual Funds	5,416,107	—	—
Municipal Securities	—	2,238,860	—
Sovereign Governments and Agencies	—	1,930,065	—
U.S. Government Agency Securities	—	1,277,149	—
Temporary Cash Investments	15,547	5,577,780	—
	5,431,654	136,500,066	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	95,023	—
Liabilities
Other Financial Instruments
Futures Contracts	10,845	—	—
Swap Agreements	—	44,750	—
Forward Foreign Currency Exchange Contracts	—	99,909	—
	10,845	144,659	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended December 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	—	$5,594,802	—	—	$95,337	$5,416,107

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$142,377,112
Gross tax appreciation of investments	$2,254,187
Gross tax depreciation of investments	(2,699,579)
Net tax appreciation (depreciation) of investments	$(445,392)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2015

Diversified Bond - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 33.1%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		2,770,000	2,677,662
Harris Corp., 2.70%, 4/27/20		1,330,000	1,306,573
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,137,163
Lockheed Martin Corp., 3.55%, 1/15/26		1,700,000	1,712,240
Lockheed Martin Corp., 3.80%, 3/1/45		490,000	435,846
United Technologies Corp., 6.125%, 2/1/19		1,850,000	2,064,591
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,244,071
United Technologies Corp., 4.50%, 6/1/42		1,010,000	1,019,430
			13,597,576
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		3,100,000	3,092,250
Tenneco, Inc., 6.875%, 12/15/20		2,220,000	2,308,800
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		3,100,000	3,137,200
			8,538,250
Automobiles — 0.8%
American Honda Finance Corp., 1.50%, 9/11/17(1)		1,530,000	1,532,133
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		3,000,000	3,026,322
Ford Motor Co., 4.75%, 1/15/43		2,440,000	2,308,460
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		4,800,000	4,785,043
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,555,032
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,127,410
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,695,665
General Motors Co., 5.00%, 4/1/35		3,140,000	2,935,655
General Motors Financial Co., Inc., 3.25%, 5/15/18		5,570,000	5,600,880
General Motors Financial Co., Inc., 3.10%, 1/15/19		3,530,000	3,528,143
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		2,200,000	2,219,250
			37,313,993
Banks — 5.5%
Bank of America Corp., 6.50%, 8/1/16		1,970,000	2,027,697
Bank of America Corp., 5.75%, 12/1/17		6,390,000	6,839,159
Bank of America Corp., 5.625%, 7/1/20		6,230,000	6,929,542
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,728,551
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,382,616
Bank of America Corp., MTN, 4.20%, 8/26/24		5,400,000	5,417,566
Bank of America Corp., MTN, 4.00%, 1/22/25		2,450,000	2,404,859
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,612,075
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,198,568
Bank of America N.A., 6.00%, 10/15/36		2,830,000	3,370,756
Bank of Nova Scotia (The), 2.55%, 1/12/17		3,300,000	3,344,563
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,912,793
Barclays Bank plc, 3.75%, 5/15/24		1,600,000	1,633,453
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,000,000	3,911,548
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	7,481,182
BB&T Corp., MTN, 2.05%, 6/19/18		$1,000,000	1,006,202
BPCE SA, 5.15%, 7/21/24(1)		3,080,000	3,111,564
Branch Banking & Trust Co., 3.625%, 9/16/25		1,653,000	1,671,390
Branch Banking & Trust Co., 3.80%, 10/30/26		2,350,000	2,389,212

Capital One Financial Corp., 4.20%, 10/29/25		7,305,000	7,230,730
Capital One N.A., 2.35%, 8/17/18		2,900,000	2,907,752
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,796,344
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	5,931,644
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,698,285
Citigroup, Inc., 4.40%, 6/10/25		12,320,000	12,473,002
Citigroup, Inc., 4.45%, 9/29/27		2,200,000	2,191,860
Commerzbank AG, 8.125%, 9/19/23(1)		2,000,000	2,302,920
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,400,000	6,614,699
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$4,280,000	4,523,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		1,270,000	1,287,567
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	2,200,000	2,638,083
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	4,500,000	5,470,966
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	7,100,000	7,968,470
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,201,272
HBOS plc, MTN, 6.75%, 5/21/18(1)		5,140,000	5,619,392
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,690,381
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	4,500,000	5,690,505
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	8,200,000	9,562,742
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$1,980,000	1,952,330
JPMorgan Chase & Co., 6.00%, 1/15/18		1,948,000	2,104,699
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,245,923
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,538,658
JPMorgan Chase & Co., 3.875%, 9/10/24		6,060,000	6,042,256
JPMorgan Chase & Co., 3.125%, 1/23/25		9,900,000	9,642,907
JPMorgan Chase & Co., 4.95%, 6/1/45		1,700,000	1,706,078
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,232,649
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	8,309,681
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		$2,480,000	2,760,203
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,857,775
Regions Bank, 7.50%, 5/15/18		454,000	504,740
Regions Bank, 6.45%, 6/26/37		1,160,000	1,354,123
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,576,046
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		2,570,000	2,586,893
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	2,300,000	2,803,054
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,300,000	2,352,921
Standard Chartered plc, 3.95%, 1/11/23(1)		$2,500,000	2,410,293
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,000,000	3,300,887
U.S. Bancorp, 3.44%, 2/1/16		$2,760,000	2,763,577
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,338,047
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	2,871,248
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,749,114
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,256,603
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,673,101
Wells Fargo & Co., MTN, 2.60%, 7/22/20		4,700,000	4,692,950
Wells Fargo & Co., MTN, 4.60%, 4/1/21		2,100,000	2,290,877
Wells Fargo & Co., MTN, 3.55%, 9/29/25		3,240,000	3,273,673
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,880,700
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,140,000	1,111,752
Wells Fargo & Co., MTN, 4.90%, 11/17/45		1,750,000	1,770,447
			263,127,587
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		5,026,000	5,813,177

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,200,000	2,119,528
Pernod-Ricard SA, 2.95%, 1/15/17(1)		3,870,000	3,919,269
			11,851,974
Biotechnology — 0.9%
AbbVie, Inc., 1.75%, 11/6/17		5,390,000	5,382,233
AbbVie, Inc., 2.90%, 11/6/22		1,730,000	1,677,450
AbbVie, Inc., 3.60%, 5/14/25		3,970,000	3,926,354
AbbVie, Inc., 4.40%, 11/6/42		2,810,000	2,634,184
Amgen, Inc., 2.125%, 5/15/17		1,060,000	1,066,806
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,708,111
Amgen, Inc., 4.10%, 6/15/21		3,270,000	3,449,206
Amgen, Inc., 5.375%, 5/15/43		3,170,000	3,377,886
Biogen, Inc., 3.625%, 9/15/22		5,390,000	5,458,399
Celgene Corp., 3.25%, 8/15/22		3,040,000	3,020,489
Celgene Corp., 3.875%, 8/15/25		2,600,000	2,596,898
Gilead Sciences, Inc., 4.40%, 12/1/21		5,430,000	5,869,683
Gilead Sciences, Inc., 3.65%, 3/1/26		3,640,000	3,676,902
			44,844,601
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		3,100,000	3,045,750
Capital Markets — 0.4%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	4,500,000	6,149,056
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,410,000	1,466,307
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		8,977,000	9,670,438
Jefferies Group LLC, 5.125%, 4/13/18		2,860,000	2,978,092
			20,263,893
Chemicals — 0.4%
Ashland, Inc., 4.75%, 8/15/22		2,000,000	1,952,500
Dow Chemical Co. (The), 4.25%, 11/15/20		1,363,000	1,430,499
Eastman Chemical Co., 2.70%, 1/15/20		2,960,000	2,934,736
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	1,904,488
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,318,825
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,693,884
LyondellBasell Industries NV, 4.625%, 2/26/55		2,070,000	1,685,369
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,548,566
			18,468,867
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20		1,895,000	1,942,375
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,002,000
Pitney Bowes, Inc., 4.625%, 3/15/24		1,690,000	1,659,159
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,266,702
Waste Management, Inc., 2.60%, 9/1/16		3,400,000	3,423,991
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,215,303
Waste Management, Inc., 4.10%, 3/1/45		2,120,000	1,978,450
			16,487,980
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		3,870,000	3,875,991
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		3,010,000	2,960,826
Cisco Systems, Inc., 3.00%, 6/15/22		2,720,000	2,769,112
Crown Castle International Corp., 5.25%, 1/15/23		1,050,000	1,107,750
			10,713,679
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	2,837,669

Consumer Finance — 0.9%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	5,614,592
American Express Credit Corp., 2.60%, 9/14/20		1,655,000	1,660,733
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,331,690
Capital One Bank USA N.A., 3.375%, 2/15/23		2,150,000	2,108,213
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,857,250
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,358,782
Discover Bank, 2.00%, 2/21/18		5,031,000	5,000,336
Discover Financial Services, 3.75%, 3/4/25		1,000,000	962,657
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,417,065
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		5,000,000	4,925,000
HSBC Bank USA N.A., 5.875%, 11/1/34		1,760,000	2,040,667
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,443,361
PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,135,785
Synchrony Financial, 2.60%, 1/15/19		1,930,000	1,924,976
Synchrony Financial, 3.00%, 8/15/19		1,200,000	1,199,588
			43,980,695
Containers and Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23		2,580,000	2,473,575
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,260,000	2,336,275
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,446,425
WestRock RKT Co., 3.50%, 3/1/20		2,010,000	2,032,880
WestRock RKT Co., 4.00%, 3/1/23		3,410,000	3,427,926
			12,717,081
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,513,469
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,363,936
Johns Hopkins University, 4.08%, 7/1/53		1,030,000	1,013,130
			4,890,535
Diversified Financial Services — 3.2%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,600,000
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	3,007,500
BNP Paribas SA, 4.375%, 9/28/25(1)		1,700,000	1,668,382
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,485,648
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	3,350,000	4,916,840
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	8,103,760
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20(1)		$4,000,000	3,988,152
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(1)		1,000,000	989,932
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	9,850,000	9,979,892
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$1,390,000	1,271,486
GE Capital International Funding Co., 2.34%, 11/15/20(1)		15,331,000	15,229,095
General Electric Capital Corp., MTN, 2.20%, 1/9/20		573,000	574,955
General Electric Capital Corp., MTN, 4.375%, 9/16/20		3,745,000	4,069,815
General Electric Capital Corp., MTN, 4.65%, 10/17/21		1,197,000	1,324,601
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		3,280,000	3,310,206
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,620,326
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		7,120,000	7,829,002
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,488,973
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		4,710,000	4,845,135
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	985,466
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		3,740,000	3,721,109
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,182,973
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,500,000	1,461,480

Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,670,000	1,665,204
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		2,200,000	2,216,500
McGraw Hill Financial, Inc., 3.30%, 8/14/20		1,710,000	1,727,132
Morgan Stanley, 2.65%, 1/27/20		1,360,000	1,358,073
Morgan Stanley, 5.00%, 11/24/25		8,790,000	9,354,714
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	9,951,731
Morgan Stanley, MTN, 5.625%, 9/23/19		12,340,000	13,634,515
Morgan Stanley, MTN, 3.70%, 10/23/24		4,340,000	4,369,403
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	5,746,562
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		$1,930,000	1,933,038
			155,611,600
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,273,700
AT&T, Inc., 3.40%, 5/15/25		7,480,000	7,204,123
AT&T, Inc., 6.55%, 2/15/39		4,053,000	4,566,811
AT&T, Inc., 4.30%, 12/15/42		3,620,000	3,104,440
British Telecommunications plc, 5.95%, 1/15/18		6,030,000	6,504,911
CenturyLink, Inc., 6.00%, 4/1/17		300,000	311,625
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		3,300,000	3,382,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		2,220,000	2,234,539
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		3,800,000	4,238,755
Frontier Communications Corp., 8.25%, 4/15/17		1,270,000	1,338,262
Frontier Communications Corp., 8.50%, 4/15/20		2,420,000	2,432,100
Frontier Communications Corp., 11.00%, 9/15/25(1)		1,100,000	1,091,750
Orange SA, 4.125%, 9/14/21		2,200,000	2,332,062
Orange SA, 5.50%, 2/6/44		1,570,000	1,670,535
Telecom Italia Capital SA, 6.00%, 9/30/34		1,700,000	1,576,750
Telecom Italia SpA, 5.30%, 5/30/24(1)		2,100,000	2,081,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		3,410,000	3,815,773
Verizon Communications, Inc., 3.65%, 9/14/18		4,000,000	4,186,240
Verizon Communications, Inc., 5.15%, 9/15/23		5,470,000	6,023,580
Verizon Communications, Inc., 5.05%, 3/15/34		8,240,000	8,229,148
Verizon Communications, Inc., 4.75%, 11/1/41		1,890,000	1,748,996
Verizon Communications, Inc., 6.55%, 9/15/43		1,978,000	2,356,409
Verizon Communications, Inc., 4.86%, 8/21/46		4,545,000	4,316,514
Verizon Communications, Inc., 5.01%, 8/21/54		2,984,000	2,742,636
Windstream Services LLC, 7.875%, 11/1/17		1,110,000	1,141,091
			81,904,875
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)		2,480,000	2,294,000
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		3,484,000	3,579,810
Energy Equipment and Services — 0.3%
Ensco plc, 4.70%, 3/15/21		3,067,000	2,473,278
Ensco plc, 5.20%, 3/15/25		1,160,000	827,308
Halliburton Co., 3.80%, 11/15/25		3,300,000	3,219,262
Noble Holding International Ltd., 5.95%, 4/1/25		1,210,000	836,350
Schlumberger Investment SA, 3.65%, 12/1/23		2,460,000	2,501,043
Transocean, Inc., 6.50%, 11/15/20		1,240,000	861,800
Weatherford International Ltd., 4.50%, 4/15/22		2,000,000	1,442,500
			12,161,541
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22		4,000,000	4,078,036

CVS Health Corp., 5.125%, 7/20/45	2,500,000	2,643,740
Delhaize Group, 5.70%, 10/1/40	1,280,000	1,320,424
Dollar General Corp., 3.25%, 4/15/23	3,620,000	3,453,212
Dollar General Corp., 4.15%, 11/1/25	800,000	796,848
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,148,562
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,339,842
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,469,132
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,369,948
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	6,204,086
		30,823,830
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	1,010,551
Kraft Heinz Foods Co., 3.95%, 7/15/25(1)	3,160,000	3,196,754
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	2,100,000	2,201,161
Mead Johnson Nutrition Co., 3.00%, 11/15/20	950,000	951,207
Mondelez International, Inc., 4.00%, 2/1/24	2,900,000	2,996,338
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,614,309
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,527,650
		15,497,970
Gas Utilities — 1.3%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	3,000,000	2,724,219
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,589,457
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,024,300
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	1,455,772
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	1,971,600
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,506,292
Energy Transfer Partners LP, 3.60%, 2/1/23	3,530,000	2,912,133
Energy Transfer Partners LP, 4.90%, 3/15/35	700,000	510,114
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,533,354
Enterprise Products Operating LLC, 6.30%, 9/15/17	1,525,000	1,604,704
Enterprise Products Operating LLC, 3.70%, 2/15/26	2,000,000	1,799,184
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,180,000	4,205,430
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,543,750
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,431,565
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,013,132
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,850,000	3,183,507
Kinder Morgan, Inc., 7.25%, 6/1/18	2,540,000	2,638,847
Kinder Morgan, Inc., 4.30%, 6/1/25	1,210,000	1,047,945
Kinder Morgan, Inc., 5.55%, 6/1/45	1,460,000	1,143,720
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,680,000	1,835,639
MPLX LP, 4.875%, 12/1/24	1,840,000	1,660,600
MPLX LP, 4.875%, 6/1/25(1)	2,480,000	2,232,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	2,639,245
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	3,914,082
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	3,040,000	2,356,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	975,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,141,396
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	726,254
Williams Partners LP, 4.125%, 11/15/20	4,003,000	3,578,005
Williams Partners LP, 5.10%, 9/15/45	1,280,000	844,755
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,177,307
		63,919,308

Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24		6,370,000	6,440,331
Medtronic, Inc., 2.50%, 3/15/20		1,900,000	1,915,122
Medtronic, Inc., 3.50%, 3/15/25		6,590,000	6,675,841
Medtronic, Inc., 4.375%, 3/15/35		4,550,000	4,605,829
St. Jude Medical, Inc., 2.00%, 9/15/18		1,560,000	1,558,312
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20		2,080,000	2,056,646
			23,252,081
Health Care Providers and Services — 0.8%
Aetna, Inc., 2.75%, 11/15/22		1,540,000	1,498,415
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		3,465,000	3,499,650
Express Scripts Holding Co., 2.65%, 2/15/17		3,000,000	3,030,453
Express Scripts Holding Co., 7.25%, 6/15/19		3,290,000	3,788,945
HCA, Inc., 3.75%, 3/15/19		5,910,000	5,969,100
HCA, Inc., 4.25%, 10/15/19		1,000,000	1,021,250
NYU Hospitals Center, 4.43%, 7/1/42		2,180,000	2,076,860
UnitedHealth Group, Inc., 2.875%, 12/15/21		3,410,000	3,452,884
UnitedHealth Group, Inc., 2.875%, 3/15/22		4,060,000	4,059,509
UnitedHealth Group, Inc., 3.75%, 7/15/25		1,570,000	1,621,898
Universal Health Services, Inc., 7.125%, 6/30/16		4,140,000	4,248,675
Universal Health Services, Inc., 4.75%, 8/1/22(1)		3,200,000	3,240,000
			37,507,639
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.375%, 5/26/25		2,000,000	1,963,782
McDonald's Corp., MTN, 4.60%, 5/26/45		1,020,000	984,635
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,630,000	3,738,900
Wyndham Worldwide Corp., 2.95%, 3/1/17		2,340,000	2,354,917
			9,042,234
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18		3,770,000	3,831,262
D.R. Horton, Inc., 5.75%, 8/15/23		2,020,000	2,163,420
Lennar Corp., 4.75%, 12/15/17		3,030,000	3,128,475
Lennar Corp., 4.50%, 6/15/19		3,200,000	3,270,000
M.D.C. Holdings, Inc., 5.50%, 1/15/24		2,000,000	2,030,000
Toll Brothers Finance Corp., 6.75%, 11/1/19		2,620,000	2,895,100
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 4.375%, 6/15/19		1,460,000	1,434,450
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 5.875%, 6/15/24		730,000	713,575
			19,466,282
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17		4,251,000	4,540,387
General Electric Co., 4.125%, 10/9/42		3,140,000	3,074,475
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		2,330,000	2,285,527
			9,900,389
Insurance — 1.7%
ACE INA Holdings, Inc., 3.15%, 3/15/25		3,950,000	3,910,765
ACE INA Holdings, Inc., 3.35%, 5/3/26		1,660,000	1,657,366
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		3,320,000	3,324,150
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	6,052,770
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$1,000,000	1,029,875
American International Group, Inc., 4.875%, 6/1/22		8,580,000	9,284,727
American International Group, Inc., 4.50%, 7/16/44		2,150,000	1,996,122
American International Group, Inc., MTN, 5.85%, 1/16/18		1,455,000	1,568,221
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,770,000	3,023,361

Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,067,612
Berkshire Hathaway, Inc., 4.50%, 2/11/43	3,160,000	3,186,911
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	2,070,000	2,139,546
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,373,230
International Lease Finance Corp., 6.25%, 5/15/19	1,670,000	1,793,162
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	440,000	467,031
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)	2,920,000	2,714,826
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,768,847
Markel Corp., 4.90%, 7/1/22	4,070,000	4,372,311
Markel Corp., 3.625%, 3/30/23	1,000,000	988,323
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,033,860
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,478,170
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,858,506
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,113,290
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,445,026
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	3,740,000	4,154,250
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)	1,670,000	1,679,666
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,158,722
Travelers Cos., Inc. (The), 4.30%, 8/25/45	1,000,000	1,010,642
Voya Financial, Inc., 5.50%, 7/15/22	1,750,000	1,961,697
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,846,637
Voya Financial, Inc., VRN, 5.65%, 5/15/23	700,000	693,000
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,592,102
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,192,476
XLIT Ltd., 4.45%, 3/31/25	750,000	736,496
		83,673,696
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	2,900,000	3,059,500
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,620,727
Fidelity National Information Services, Inc., 4.50%, 10/15/22	2,750,000	2,804,354
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,470,000	1,405,902
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,682,956
		8,513,939
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,047,426
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,155,904
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	2,570,000	2,753,873
		5,957,203
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,090,350
Terex Corp., 6.50%, 4/1/20	1,000,000	967,500
		5,057,850
Media — 2.1%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,345,000	1,327,483
21st Century Fox America, Inc., 3.70%, 10/15/25(1)	1,080,000	1,080,249
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	3,688,535
21st Century Fox America, Inc., 4.75%, 9/15/44	2,720,000	2,625,635
CBS Corp., 3.50%, 1/15/25	2,560,000	2,446,820
CBS Corp., 4.85%, 7/1/42	1,240,000	1,116,016
CCO Safari II LLC, 4.91%, 7/23/25(1)	10,980,000	10,985,786
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,086,465
Comcast Corp., 6.40%, 5/15/38	3,970,000	4,937,152

Comcast Corp., 4.75%, 3/1/44	5,390,000	5,607,686
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,527,151
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,610,000	1,656,521
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,052,910
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,149,237
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,067,500
Embarq Corp., 8.00%, 6/1/36	1,660,000	1,713,950
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	864,175
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,266,507
Lamar Media Corp., 5.375%, 1/15/24	2,630,000	2,722,050
NBCUniversal Media LLC, 5.15%, 4/30/20	1,950,000	2,179,377
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,034,958
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,180,000	2,160,925
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,628,000
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	1,998,181
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	924,752
Time Warner Cable, Inc., 4.50%, 9/15/42	1,770,000	1,393,825
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,597,373
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,367,230
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,429,189
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,521,981
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,584,842
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,568,552
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,500,000	2,437,500
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	3,580,000	3,660,163
		100,408,676
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	2,580,000	2,319,910
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	732,573
Freeport-McMoRan, Inc., 3.875%, 3/15/23	1,850,000	1,063,750
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,063,293
Newmont Mining Corp., 6.25%, 10/1/39	1,090,000	873,462
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,051,961
Steel Dynamics, Inc., 6.125%, 8/15/19	2,590,000	2,622,375
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,371,100
Vale Overseas Ltd., 5.625%, 9/15/19	3,730,000	3,384,975
		16,483,399
Multi-Utilities — 1.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	2,100,000	2,086,638
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	4,978,730
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,880,312
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,935,775
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,040,747
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,766,304
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,636,324
Dominion Resources, Inc., 3.625%, 12/1/24	2,310,000	2,293,040
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,258,304
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	1,910,000	1,589,120
DPL, Inc., 6.50%, 10/15/16	616,000	619,080
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,118,069
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,747,244
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,669,185
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,502,196

Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	1,860,231
Edison International, 3.75%, 9/15/17	2,920,000	3,013,668
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,410,660
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,976,906
FirstEnergy Corp., 4.25%, 3/15/23	3,810,000	3,884,093
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,154,831
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,471,833
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,168,025
MidAmerican Energy Co., 4.40%, 10/15/44	2,480,000	2,513,961
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	2,941,674
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	2,030,662
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,844,904
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,760,330
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,645,378
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,128,161
Sempra Energy, 2.40%, 3/15/20	1,850,000	1,810,530
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,037,417
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,021,329
Virginia Electric and Power Co., 4.45%, 2/15/44	1,140,000	1,175,152
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,421,690
		78,392,503
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,789,371
Target Corp., 3.50%, 7/1/24	2,160,000	2,244,624
Target Corp., 4.00%, 7/1/42	1,140,000	1,115,726
		5,149,721
Oil, Gas and Consumable Fuels — 1.8%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	1,000,000	977,500
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	1,170,000	1,126,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,860,000	1,911,621
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,516,413
Apache Corp., 4.75%, 4/15/43	1,000,000	862,130
BP Capital Markets plc, 2.75%, 5/10/23	1,880,000	1,767,743
California Resources Corp., 5.50%, 9/15/21	1,150,000	368,000
Chesapeake Energy Corp., 4.875%, 4/15/22	1,379,000	389,650
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,502,490
Cimarex Energy Co., 4.375%, 6/1/24	3,490,000	3,102,725
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,022,378
Concho Resources, Inc., 7.00%, 1/15/21	4,355,000	4,311,450
Concho Resources, Inc., 6.50%, 1/15/22	1,100,000	1,061,500
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,168,342
Continental Resources, Inc., 5.00%, 9/15/22	3,530,000	2,607,787
Devon Energy Corp., 5.00%, 6/15/45	700,000	532,268
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	979,050
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,523,013
Exxon Mobil Corp., 2.71%, 3/6/25	4,230,000	4,144,186
Hess Corp., 6.00%, 1/15/40	1,280,000	1,137,873
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,664,749
Newfield Exploration Co., 5.75%, 1/30/22	3,920,000	3,488,800
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	3,960,423
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,749,400
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,084,400
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,357,113

Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,530,320
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,203,859
Phillips 66, 4.30%, 4/1/22	4,730,000	4,875,528
Phillips 66, 4.65%, 11/15/34	2,600,000	2,443,129
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,014,918
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,113,268
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,489,839
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,551,457
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,485,979
Statoil ASA, 3.95%, 5/15/43	2,060,000	1,868,218
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	1,958,950
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,297,182
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,630,125
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,559,195
Whiting Petroleum Corp., 5.00%, 3/15/19	2,300,000	1,748,000
		85,087,096
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	3,440,000	3,424,475
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,775,000	5,274,412
International Paper Co., 6.00%, 11/15/41	1,070,000	1,125,802
		9,824,689
Pharmaceuticals — 0.6%
Actavis Funding SCS, 3.85%, 6/15/24	4,150,000	4,166,413
Actavis Funding SCS, 4.55%, 3/15/35	1,960,000	1,911,051
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,368,132
Actavis, Inc., 3.25%, 10/1/22	3,180,000	3,132,666
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,354,863
Baxalta, Inc., 4.00%, 6/23/25(1)	3,520,000	3,492,122
Forest Laboratories LLC, 4.375%, 2/1/19(1)	750,000	786,353
Forest Laboratories LLC, 4.875%, 2/15/21(1)	3,370,000	3,654,704
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,226,725
Merck & Co., Inc., 3.70%, 2/10/45	1,240,000	1,155,917
Perrigo Finance plc, 3.90%, 12/15/24	3,000,000	2,901,456
Roche Holdings, Inc., 3.35%, 9/30/24(1)	1,300,000	1,332,662
Roche Holdings, Inc., 4.00%, 11/28/44(1)	1,850,000	1,882,068
		30,365,132
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,258,559
DDR Corp., 4.75%, 4/15/18	5,930,000	6,207,518
DDR Corp., 3.625%, 2/1/25	1,460,000	1,381,046
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,119,008
Essex Portfolio LP, 3.375%, 1/15/23	1,430,000	1,405,260
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	981,560
Hospitality Properties Trust, 4.65%, 3/15/24	4,830,000	4,763,752
Hospitality Properties Trust, 4.50%, 3/15/25	1,850,000	1,779,682
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,518,338
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,400,436
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,722,981
Kilroy Realty LP, 4.375%, 10/1/25	760,000	771,397
Realty Income Corp., 4.125%, 10/15/26	1,090,000	1,096,634
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,675,594
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,400,758
Ventas Realty LP, 4.125%, 1/15/26	1,600,000	1,598,168

Welltower, Inc., 2.25%, 3/15/18	960,000	959,661
Welltower, Inc., 3.75%, 3/15/23	2,590,000	2,549,106
		39,589,458
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,453,955
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,536,819
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,844,510
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,460,501
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,170,000	1,064,775
CSX Corp., 4.25%, 6/1/21	1,400,000	1,482,998
CSX Corp., 3.40%, 8/1/24	1,840,000	1,833,729
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,764,626
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	1,997,932
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	3,420,000	3,426,101
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(1)	1,700,000	1,653,026
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,936,208
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,656,975
		28,112,155
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25	1,650,000	1,708,981
KLA-Tencor Corp., 4.65%, 11/1/24	2,000,000	2,016,890
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,000,000	3,007,500
		6,733,371
Software — 0.6%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	2,980,000	3,129,000
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,369,258
Microsoft Corp., 2.70%, 2/12/25	4,130,000	4,034,832
Microsoft Corp., 3.125%, 11/3/25	1,650,000	1,661,636
Oracle Corp., 3.625%, 7/15/23	570,000	590,466
Oracle Corp., 3.40%, 7/8/24	5,990,000	6,092,345
Oracle Corp., 2.95%, 5/15/25	4,500,000	4,398,935
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,370,425
		27,646,897
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	2,930,000	2,929,856
Home Depot, Inc. (The), 3.35%, 9/15/25	1,650,000	1,689,128
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,637,936
Lowe's Cos., Inc., 3.375%, 9/15/25	661,000	672,399
United Rentals North America, Inc., 4.625%, 7/15/23	3,490,000	3,494,363
		13,423,682
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 2.85%, 5/6/21	2,520,000	2,583,809
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,233,142
Dell, Inc., 3.10%, 4/1/16	820,000	823,075
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	5,230,000	5,248,174
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	1,800,000	1,771,137
HP, Inc., 4.30%, 6/1/21	3,070,000	3,045,234
Seagate HDD Cayman, 4.75%, 6/1/23	4,270,000	3,743,462
		24,448,033
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	4,164,000	4,310,781
L Brands, Inc., 6.90%, 7/15/17	1,830,000	1,962,675
PVH Corp., 4.50%, 12/15/22	2,920,000	2,868,900
		9,142,356

Tobacco — 0.3%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,146,070
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,104,759
Reynolds American, Inc., 4.45%, 6/12/25	4,000,000	4,193,560
		13,444,389
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,395,085
Sprint Communications, Inc., 6.00%, 12/1/16	2,210,000	2,203,094
Sprint Communications, Inc., 9.00%, 11/15/18(1)	2,320,000	2,447,600
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	3,974,432
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,467,361
		16,487,572
TOTAL CORPORATE BONDS (Cost $1,614,634,276)		1,588,643,006
U.S. TREASURY SECURITIES — 32.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	57,540,000	63,546,428
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	26,679,609
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	30,237,136
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	14,489,230
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	18,559,574
U.S. Treasury Bonds, 2.875%, 5/15/43	36,100,000	35,136,599
U.S. Treasury Bonds, 3.125%, 8/15/44	36,650,000	37,393,372
U.S. Treasury Bonds, 3.00%, 11/15/44	16,240,000	16,154,350
U.S. Treasury Bonds, 2.50%, 2/15/45	21,820,000	19,543,454
U.S. Treasury Bonds, 3.00%, 5/15/45	5,700,000	5,664,472
U.S. Treasury Notes, VRN, 0.31%, 1/5/16	183,243,800	183,221,627
U.S. Treasury Notes, 0.875%, 2/28/17(2)	10,000,000	10,006,840
U.S. Treasury Notes, 0.75%, 10/31/17	142,550,000	141,816,295
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,800,668
U.S. Treasury Notes, 1.00%, 2/15/18	28,200,000	28,118,248
U.S. Treasury Notes, 1.00%, 3/15/18	144,250,000	143,781,332
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,260,014
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,963,325
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,442,855
U.S. Treasury Notes, 1.375%, 6/30/18	15,360,000	15,425,649
U.S. Treasury Notes, 1.375%, 11/30/18	35,000,000	35,085,260
U.S. Treasury Notes, 1.50%, 2/28/19	30,000,000	30,105,150
U.S. Treasury Notes, 1.75%, 9/30/19	65,000,000	65,460,720
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	50,018,450
U.S. Treasury Notes, 1.25%, 1/31/20	20,000,000	19,698,040
U.S. Treasury Notes, 1.375%, 2/29/20	32,000,000	31,642,432
U.S. Treasury Notes, 1.375%, 3/31/20	46,900,000	46,337,669
U.S. Treasury Notes, 1.375%, 4/30/20	11,300,000	11,157,518
U.S. Treasury Notes, 1.50%, 5/31/20	43,000,000	42,642,541
U.S. Treasury Notes, 1.625%, 6/30/20	91,500,000	91,159,162
U.S. Treasury Notes, 1.375%, 9/30/20	102,000,000	100,272,222
U.S. Treasury Notes, 1.375%, 10/31/20	47,800,000	46,971,961
U.S. Treasury Notes, 1.75%, 5/15/22	19,650,000	19,334,637
U.S. Treasury Notes, 2.00%, 8/15/25	24,500,000	23,889,975
TOTAL U.S. TREASURY SECURITIES (Cost $1,560,043,338)		1,571,016,814
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 26.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FHLMC, VRN, 1.76%, 1/15/16	3,105,516	3,160,911

FHLMC, VRN, 1.84%, 1/15/16	6,514,735	6,646,791
FHLMC, VRN, 1.97%, 1/15/16	5,075,079	5,197,738
FHLMC, VRN, 1.97%, 1/15/16	3,726,892	3,809,530
FHLMC, VRN, 2.04%, 1/15/16	9,663,933	9,801,216
FHLMC, VRN, 2.32%, 1/15/16	10,999,209	11,066,671
FHLMC, VRN, 2.49%, 1/15/16	11,123,392	11,734,296
FHLMC, VRN, 2.50%, 1/15/16	1,574,228	1,667,004
FHLMC, VRN, 2.53%, 1/15/16	1,216,517	1,278,472
FHLMC, VRN, 2.59%, 1/15/16	1,877,791	1,990,973
FHLMC, VRN, 2.63%, 1/15/16	1,474,128	1,559,622
FHLMC, VRN, 2.63%, 1/15/16	2,337,049	2,480,512
FHLMC, VRN, 2.86%, 1/15/16	1,912,740	1,955,813
FHLMC, VRN, 2.92%, 1/15/16	914,366	969,127
FHLMC, VRN, 3.27%, 1/15/16	3,358,197	3,541,131
FHLMC, VRN, 3.74%, 1/15/16	4,301,153	4,490,429
FHLMC, VRN, 3.78%, 1/15/16	2,429,166	2,534,863
FHLMC, VRN, 4.05%, 1/15/16	2,657,328	2,766,197
FHLMC, VRN, 4.22%, 1/15/16	3,091,906	3,238,240
FHLMC, VRN, 4.72%, 1/15/16	1,887,622	1,982,087
FHLMC, VRN, 5.12%, 1/15/16	459,869	482,884
FHLMC, VRN, 5.78%, 1/15/16	5,761,839	6,087,852
FHLMC, VRN, 5.96%, 1/15/16	3,803,802	4,007,840
FHLMC, VRN, 6.15%, 1/15/16	2,146,724	2,267,352
FNMA, VRN, 2.01%, 1/25/16	11,366,590	11,800,039
FNMA, VRN, 2.02%, 1/25/16	1,343,775	1,403,921
FNMA, VRN, 2.06%, 1/25/16	10,376,130	10,867,481
FNMA, VRN, 2.07%, 1/25/16	5,758,018	6,035,140
FNMA, VRN, 2.07%, 1/25/16	2,846,190	2,950,499
FNMA, VRN, 2.07%, 1/25/16	6,581,194	6,804,795
FNMA, VRN, 2.33%, 1/25/16	1,676,734	1,790,872
FNMA, VRN, 2.48%, 1/25/16	795,119	842,941
FNMA, VRN, 2.69%, 1/25/16	7,802,306	7,956,714
FNMA, VRN, 3.16%, 1/25/16	1,990,980	2,086,264
FNMA, VRN, 3.36%, 1/25/16	1,676,661	1,741,507
FNMA, VRN, 3.61%, 1/25/16	2,904,675	3,027,733
FNMA, VRN, 3.91%, 1/25/16	4,543,530	4,751,520
FNMA, VRN, 5.06%, 1/25/16	3,196,948	3,378,907
FNMA, VRN, 6.07%, 1/25/16	594,386	627,482
		160,783,366
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.8%
FHLMC, 6.50%, 6/1/16	946	952
FHLMC, 6.50%, 6/1/16	2,951	2,963
FHLMC, 5.00%, 11/1/17	57,240	59,227
FHLMC, 4.50%, 1/1/19	13,628	14,078
FHLMC, 5.00%, 1/1/21	1,230,613	1,303,994
FHLMC, 5.00%, 4/1/21	265,246	281,039
FHLMC, 7.00%, 9/1/27	3,214	3,678
FHLMC, 6.50%, 1/1/28	5,105	5,862
FHLMC, 7.00%, 2/1/28	792	902
FHLMC, 6.50%, 3/1/29	30,034	34,231
FHLMC, 6.50%, 6/1/29	31,803	36,249
FHLMC, 7.00%, 8/1/29	4,110	4,614
FHLMC, 5.00%, 4/1/31	5,378,817	5,915,068

FHLMC, 5.00%, 5/1/31	6,267,226	6,894,519
FHLMC, 6.50%, 5/1/31	985	1,122
FHLMC, 6.50%, 5/1/31	21,019	23,958
FHLMC, 6.50%, 6/1/31	677	772
FHLMC, 6.50%, 6/1/31	67	77
FHLMC, 6.50%, 6/1/31	1,258	1,434
FHLMC, 6.50%, 6/1/31	2,729	3,110
FHLMC, 5.50%, 12/1/33	382,691	427,741
FHLMC, 6.00%, 9/1/35	5,987,101	6,833,080
FHLMC, 5.50%, 12/1/37	381,749	423,494
FHLMC, 5.50%, 1/1/38	836,959	932,825
FHLMC, 6.00%, 2/1/38	3,394,569	3,836,250
FHLMC, 5.50%, 4/1/38	1,078,495	1,200,136
FHLMC, 6.00%, 8/1/38	199,108	225,651
FHLMC, 6.50%, 7/1/47	16,832	18,549
FNMA, 3.00%, 1/13/16(4)	45,000,000	44,987,860
FNMA, 3.50%, 1/13/16(4)	174,540,000	180,033,530
FNMA, 4.00%, 1/13/16(4)	153,175,000	162,057,422
FNMA, 4.50%, 1/13/16(4)	19,570,000	21,132,617
FNMA, 5.00%, 1/13/16(4)	51,000,000	56,137,498
FNMA, 5.50%, 1/13/16(4)	12,000,000	13,377,717
FNMA, 5.50%, 12/1/16	19,928	20,168
FNMA, 5.50%, 12/1/16	2,656	2,672
FNMA, 5.00%, 6/1/18	749,374	776,776
FNMA, 4.50%, 5/1/19	280,020	290,809
FNMA, 6.50%, 1/1/26	23,400	26,759
FNMA, 7.00%, 12/1/27	3,862	4,262
FNMA, 6.50%, 1/1/28	3,936	4,501
FNMA, 7.50%, 4/1/28	20,508	22,982
FNMA, 7.00%, 5/1/28	19,664	20,636
FNMA, 7.00%, 6/1/28	625	678
FNMA, 6.50%, 1/1/29	4,457	5,098
FNMA, 6.50%, 4/1/29	14,501	16,584
FNMA, 7.00%, 7/1/29	5,259	5,709
FNMA, 7.50%, 7/1/29	46,482	52,585
FNMA, 7.50%, 9/1/30	9,918	11,741
FNMA, 5.00%, 6/1/31	5,067,535	5,597,300
FNMA, 5.00%, 7/1/31	8,556,754	9,453,217
FNMA, 7.00%, 9/1/31	57,335	63,724
FNMA, 6.50%, 1/1/32	17,502	20,021
FNMA, 6.50%, 8/1/32	4,346	4,971
FNMA, 6.50%, 8/1/32	72,634	84,760
FNMA, 5.50%, 2/1/33	3,737,939	4,203,140
FNMA, 5.00%, 6/1/33	4,017,511	4,445,966
FNMA, 5.50%, 6/1/33	197,876	222,136
FNMA, 5.50%, 7/1/33	1,333,974	1,501,145
FNMA, 5.00%, 8/1/33	613,099	676,738
FNMA, 5.50%, 8/1/33	480,824	541,252
FNMA, 5.50%, 9/1/33	652,778	742,101
FNMA, 5.00%, 11/1/33	2,519,566	2,788,376
FNMA, 6.00%, 12/1/33	1,978,064	2,257,515
FNMA, 5.50%, 1/1/34	667,789	751,873
FNMA, 5.50%, 2/1/34	2,453,696	2,757,514

FNMA, 5.00%, 3/1/34	1,460,310	1,616,100
FNMA, 4.50%, 1/1/35	10,673,811	11,578,021
FNMA, 5.00%, 4/1/35	3,589,859	3,966,045
FNMA, 5.00%, 6/1/35	2,677,171	2,960,287
FNMA, 5.00%, 7/1/35	5,068,929	5,608,201
FNMA, 5.00%, 8/1/35	158,896	175,487
FNMA, 4.50%, 9/1/35	638,405	692,664
FNMA, 5.00%, 10/1/35	1,459,461	1,611,107
FNMA, 5.50%, 12/1/35	7,493,344	8,440,288
FNMA, 5.00%, 2/1/36	935,111	1,032,165
FNMA, 5.50%, 4/1/36	1,015,049	1,138,850
FNMA, 5.50%, 5/1/36	2,027,828	2,275,076
FNMA, 5.50%, 7/1/36	424,424	472,794
FNMA, 5.50%, 2/1/37	265,506	297,110
FNMA, 5.50%, 5/1/37	498,835	556,925
FNMA, 6.00%, 8/1/37	625,827	710,357
FNMA, 6.50%, 8/1/37	381,669	423,403
FNMA, 6.00%, 9/1/37	3,132,847	3,538,791
FNMA, 6.00%, 11/1/37	4,748,769	5,415,118
FNMA, 5.50%, 12/1/37	2,406,137	2,690,207
FNMA, 5.50%, 2/1/38	519,473	578,676
FNMA, 5.50%, 6/1/38	1,036,386	1,164,409
FNMA, 6.00%, 9/1/38	130,581	138,146
FNMA, 5.50%, 12/1/38	2,465,182	2,765,031
FNMA, 5.00%, 1/1/39	1,402,932	1,543,662
FNMA, 5.50%, 1/1/39	10,993,488	12,277,371
FNMA, 4.50%, 2/1/39	2,571,519	2,782,457
FNMA, 5.00%, 2/1/39	5,104,927	5,701,419
FNMA, 4.50%, 4/1/39	4,126,159	4,526,258
FNMA, 4.50%, 5/1/39	10,295,289	11,294,395
FNMA, 6.50%, 5/1/39	2,581,636	2,952,301
FNMA, 5.00%, 8/1/39	5,174,844	5,780,091
FNMA, 4.50%, 10/1/39	17,022,738	18,679,064
FNMA, 4.00%, 10/1/40	16,472,358	17,593,591
FNMA, 4.50%, 11/1/40	14,841,623	16,217,544
FNMA, 4.00%, 8/1/41	15,789,913	16,834,084
FNMA, 4.50%, 9/1/41	9,971,878	10,792,756
FNMA, 3.50%, 10/1/41	19,736,428	20,412,553
FNMA, 5.00%, 1/1/42	8,864,644	9,779,009
FNMA, 3.50%, 6/1/42	35,851,136	37,099,591
FNMA, 3.50%, 8/1/42	13,032,283	13,472,010
FNMA, 3.50%, 8/1/42	3,169,798	3,272,740
FNMA, 3.50%, 5/1/45	20,340,388	21,018,473
FNMA, 6.50%, 8/1/47	22,126	24,616
FNMA, 6.50%, 8/1/47	54,242	60,317
FNMA, 6.50%, 9/1/47	101,368	112,886
FNMA, 6.50%, 9/1/47	5,601	6,236
FNMA, 6.50%, 9/1/47	38,077	42,381
FNMA, 6.50%, 9/1/47	55,356	61,634
FNMA, 6.50%, 9/1/47	14,780	16,445
GNMA, 3.00%, 1/21/16(4)	25,000,000	25,331,835
GNMA, 3.50%, 1/21/16(4)	64,000,000	66,700,334
GNMA, 4.00%, 1/21/16(4)	25,000,000	26,544,165

GNMA, 7.00%, 11/15/22	10,777	11,590
GNMA, 7.00%, 4/20/26	3,315	3,871
GNMA, 7.50%, 8/15/26	6,840	8,151
GNMA, 8.00%, 8/15/26	3,201	3,662
GNMA, 7.50%, 5/15/27	7,589	8,399
GNMA, 8.00%, 6/15/27	10,909	11,331
GNMA, 7.50%, 11/15/27	1,757	1,806
GNMA, 7.00%, 2/15/28	3,418	3,462
GNMA, 7.50%, 2/15/28	3,051	3,108
GNMA, 6.50%, 3/15/28	11,270	12,904
GNMA, 7.00%, 4/15/28	1,868	1,874
GNMA, 6.50%, 5/15/28	31,263	35,794
GNMA, 6.50%, 5/15/28	846	969
GNMA, 7.00%, 12/15/28	6,125	6,352
GNMA, 7.00%, 5/15/31	31,046	37,017
GNMA, 4.50%, 8/15/33	1,975,117	2,146,991
GNMA, 6.00%, 9/20/38	1,373,035	1,537,164
GNMA, 5.50%, 11/15/38	2,998,213	3,423,328
GNMA, 5.50%, 11/15/38	1,303,848	1,477,249
GNMA, 6.00%, 1/20/39	421,042	471,376
GNMA, 5.00%, 3/20/39	2,842,683	3,149,540
GNMA, 4.50%, 4/15/39	3,991,368	4,318,403
GNMA, 4.50%, 11/15/39	25,580,270	27,993,719
GNMA, 4.50%, 1/15/40	2,110,719	2,281,196
GNMA, 4.00%, 7/15/40	3,723,696	3,952,284
GNMA, 4.00%, 11/20/40	34,043,231	36,473,859
GNMA, 4.50%, 12/15/40	7,601,269	8,306,812
GNMA, 4.50%, 7/20/41	13,333,616	14,528,373
GNMA, 3.50%, 6/20/42	11,660,647	12,192,285
GNMA, 3.50%, 7/20/42	17,903,847	18,720,131
		1,095,484,404
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,240,116,370)		1,256,267,770
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 4.7%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.76%, 1/1/16	4,113,802	4,116,278
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,327,481	1,068,688
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 1/1/16	2,964,465	2,948,868
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,176,075	1,174,524
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 1/1/16	2,989,383	2,967,048
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	3,178,616	3,316,800
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.76%, 1/1/16	4,346,835	4,354,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.81%, 1/1/16	4,208,598	4,090,594
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,561,158	1,634,810
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.29%, 1/1/16	6,181,698	6,143,692
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.07%, 1/1/16	7,562,260	7,468,618
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	1,772,768	1,754,796
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,704,523	2,860,377
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	989,332	1,004,551
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	139,397	137,686
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	433,355	394,488
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.60%, 1/1/16	754,033	744,313
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.73%, 1/1/16	2,248,541	2,256,213

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.36%, 1/1/16	10,327,397	10,230,355
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 1/1/16	2,941,269	2,825,164
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.31%, 1/1/16	2,966,819	2,893,293
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.69%, 1/1/16	4,401,956	4,376,534
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/1/16	5,493,509	5,455,564
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.81%, 1/1/16	12,697,130	13,022,410
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 1/1/16	5,062,952	5,109,719
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	509,550	516,417
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.53%, 1/1/16	2,028,775	2,009,304
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 1/1/16	2,241,617	2,233,296
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.75%, 1/1/16	3,836,824	3,656,836
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.69%, 1/1/16	3,352,420	3,380,593
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/16(1)	3,419,900	3,392,147
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.77%, 1/1/16	2,433,086	2,495,385
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.31%, 1/25/16	3,807,621	3,769,496
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.50%, 1/1/16	4,846,955	4,764,834
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.50%, 1/1/16	2,423,478	2,437,506
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 1/1/16	967,886	966,494
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/16	1,184,862	1,191,272
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	2,342,064	2,400,468
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.64%, 1/1/16	5,030,415	5,034,362
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.54%, 1/1/16	802,895	804,418
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.48%, 1/1/16	7,136,688	7,134,083
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.16%, 1/25/16	8,361,259	7,782,504
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,140,698	1,177,757
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 1/1/16	5,472,851	5,444,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.80%, 1/1/16	1,030,003	1,032,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 2.81%, 1/1/16	3,359,229	3,347,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 1/1/16	6,234,852	6,276,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 1/1/16	952,040	961,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.74%, 1/1/16	3,856,680	3,956,359
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 1/1/16	7,008,199	7,019,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	2,510,733	2,638,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,500,591	2,630,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.74%, 1/1/16	5,368,565	5,493,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.74%, 1/1/16	1,714,879	1,749,798
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.74%, 1/1/16	3,860,483	3,925,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 1/1/16	1,325,135	1,312,778
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.64%, 1/1/16	600,013	607,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 1/1/16	3,756,698	3,766,430
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.73%, 1/1/16	1,122,890	1,130,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	4,397,093	4,485,665
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	4,242,860	4,390,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	1,632,119	1,637,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,738,332	1,799,046
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	1,349,821	1,254,264
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,849,002	1,903,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,336,356	2,413,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,732,829	1,807,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	609,202	620,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 1/1/16	2,716,446	2,695,983
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	3,198,166	3,382,958
		225,182,211

U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2684, Class FP, VRN, 0.83%, 1/15/16	995,257	996,969
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	796,048	858,818
FHLMC, Series 3397, Class GF, VRN, 0.83%, 1/15/16	1,844,795	1,849,524
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	2,536	2,725
FNMA, Series 2006-43, Class FM, VRN, 0.72%, 1/25/16	1,989,296	1,988,894
FNMA, Series 2007-36, Class FB, VRN, 0.82%, 1/25/16	4,215,442	4,242,258
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	36,095	36,063
GNMA, Series 2007-5, Class FA, VRN, 0.54%, 1/20/16	3,777,199	3,767,046
		13,742,297
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $237,687,072)		238,924,508
ASSET-BACKED SECURITIES(3) — 4.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	4,907,500	4,920,014
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	11,350,000	11,483,528
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(1)	8,000,000	7,909,215
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.69%, 1/15/16	10,900,000	10,892,358
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.83%, 1/15/16(1)	12,700,000	12,628,771
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.58%, 1/15/16	12,000,000	11,942,024
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.69%, 1/7/16(1)	10,241,704	10,208,541
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.31%, 1/22/16(1)	10,100,000	10,103,535
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	3,375,175	3,364,884
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)	15,838,538	15,775,955
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	16,350,000	16,247,932
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.50%, 1/15/16	3,431,138	3,428,038
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.84%, 1/10/16(1)	5,016,246	5,006,709
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.69%, 1/10/16(1)	5,833,446	5,819,803
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	2,991,807	2,955,875
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	8,930,528	8,767,925
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.35%, 1/17/16(1)	6,925,000	6,791,506
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.80%, 1/17/16(1)	8,667,109	8,589,615
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	5,319,903	5,309,213
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	6,494,797	6,389,363
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	10,335,673	10,235,616
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	8,860,292	8,743,204
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	12,762,237	12,660,678
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	7,319,867	7,238,759
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.66%, 1/15/16	11,750,000	11,747,562
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,966,245	2,992,200
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	10,103,761	10,094,644
TOTAL ASSET-BACKED SECURITIES (Cost $233,583,870)		232,247,467
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	12,385,000	12,348,629
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.13%, 1/15/16(1)	11,275,000	11,231,432
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	14,570,000	14,346,107
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,000,000	13,990,697
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.28%, 1/15/16(1)	20,164,707	19,853,019
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.13%, 1/15/16(1)	11,015,000	10,905,435
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	9,966,000	10,667,959
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 1/1/16	10,025,000	10,524,516
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/16	2,000,000	2,095,963

Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,475,000	14,062,082
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 1/1/16(1)	5,275,000	5,139,307
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	13,625,000	13,575,680
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	19,600,000	19,350,664
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,080,168
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/16(1)	17,600,000	17,562,127
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/16	6,685,000	6,861,013
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,717,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.23%, 1/15/16(1)	12,925,000	12,861,801
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(1)	10,960,000	10,997,826
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $224,016,994)		223,171,979
U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FNMA, 2.625%, 9/6/24	7,760,000	7,856,340
FNMA, 6.625%, 11/15/30	41,000,000	58,181,214
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $62,141,348)		66,037,554
MUNICIPAL SECURITIES — 1.4%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	2,659,000	3,511,795
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	1,992,631
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,931,121
California GO, (Building Bonds), 7.30%, 10/1/39	3,660,000	5,126,782
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,572,393
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	3,462,000	3,286,442
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,804,660
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,600,000	2,266,480
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	749,016
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,197,560
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	947,036
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,933,013
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,951,895
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,404,343
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	968,905
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,380,830
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,180,071
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,788,873
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,607,860
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	2,000,000	2,128,760
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	1,000,000	955,660
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,403,479
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,905,407
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,993,638
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,158,473
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	1,315,000	1,423,777
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,895,861
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	1,135,000	1,591,917
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,592,844
TOTAL MUNICIPAL SECURITIES (Cost $55,364,456)		65,651,522

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	1,780,000	1,650,950
Brazilian Government International Bond, 2.625%, 1/5/23	3,660,000	2,790,750
Brazilian Government International Bond, 4.25%, 1/7/25	1,320,000	1,064,250
		5,505,950
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,580,000	1,640,040
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,312,500
		2,952,540
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	5,510,000	5,551,325
Colombia Government International Bond, 6.125%, 1/18/41	1,200,000	1,164,000
		6,715,325
Italy†
Italy Government International Bond, 6.875%, 9/27/23	1,920,000	2,366,022
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	7,100,000	7,889,875
Mexico Government International Bond, 5.125%, 1/15/20	3,290,000	3,594,325
Mexico Government International Bond, 6.05%, 1/11/40	1,480,000	1,626,150
Mexico Government International Bond, MTN, 4.75%, 3/8/44	6,350,000	5,800,725
		18,911,075
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	680,000	788,800
Peruvian Government International Bond, 5.625%, 11/18/50	2,640,000	2,699,400
		3,488,200
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	4,170,000	4,522,845
Philippine Government International Bond, 6.375%, 10/23/34	2,840,000	3,709,812
		8,232,657
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,676,264
Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,279,519
		3,955,783
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24	1,500,000	1,430,625
South Korea — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16	3,480,000	3,494,219
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	4,270,000	3,922,648
Turkey Government International Bond, 4.875%, 4/16/43	1,160,000	1,023,816
		4,946,464
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,271,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $63,549,680)		63,270,260
TEMPORARY CASH INVESTMENTS — 1.5%
BNP Paribas SA, 0.20%, 1/4/16(5)	46,636,000	46,633,989
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(5)	20,277,000	20,276,232
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,681,844), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $3,609,032)		3,609,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $70,520,800)		70,519,221
TOTAL INVESTMENT SECURITIES — 111.9% (Cost $5,361,658,204)		5,375,750,101
OTHER ASSETS AND LIABILITIES(6) — (11.9)%		(570,356,544)
TOTAL NET ASSETS — 100.0%		$4,805,393,557

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	82,924,379	EUR	75,051,751	State Street Bank & Trust Co.	3/16/16	1,215,617
USD	34,386,969	GBP	22,659,679	Barclays Bank plc	3/16/16	978,108
						2,193,725

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Barclays Bank plc	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	210,592

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $485,695,417, which represented 10.1% of total net assets.

(2)	Security, or a portion thereof, has been pledged at the custodian bank for forward commitments. At the period end, the aggregate value of securities pledged was $301,032.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund's investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,361,878,506
Gross tax appreciation of investments	$88,066,185
Gross tax depreciation of investments	(74,194,590)
Net tax appreciation (depreciation) of investments	$13,871,595

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2015

High-Yield - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.1%
Aerospace and Defense — 1.0%
Bombardier, Inc., 5.50%, 9/15/18(1)	1,890,000	1,743,714
Bombardier, Inc., 4.75%, 4/15/19(1)	475,000	393,062
Bombardier, Inc., 5.75%, 3/15/22(1)	1,500,000	1,053,750
Bombardier, Inc., 6.00%, 10/15/22(1)	415,000	292,990
Bombardier, Inc., 7.50%, 3/15/25(1)	1,100,000	775,500
KLX, Inc., 5.875%, 12/1/22(1)	845,000	806,975
TransDigm, Inc., 5.50%, 10/15/20	990,000	962,775
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,621,125
		7,649,891
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	860,000	798,725
Airlines — 0.2%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	1,350,000	1,289,250
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	261,093
		1,550,343
Auto Components — 1.1%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	519,375
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	400,000	420,000
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,005,469
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,558,750
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	1,035,000	1,066,050
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,375,000	1,371,562
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	227,250
UCI International, Inc., 8.625%, 2/15/19	1,250,000	437,500
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	976,000	957,700
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,340,000	1,281,375
		8,845,031
Automobiles — 1.0%
Ally Financial, Inc., 4.125%, 2/13/22	2,000,000	1,985,000
Ally Financial, Inc., 4.625%, 3/30/25	290,000	287,100
Ally Financial, Inc., 5.75%, 11/20/25	845,000	857,675
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	3,640,000	3,703,700
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	1,000,000	973,750
		7,807,225
Banks — 2.5%
Akbank TAS, 3.875%, 10/24/17	920,000	928,050
Banco do Brasil SA, 3.875%, 1/23/17	920,000	922,300
Barclays Bank plc, 7.625%, 11/21/22	1,150,000	1,311,719
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,840,000	1,844,600
CGG SA, 6.50%, 6/1/21	640,000	288,000
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	920,000	944,749
Corpbanca SA, 3.125%, 1/15/18	920,000	897,886
Grupo Aval Ltd., 5.25%, 2/1/17	920,000	941,620
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	920,000	957,419
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	2,800,000	2,760,870
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	3,090,313
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	470,000	512,421

Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,780,000
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,000,000	1,017,813
		20,197,760
Biotechnology — 0.1%
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	850,000	841,500
Building Products — 0.2%
Masco Corp., 5.95%, 3/15/22	700,000	757,750
Masco Corp., 4.45%, 4/1/25	415,000	407,738
USG Corp., 7.875%, 3/30/20(1)	250,000	263,125
		1,428,613
Capital Markets — 0.6%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	920,000	936,776
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,515,000	3,080,875
E*TRADE Financial Corp., 4.625%, 9/15/23	1,120,000	1,141,000
		5,158,651
Chemicals — 1.4%
Ashland, Inc., 4.75%, 8/15/22	2,500,000	2,440,625
Blue Cube Spinco, Inc., 9.75%, 10/15/23(1)	1,905,000	2,064,543
Chemours Co. (The), 6.625%, 5/15/23(1)	1,250,000	881,250
Hexion, Inc., 8.875%, 2/1/18	1,450,000	1,029,500
Hexion, Inc., 6.625%, 4/15/20	1,450,000	1,141,875
Huntsman International LLC, 5.125%, 11/15/22(1)	705,000	638,025
INEOS Group Holdings SA, 6.125%, 8/15/18(1)	125,000	124,219
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	250,000	250,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	700,000	609,000
Tronox Finance LLC, 6.375%, 8/15/20	925,000	561,290
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,113,750
		10,854,077
Commercial Services and Supplies — 1.1%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	465,750
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,099,100
Clean Harbors, Inc., 5.25%, 8/1/20	600,000	615,000
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,456,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,226,100
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	199,375
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,453,125
		8,514,450
Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	1,733,000	1,832,648
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	1,017,266
Avaya, Inc., 7.00%, 4/1/19(1)	2,775,000	2,081,250
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	823,086
Crown Castle International Corp., 5.25%, 1/15/23	3,000,000	3,165,000
Nokia Oyj, 5.375%, 5/15/19	700,000	744,730
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,210,000	2,099,500
		11,763,480
Construction and Engineering — 0.3%
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,046,250
SBA Communications Corp., 4.875%, 7/15/22	1,500,000	1,483,125
		2,529,375
Construction Materials — 1.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	950,000	660,250
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,057,500

Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,010,000	1,007,475
Building Materials Corp. of America, 6.00%, 10/15/25(1)	850,000	871,250
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	417,000
Nortek, Inc., 8.50%, 4/15/21	1,500,000	1,563,900
Ply Gem Industries, Inc., 6.50%, 2/1/22	775,000	712,031
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,149,500
USG Corp., 5.50%, 3/1/25(1)	1,015,000	1,034,031
		8,472,937
Consumer Discretionary — 0.1%
Party City Holdings, Inc., 6.125%, 8/15/23(1)	1,015,000	989,625
Consumer Finance — 2.1%
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,571,250
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	997,500
CIT Group, Inc., 5.00%, 8/15/22	2,190,000	2,254,342
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,271,875
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	1,325,000	1,298,500
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	394,375
Navient Corp., 5.00%, 10/26/20	1,300,000	1,144,000
Navient Corp., 5.50%, 1/25/23	5,250,000	4,219,688
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(1)	1,000,000	1,016,250
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	197,750
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,334,375
		16,699,905
Consumer Staples — 0.2%
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,175,000	1,233,750
Containers and Packaging — 3.3%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,039,187
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(1)	1,200,000	1,233,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,000,000	1,930,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	775,000	726,563
Ball Corp., 5.00%, 3/15/22	1,450,000	1,486,250
Ball Corp., 4.00%, 11/15/23	1,395,000	1,337,456
Ball Corp., 5.25%, 7/1/25	895,000	918,494
Berry Plastics Corp., 5.50%, 5/15/22	1,580,000	1,576,050
Berry Plastics Corp., 5.125%, 7/15/23	1,180,000	1,150,500
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(1)	1,200,000	1,165,500
BWAY Holding Co., 9.125%, 8/15/21(1)	2,090,000	1,964,600
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,600,000	1,572,000
Novelis, Inc., 8.75%, 12/15/20	1,245,000	1,148,513
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	840,000	854,175
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,462,687
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,529,535
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	1,125,000	1,161,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	1,000,000	967,500
Sealed Air Corp., 5.125%, 12/1/24(1)	1,950,000	1,959,750
		26,183,322
Diversified Consumer Services — 0.2%
Laureate Education, Inc., 9.25%, 9/1/19(1)	750,000	467,813
Service Corp. International / US, 5.375%, 1/15/22	1,000,000	1,047,500
Service Corp. International / US, 5.375%, 5/15/24	500,000	517,500
		2,032,813
Diversified Financial Services — 2.7%
Ally Financial, Inc., 5.50%, 2/15/17	1,000,000	1,032,500

Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,260,187
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,231,500
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	1,977,500
Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,835,997
Ally Financial, Inc., 8.00%, 11/1/31	750,000	869,063
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	1,250,000	1,288,029
Deutsche Bank AG, 4.50%, 4/1/25	820,000	758,234
DFC Finance Corp., 10.50%, 6/15/20(1)	650,000	386,750
HUB International Ltd., 7.875%, 10/1/21(1)	1,475,000	1,331,187
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,093,122
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,460,000	1,432,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	754,163
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,385,000	1,230,919
Serta Simmons Bedding LLC, 8.125%, 10/1/20(1)	2,692,000	2,826,600
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,018,750
		21,327,126
Diversified Telecommunication Services — 5.3%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,267,750
CenturyLink, Inc., 7.65%, 3/15/42	1,725,000	1,328,250
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,286,147
Frontier Communications Corp., 8.50%, 4/15/20	1,020,000	1,025,100
Frontier Communications Corp., 10.50%, 9/15/22(1)	1,385,000	1,379,806
Frontier Communications Corp., 7.125%, 1/15/23	2,885,000	2,502,737
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,340,550
Frontier Communications Corp., 11.00%, 9/15/25(1)	3,370,000	3,344,725
Hughes Satellite Systems Corp., 6.50%, 6/15/19	900,000	973,125
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	615,825
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	3,099,600
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,440,000	2,135,000
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,000,000	642,500
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,500,000	705,000
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	295,750
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,047,500
Level 3 Financing, Inc., 5.375%, 8/15/22	470,000	478,813
Level 3 Financing, Inc., 5.375%, 5/1/25(1)	660,000	659,175
SoftBank Group Corp., 4.50%, 4/15/20(1)	1,890,000	1,885,275
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,132,000
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	752,500
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,446,400
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,047,500
Virgin Media Finance plc, 5.75%, 1/15/25(1)	2,200,000	2,123,000
Windstream Services LLC, 7.875%, 11/1/17	250,000	257,003
Windstream Services LLC, 7.75%, 10/15/20	1,200,000	1,015,500
Windstream Services LLC, 7.75%, 10/1/21	600,000	475,125
Windstream Services LLC, 6.375%, 8/1/23	1,250,000	904,688
		42,166,344
Electric Utilities — 0.3%
AES Corp. (The), 4.875%, 5/15/23	2,725,000	2,398,000
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,478,450
Energy Equipment and Services — 1.8%
Basic Energy Services, Inc., 7.75%, 2/15/19	550,000	184,250
FTS International, Inc., 6.25%, 5/1/22	1,620,000	461,700

Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,027,500
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,325,000	556,500
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	65,000
Paragon Offshore plc, 7.25%, 8/15/24(1)	1,100,000	159,500
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,125,000	855,000
Precision Drilling Corp., 6.50%, 12/15/21	1,300,000	1,007,500
Precision Drilling Corp., 5.25%, 11/15/24	1,350,000	924,750
SESI LLC, 6.375%, 5/1/19	1,225,000	1,140,022
Transocean, Inc., 3.00%, 10/15/17	1,265,000	1,125,059
Transocean, Inc., 6.00%, 3/15/18	850,000	760,750
Transocean, Inc., 6.50%, 11/15/20	2,195,000	1,525,525
Transocean, Inc., 7.125%, 12/15/21	1,725,000	1,119,094
Weatherford International Ltd., 9.625%, 3/1/19	835,000	814,125
Weatherford International Ltd., 5.125%, 9/15/20	1,350,000	1,095,187
Weatherford International Ltd., 4.50%, 4/15/22	1,715,000	1,236,944
		14,058,406
Financial Services — 0.3%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	2,605,000	2,589,370
Food and Staples Retailing — 1.0%
Albertson's Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(1)	272,000	289,849
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	455,625
Dollar Tree, Inc., 5.25%, 3/1/20(1)	500,000	518,750
Dollar Tree, Inc., 5.75%, 3/1/23(1)	275,000	288,063
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	500,000	447,500
Rite Aid Corp., 6.75%, 6/15/21	1,000,000	1,050,000
Rite Aid Corp., 6.125%, 4/1/23(1)	3,110,000	3,230,512
SUPERVALU, Inc., 6.75%, 6/1/21	1,495,000	1,360,450
Tesco plc, 6.15%, 11/15/37(1)	830,000	721,761
		8,362,510
Food Products — 1.5%
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	319,375
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	954,750
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	748,125
JBS USA LLC / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	1,010,000	919,100
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,475,000	1,290,625
NBTY, Inc., 9.00%, 10/1/18	1,325,000	1,344,729
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,865,000	2,793,375
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,150,000	1,106,875
Post Holdings, Inc., 7.375%, 2/15/22	1,750,000	1,830,938
Smithfield Foods, Inc., 6.625%, 8/15/22	1,000,000	1,041,250
		12,349,142
Gas Utilities — 3.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,325,000	980,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(1)	510,000	358,275
Energy Transfer Equity LP, 5.875%, 1/15/24	2,185,000	1,791,700
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	850,000	726,750
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,975,000	1,510,875
MPLX LP, 5.50%, 2/15/23(1)	500,000	440,000
MPLX LP, 4.875%, 12/1/24	885,000	798,713
MPLX LP, 4.875%, 6/1/25(1)	1,300,000	1,170,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	701,250
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	500,000	470,000
NuStar Logistics LP, 4.75%, 2/1/22	550,000	486,750

Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,217,254
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	3,630,000	3,357,750
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	925,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	930,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,610,000	2,303,325
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(1)	2,015,000	1,712,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	950,000	883,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	487,535
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,436,000	1,887,900
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	975,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	950,000	904,875
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,150,000	1,496,484
		26,516,186
Health Care Equipment and Supplies — 1.5%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,206,250
Alere, Inc., 6.375%, 7/1/23(1)	1,910,000	1,790,625
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	429,687
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	850,000	756,500
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,347,955
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	900,000	821,250
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	1,993,600
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,109,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	945,000	902,475
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	525,000	485,625
		11,843,717
Health Care Providers and Services — 6.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,650,000	1,551,000
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,050,000	997,500
Amsurg Corp., 5.625%, 7/15/22	1,485,000	1,475,719
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,518,750
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	700,000	700,875
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	975,000	975,000
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	1,900,000	1,812,125
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,395,563
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	2,407,000	2,411,513
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	850,000	822,375
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,451,250
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	1,050,000	1,029,000
HCA, Inc., 4.25%, 10/15/19	500,000	510,625
HCA, Inc., 6.50%, 2/15/20	1,645,000	1,796,340
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,503,125
HCA, Inc., 5.875%, 3/15/22	500,000	528,750
HCA, Inc., 4.75%, 5/1/23	2,000,000	1,985,000
HCA, Inc., 5.00%, 3/15/24	975,000	975,000
HCA, Inc., 5.375%, 2/1/25	2,000,000	1,977,500
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,598,000
HealthSouth Corp., 5.75%, 11/1/24	990,000	949,163
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,950,000	2,728,750
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	1,350,000	1,319,625
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,795,000	1,687,300
Kindred Healthcare, Inc., 6.375%, 4/15/22	720,000	600,300
Kindred Healthcare, Inc., 8.75%, 1/15/23	175,000	161,656
LifePoint Health, Inc., 5.50%, 12/1/21	1,500,000	1,530,000

Tenet Healthcare Corp., 5.00%, 3/1/19	2,010,000	1,864,275
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,612,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,220,750
Tenet Healthcare Corp., 4.50%, 4/1/21	1,465,000	1,435,700
Tenet Healthcare Corp., 8.125%, 4/1/22	3,865,000	3,874,662
Tenet Healthcare Corp., 6.75%, 6/15/23	2,720,000	2,527,900
		51,527,091
Hotels, Restaurants and Leisure — 4.8%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	3,085,000	3,185,262
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,010,000
Boyd Gaming Corp., 6.875%, 5/15/23	1,748,000	1,804,810
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	1,250,000	1,193,750
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	1,500,000	1,365,000
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22	250,000	206,250
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	237,500
Eldorado Resorts, Inc., 7.00%, 8/1/23(1)	2,165,000	2,132,525
FelCor Lodging LP, 5.625%, 3/1/23	775,000	790,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	2,685,000	2,711,850
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	2,998,800
International Game Technology plc, 6.25%, 2/15/22(1)	1,885,000	1,771,900
International Game Technology plc, 6.50%, 2/15/25(1)	1,000,000	885,000
MGM Resorts International, 8.625%, 2/1/19	750,000	834,607
MGM Resorts International, 5.25%, 3/31/20	1,800,000	1,791,000
MGM Resorts International, 7.75%, 3/15/22	250,000	266,563
MGM Resorts International, 6.00%, 3/15/23	2,750,000	2,736,250
Pinnacle Entertainment, 7.50%, 4/15/21	1,800,000	1,885,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,300,000	1,339,000
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	216,125
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,705,000	1,636,800
Scientific Games International, Inc., 10.00%, 12/1/22	1,755,000	1,254,825
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,161,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	525,000	469,875
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,172,625
Yum! Brands, Inc., 3.75%, 11/1/21	725,000	668,196
		38,726,013
Household Durables — 2.3%
Beazer Homes USA, Inc., 7.25%, 2/1/23	1,059,000	937,215
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,225,000	1,139,250
CalAtlantic Group, Inc., 8.375%, 5/15/18	850,000	952,850
CalAtlantic Group, Inc., 5.375%, 10/1/22	500,000	505,000
Century Communities, Inc., 6.875%, 5/15/22	845,000	779,513
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	3,450,000	2,328,750
KB Home, 4.75%, 5/15/19	500,000	487,500
KB Home, 8.00%, 3/15/20	500,000	544,375
Meritage Homes Corp., 7.00%, 4/1/22	750,000	789,375
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	1,275,000	1,313,250
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	3,215,000	3,102,475
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	751,400
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 5.875%, 6/15/24	1,600,000	1,564,000
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,111,240
William Lyon Homes, Inc., 8.50%, 11/15/20	1,075,000	1,142,187
		18,448,380

Household Products — 0.7%
Energizer Holdings, Inc, 5.50%, 6/15/25(1)	845,000	796,413
Spectrum Brands, Inc., 6.375%, 11/15/20	1,560,000	1,665,300
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,780,800
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	1,170,000	1,205,100
		5,447,613
Industrial Conglomerates — 1.0%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	434,500
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,403,500
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	900,900
Jack Cooper Holdings Corp., 10.25%, 6/1/20(1)	275,000	229,625
JCH Parent, Inc., PIK, 10.50%, 3/15/19(1)	557,832	345,856
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	93,750
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	3,558,000	3,042,090
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(1)	850,000	648,125
		8,098,346
Insurance — 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	1,000,000	1,001,250
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21	2,850,000	2,903,437
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	455,000	461,256
Genworth Holdings, Inc., 7.625%, 9/24/21	1,135,000	948,236
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16	1,400,000	385,000
International Lease Finance Corp., 8.75%, 3/15/17	1,700,000	1,814,750
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,342,188
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,238,000
USI Inc. / NY, 7.75%, 1/15/21(1)	500,000	481,875
Voya Financial, Inc., VRN, 5.65%, 5/15/23	1,250,000	1,237,500
		12,813,492
Internet Software and Services — 0.8%
Equinix, Inc., 4.875%, 4/1/20	750,000	783,375
Equinix, Inc., 5.375%, 4/1/23	845,000	866,125
IAC / InterActiveCorp, 4.75%, 12/15/22	475,000	398,406
Match Group, Inc., 6.75%, 12/15/22(1)	1,000,000	995,000
Netflix, Inc., 5.375%, 2/1/21	500,000	527,500
Netflix, Inc., 5.75%, 3/1/24	2,000,000	2,065,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	486,625
VeriSign, Inc., 5.25%, 4/1/25	250,000	251,875
		6,373,906
IT Services — 1.3%
Audatex North America, Inc., 6.125%, 11/1/23(1)	2,100,000	2,121,000
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	855,000	869,962
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	1,045,000	1,097,250
First Data Corp., 5.375%, 8/15/23(1)	450,000	453,375
First Data Corp., 7.00%, 12/1/23(1)	2,850,000	2,857,125
First Data Corp., 5.00%, 1/15/24(1)	845,000	842,888
First Data Corp., 5.75%, 1/15/24(1)	2,370,000	2,340,375
		10,581,975
Machinery — 0.5%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	1,000,000	1,062,500
CNH Industrial Capital LLC, 3.375%, 7/15/19	1,175,000	1,113,313
Navistar International Corp., 8.25%, 11/1/21	1,024,000	706,560
Terex Corp., 6.50%, 4/1/20	500,000	483,750
Terex Corp., 6.00%, 5/15/21	725,000	670,625
		4,036,748

Marine — 0.6%
DP World Sukuk Ltd., 6.25%, 7/2/17	920,000	968,070
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	4,115,000	3,641,775
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	500,000	217,500
		4,827,345
Media — 10.5%
Altice Financing SA, 6.50%, 1/15/22(1)	1,455,000	1,444,087
Altice Financing SA, 6.625%, 2/15/23(1)	3,270,000	3,237,300
Altice Finco SA, 7.625%, 2/15/25(1)	1,300,000	1,205,750
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,080,000	1,882,400
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,660,000	1,435,900
Altice US Finance I Corp., 5.375%, 7/15/23(1)	655,000	658,275
AMC Entertainment, Inc., 5.875%, 2/15/22	500,000	510,000
AMC Entertainment, Inc., 5.75%, 6/15/25	495,000	498,713
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,278,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,936,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	2,660,000	2,669,975
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	675,000	673,313
CCOH Safari LLC, 5.75%, 2/15/26(1)	2,670,000	2,683,350
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	985,000	890,194
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	597,750
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,750,000	2,545,468
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,000,000	976,050
Clearwire Communications LLC / Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	553,750
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,266,000
CSC Holdings LLC, 6.75%, 11/15/21	1,675,000	1,649,875
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	675,000	231,188
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,533,750
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	2,979,500
DISH DBS Corp., 5.00%, 3/15/23	1,680,000	1,461,600
DISH DBS Corp., 5.875%, 11/15/24	1,975,000	1,762,687
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,031,250
iHeartCommunications, Inc., 10.00%, 1/15/18	1,000,000	385,000
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,227,187
iHeartCommunications, Inc., 10.625%, 3/15/23	500,000	348,750
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,529,750
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,424,500
Lamar Media Corp., 5.375%, 1/15/24	500,000	517,500
McClatchy Co. (The), 9.00%, 12/15/22	450,000	402,188
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	506,875
Neptune Finco Corp., 10.125%, 1/15/23(1)	1,215,000	1,269,675
Neptune Finco Corp., 6.625%, 10/15/25(1)	670,000	698,475
Neptune Finco Corp., 10.875%, 10/15/25(1)	1,360,000	1,428,000
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,047,275
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,275,000	1,263,844
Numericable-SFR SAS, 6.00%, 5/15/22(1)	5,060,000	4,920,850
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,254,687
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	277,860
RR Donnelley & Sons Co., 6.00%, 4/1/24	1,500,000	1,344,375
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	260,938
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,006,250
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	256,250
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,250,000	1,220,312

Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,036,250
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,047,500
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	1,250,000	1,260,937
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	507,500
TEGNA, Inc., 5.125%, 7/15/20	1,000,000	1,040,000
TEGNA, Inc., 5.50%, 9/15/24(1)	1,500,000	1,503,750
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,000,000	991,900
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)	650,000	623,188
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,128,875
Univision Communications, Inc., 5.125%, 5/15/23(1)	1,000,000	967,500
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,345,000	1,281,112
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	1,125,000	1,065,937
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	450,000	477,563
Videotron Ltd., 5.00%, 7/15/22	1,000,000	1,003,750
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	450,000	466,313
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,005,000	1,954,875
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,740,000	1,726,950
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,725,000	1,634,437
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	227,250
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,002,725
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	1,035,000	963,844
		84,095,822
Metals and Mining — 3.1%
AK Steel Corp., 7.625%, 5/15/20	1,250,000	521,875
Alcoa, Inc., 5.40%, 4/15/21	1,410,000	1,376,512
Alcoa, Inc., 5.125%, 10/1/24	2,420,000	2,214,300
Alcoa, Inc., 5.95%, 2/1/37	770,000	623,700
Aleris International, Inc., 7.625%, 2/15/18	585,000	500,175
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,320,000	798,600
ArcelorMittal, 5.50%, 2/25/17	2,500,000	2,427,250
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,300,000
ArcelorMittal, 6.50%, 3/1/21	1,025,000	830,137
ArcelorMittal, 6.125%, 6/1/25	975,000	714,188
ArcelorMittal, 7.75%, 3/1/41	2,000,000	1,362,500
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(1)	941,000	277,595
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	590,000	452,825
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	352,950
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	768,000	485,760
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	1,367,100
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	1,410,000	1,297,200
Freeport-McMoRan, Inc., 3.55%, 3/1/22	840,000	491,400
HudBay Minerals, Inc., 9.50%, 10/1/20	855,000	630,563
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	77,500
Lundin Mining Corp., 7.875%, 11/1/22(1)	850,000	784,125
New Gold, Inc., 6.25%, 11/15/22(1)	415,000	332,000
Novelis, Inc., 8.375%, 12/15/17	830,000	811,325
Steel Dynamics, Inc., 5.25%, 4/15/23	1,430,000	1,312,025
Teck Resources Ltd., 2.50%, 2/1/18	1,385,000	1,059,525
Teck Resources Ltd., 4.75%, 1/15/22	2,095,000	1,026,550
Teck Resources Ltd., 6.25%, 7/15/41	670,000	298,150
United States Steel Corp., 7.375%, 4/1/20	750,000	393,450
		25,119,280

Multi-Utilities — 2.5%
Calpine Corp., 5.375%, 1/15/23	1,750,000	1,579,375
Calpine Corp., 5.50%, 2/1/24	500,000	443,750
Calpine Corp., 5.75%, 1/15/25	3,285,000	2,911,331
Dynegy, Inc., 6.75%, 11/1/19	800,000	756,000
Dynegy, Inc., 7.375%, 11/1/22	3,145,000	2,751,875
Dynegy, Inc., 5.875%, 6/1/23	500,000	403,750
Dynegy, Inc., 7.625%, 11/1/24	800,000	687,840
GenOn Americas Generation LLC, 8.50%, 10/1/21	225,000	165,938
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	1,625,660
GenOn Energy, Inc., 9.875%, 10/15/20	930,000	692,850
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	202,500
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,052,500
NRG Energy, Inc., 7.625%, 1/15/18	2,000,000	2,095,000
NRG Energy, Inc., 6.25%, 7/15/22	500,000	436,250
NRG Energy, Inc., 6.25%, 5/1/24	2,440,000	2,062,288
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	1,475,000	1,113,625
Talen Energy Supply LLC, 6.50%, 6/1/25(1)	1,400,000	931,000
		19,911,532
Multiline Retail — 0.4%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	645,000	216,075
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	461,250
J.C. Penney Corp., Inc., 5.65%, 6/1/20	845,000	680,225
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	2,600,000	1,937,000
		3,294,550
Oil, Gas and Consumable Fuels — 6.1%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,173,000
Antero Resources Corp., 5.125%, 12/1/22	1,850,000	1,415,250
Antero Resources Corp., 5.625%, 6/1/23(1)	920,000	722,200
Arch Coal, Inc., 7.00%, 6/15/19(2)(3)	1,500,000	15,000
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	420,000	77,700
California Resources Corp., 5.50%, 9/15/21	544,000	174,080
California Resources Corp., 8.00%, 12/15/22	2,786,000	1,473,097
California Resources Corp., 6.00%, 11/15/24	497,000	152,828
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	850,000	743,750
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,750,000	1,537,812
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	850,000	692,750
Chaparral Energy, Inc., 7.625%, 11/15/22	420,000	98,700
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	3,691,000	1,827,045
Comstock Resources, Inc., 10.00%, 3/15/20(1)	845,000	392,925
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,013,000
Concho Resources, Inc., 5.50%, 4/1/23	1,750,000	1,627,500
CONSOL Energy, Inc., 5.875%, 4/15/22	1,160,000	725,000
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	36,500
Denbury Resources, Inc., 5.50%, 5/1/22	750,000	252,735
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	245,160
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	142,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	150,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24	1,250,000	143,750
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	3,000,000	1,927,500
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	128,750
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	680,000	343,400
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	2,405,000	2,056,275

Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	1,035,000	877,162
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(1)	665,000	545,300
Halcon Resources Corp., 8.625%, 2/1/20(1)	855,000	593,156
Halcon Resources Corp., 12.00%, 2/15/22(1)	390,000	295,000
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	860,000	752,500
Laredo Petroleum, Inc., 5.625%, 1/15/22	750,000	656,250
Laredo Petroleum, Inc., 6.25%, 3/15/23	1,025,000	896,875
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	256,500
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	264,375
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	910,000	127,400
MEG Energy Corp., 6.50%, 3/15/21(1)	750,000	528,750
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	858,000
Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	890,000
Noble Energy, Inc., 5.875%, 6/1/22	975,000	928,729
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,075,000	1,338,375
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	520,000
Peabody Energy Corp., 6.00%, 11/15/18	960,000	182,400
Peabody Energy Corp., 6.50%, 9/15/20	350,000	49,875
Peabody Energy Corp., 6.25%, 11/15/21	990,000	141,075
Peabody Energy Corp., 10.00%, 3/15/22(1)	600,000	117,000
Penn Virginia Corp., 8.50%, 5/1/20	855,000	138,938
Petrobras Global Finance BV, 3.25%, 3/17/17	920,000	853,300
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	2,254,750
QEP Resources, Inc., 5.25%, 5/1/23	250,000	178,750
Range Resources Corp., 5.75%, 6/1/21	1,000,000	795,000
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,128,750
Rice Energy, Inc., 6.25%, 5/1/22	550,000	398,750
Sabine Pass LNG LP, 6.50%, 11/1/20	1,485,000	1,447,875
Sanchez Energy Corp., 6.125%, 1/15/23	910,000	495,950
SandRidge Energy, Inc., 8.75%, 6/1/20(1)	665,000	202,825
SandRidge Energy, Inc., 7.50%, 3/15/21	1,145,000	125,950
SM Energy Co., 6.50%, 1/1/23	500,000	370,000
SM Energy Co., 5.00%, 1/15/24	1,310,000	858,050
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,132,850
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,975,000	1,619,500
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,027,500
Tesoro Corp., 5.375%, 10/1/22	150,000	150,938
Whiting Petroleum Corp., 5.00%, 3/15/19	490,000	372,400
Whiting Petroleum Corp., 5.75%, 3/15/21	2,600,000	1,908,400
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,175,000
WPX Energy, Inc., 6.00%, 1/15/22	500,000	352,500
WPX Energy, Inc., 8.25%, 8/1/23	845,000	678,113
		48,773,018
Paper and Forest Products — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	652,344
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,975,000	2,004,625
		2,656,969
Personal Products — 0.1%
Avon Products, Inc., 6.75%, 3/15/23	1,000,000	695,000
Pharmaceuticals — 2.6%
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(1)	730,000	750,075
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(1)	1,740,000	1,713,900
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	2,165,000	2,165,000

Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,370,000	1,356,300
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	745,000	742,020
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	1,500,000	1,417,500
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	500,000	501,250
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,800,000	1,746,000
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	775,000	776,937
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,261,000
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,719,375
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	3,125,000	2,765,625
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	800,000	718,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,270,000	2,926,650
		20,559,632
Real Estate Investment Trusts (REITs) — 0.9%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	2,180,000	1,869,350
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,343,250
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,013,750
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	261,250
iStar, Inc., 9.00%, 6/1/17	100,000	105,375
iStar, Inc., 5.00%, 7/1/19	975,000	950,625
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	1,000,000	1,042,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,022,500
		7,608,600
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 5.00%, 3/15/23	250,000	251,627
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,430,000	1,474,687
		1,726,314
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	410,000	280,850
Advanced Micro Devices, Inc., 7.00%, 7/1/24	700,000	458,500
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	976,250
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	300,000	315,000
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,480,000	1,335,700
Micron Technology, Inc., 5.50%, 2/1/25	1,975,000	1,723,187
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	800,000	802,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	234,844
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,115,000	1,154,025
		7,280,356
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,500,000	1,575,000
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	167,188
Infor US, Inc., 6.50%, 5/15/22(1)	2,073,000	1,756,867
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	758,765
		4,257,820
Specialty Retail — 2.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	980,000	1,016,750
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	840,000	854,700
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,139,937
BMC Stock Holdings, Inc., 9.00%, 9/15/18(1)	1,000,000	1,045,000
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	61,000
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	108,750
Hertz Corp. (The), 4.25%, 4/1/18	100,000	101,500
Hertz Corp. (The), 5.875%, 10/15/20	450,000	466,313
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,615,875

Hertz Corp. (The), 6.25%, 10/15/22	850,000	884,000
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,370,000	1,417,950
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,255,000	1,289,512
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	509,375
Rent-A-Center, Inc., 6.625%, 11/15/20	1,175,000	1,001,688
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,027,500
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	850,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	811,750
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	778,500
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	268,425
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	847,688
United Rentals North America, Inc., 4.625%, 7/15/23	1,985,000	1,987,481
United Rentals North America, Inc., 5.50%, 7/15/25	2,550,000	2,483,062
		20,566,756
Technology Hardware, Storage and Peripherals — 0.5%
CommScope Technologies Finance LLC, 6.00%, 6/15/25(1)	2,435,000	2,349,775
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,291,263
NCR Corp., 5.00%, 7/15/22	800,000	779,000
		4,420,038
Textiles, Apparel and Luxury Goods — 0.8%
L Brands, Inc., 6.625%, 4/1/21	750,000	834,375
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,393,437
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	3,465,000	2,494,800
PVH Corp., 4.50%, 12/15/22	500,000	491,250
		6,213,862
Wireless Telecommunication Services — 3.0%
Sprint Communications, Inc., 6.00%, 12/1/16	1,000,000	996,875
Sprint Communications, Inc., 9.125%, 3/1/17	250,000	254,375
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,000,000	1,055,000
Sprint Communications, Inc., 7.00%, 3/1/20(1)	1,100,000	1,105,500
Sprint Communications, Inc., 7.00%, 8/15/20	1,170,000	906,750
Sprint Communications, Inc., 6.00%, 11/15/22	1,750,000	1,260,000
Sprint Corp., 7.25%, 9/15/21	3,000,000	2,242,500
Sprint Corp., 7.875%, 9/15/23	2,365,000	1,782,027
Sprint Corp., 7.125%, 6/15/24	4,100,000	3,003,250
Sprint Corp., 7.625%, 2/15/25	1,010,000	742,350
T-Mobile USA, Inc., 6.46%, 4/28/19	480,000	495,514
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,302,488
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,571,250
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,133,000
T-Mobile USA, Inc., 6.625%, 4/1/23	3,220,000	3,292,450
T-Mobile USA, Inc., 6.375%, 3/1/25	1,500,000	1,522,500
T-Mobile USA, Inc., 6.50%, 1/15/26	1,075,000	1,087,889
		23,753,718
TOTAL CORPORATE BONDS (Cost $812,607,693)		729,454,900
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.5%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.28%, 1/15/16(1) (Cost $4,000,000)	4,000,000	3,969,861
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	671,281	705,684
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	1,078,116	1,149,541
US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	935,686	936,856
TOTAL ASSET-BACKED SECURITIES (Cost $2,689,854)		2,792,081

COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	9,111	361,707
Building Products†
Nortek, Inc.(2)	650	28,353
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(2)	10,800	944,028
Media — 0.1%
Charter Communications, Inc., Class A(2)	5,213	954,500
TOTAL COMMON STOCKS (Cost $1,685,158)		2,288,588
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.1%
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36 (Cost $1,209,263)	1,213,730	1,196,618
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	854,148
TEMPORARY CASH INVESTMENTS(5) — 6.0%
BNP Paribas SA, 0.20%, 1/4/16(6)	31,589,000	31,587,638
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(6)	13,735,000	13,734,480
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,494,313),at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $2,445,022)		2,445,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $47,768,187)		47,767,118
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $870,907,051)		788,323,314
OTHER ASSETS AND LIABILITIES — 1.6%		12,581,011
TOTAL NET ASSETS — 100.0%		$800,904,325

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,388,326	USD	2,424,053	Barclays Bank plc	3/16/16	36,390
CAD	1,111,105	USD	800,000	JPMorgan Chase Bank N.A.	3/16/16	3,151
USD	3,678,934	CAD	5,142,818	Barclays Bank plc	3/16/16	(38,503)
USD	808,606	CAD	1,123,614	JPMorgan Chase Bank N.A.	3/16/16	(3,588)
CHF	2,080,389	USD	2,106,945	Barclays Bank plc	3/16/16	(23,590)
USD	2,117,897	CHF	2,080,389	UBS AG	3/16/16	34,542
USD	3,360,103	CLP	2,407,513,606	UBS AG	3/16/16	(10,383)
USD	3,261,599	EUR	2,961,625	State Street Bank & Trust Co.	3/16/16	37,281
IDR	37,131,319,860	USD	2,650,344	UBS AG	3/16/16	(24,885)
ILS	15,282,303	USD	3,941,982	Barclays Bank plc	3/16/16	(8,716)
INR	376,929,785	USD	5,569,294	Westpac Group	3/16/16	66,735
USD	5,530,479	INR	376,929,785	Westpac Group	3/16/16	(105,549)
JPY	396,844,452	USD	3,269,439	UBS AG	3/16/16	37,682
USD	3,270,274	JPY	396,844,452	JPMorgan Chase Bank N.A.	3/16/16	(36,847)
MYR	14,773,241	USD	3,438,036	UBS AG	3/16/16	(19,805)
MYR	11,980,069	USD	2,788,008	UBS AG	3/16/16	(16,061)
USD	2,750,877	MYR	11,980,069	UBS AG	3/16/16	(21,070)
USD	3,430,054	MYR	14,773,241	UBS AG	3/16/16	11,823
NOK	25,142,109	USD	2,878,356	Barclays Bank plc	3/16/16	(39,920)
NOK	20,158,145	USD	2,308,536	UBS AG	3/16/16	(32,769)
USD	2,895,566	NOK	25,142,109	Barclays Bank plc	3/16/16	57,130
USD	2,295,555	NOK	20,158,145	Deutsche Bank	3/16/16	19,788
USD	3,829,453	PHP	183,928,651	UBS AG	3/16/16	(62,685)
PLN	15,756,835	USD	4,001,736	Barclays Bank plc	3/16/16	9,609
USD	3,977,392	PLN	15,756,835	Barclays Bank plc	3/16/16	(33,953)
SEK	21,697,997	USD	2,591,731	JPMorgan Chase Bank N.A.	3/16/16	(16,090)
USD	2,539,665	SEK	21,697,997	Deutsche Bank	3/16/16	(35,976)
SGD	5,783,296	USD	4,100,000	Deutsche Bank	3/16/16	(30,638)
SGD	5,637,442	USD	3,998,444	State Street Bank and Trust	3/16/16	(31,711)
USD	4,083,116	SGD	5,758,839	JPMorgan Chase Bank N.A.	3/16/16	30,963
TRY	8,453,065	USD	2,839,922	Barclays Bank plc	3/16/16	(114)
USD	2,763,478	TRY	8,453,065	JPMorgan Chase Bank N.A.	3/16/16	(76,330)
TWD	147,906,904	USD	4,505,785	UBS AG	3/16/16	(21,923)
USD	4,471,188	TWD	147,906,904	UBS AG	3/16/16	(12,674)
						(358,686)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
13	U.S. Treasury Long Bonds	March 2016	1,998,750	4,846
39	U.S. Treasury Ultra Long Bonds	March 2016	6,188,813	(11,176)
			8,187,563	(6,330)

SWAP AGREEMENTS* CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	36,000,000	Sell	5.00	12/20/20	4.73	(387,357)	461,073

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection**	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Camden Property Trust	850,000	Buy	1.00	12/20/19	(4,787)	2,782	(2,005)
Barclays Bank plc/ AES Corp. (The)(7)	850,000	Sell	5.00	9/20/17	54,733	1,524	56,257
Barclays Bank plc/ Boyd Gaming Corp.(7)	850,000	Sell	5.00	9/20/16	24,092	4,065	28,157
Barclays Bank plc/ Calpine Corp.(7)	850,000	Sell	5.00	9/20/17	44,709	(4,542)	40,167
Barclays Bank plc/ Dominion Resources, Inc.(7)	850,000	Buy	1.00	6/20/20	(23,191)	(3,837)	(27,028)
Barclays Bank plc/ NRG Energy, Inc.(7)	850,000	Sell	5.00	9/20/17	50,846	(21,501)	29,345
Barclays Bank plc/ Parker Drilling Co.(7)	850,000	Sell	5.00	9/20/17	47,773	(58,183)	(10,410)
Barclays Bank plc/ Procter & Gamble Co. (The)(7)	850,000	Buy	1.00	6/20/20	(30,816)	818	(29,998)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00	9/20/19	(8,114)	11,129	3,015
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00	9/20/19	(17,037)	(5,058)	(22,095)
Deutsche Bank AG/ Realogy Group LLC	850,000	Sell	5.00	9/20/16	22,683	6,919	29,602
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00	12/20/19	(12,232)	(1,091)	(13,323)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	850,000	Buy	1.00	6/20/20	23,686	10,519	34,205
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00	6/20/20	(7,594)	(22,367)	(29,961)
Morgan Stanley & Co./ D.R. Horton, Inc.	850,000	Sell	1.00	6/20/20	(17,548)	8,093	(9,455)
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00	9/20/17	52,240	(12,897)	39,343
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00	9/20/17	57,089	6,065	63,154
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell	5.00	9/20/17	56,616	3,531	60,147
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00	9/20/17	53,017	1,121	54,138
Morgan Stanley & Co./ J.C. Penney Co., Inc.	850,000	Sell	5.00	6/20/16	11,019	1,905	12,924
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	5.00	6/20/20	106,603	5,702	112,305
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00	9/20/19	(17,037)	(6,680)	(23,717)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00	9/20/19	(18,597)	(4,007)	(22,604)
Morgan Stanley & Co./ Rite Aid Corp.	850,000	Sell	5.00	9/20/16	25,939	4,729	30,668
					474,092	(71,261)	402,831

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

**** The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $268,511,479, which represented 33.5% of total net assets.

(2)	Non-income producing.

(3)	Security is in default.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $177,976.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	729,454,900	—
Commercial Mortgage-Backed Securities	—	3,969,861	—
Asset-Backed Securities	—	2,792,081	—
Common Stocks	2,288,588	—	—
Collateralized Mortgage Obligations	—	1,196,618	—
Exchange-Traded Funds	854,148	—	—
Temporary Cash Investments	—	47,767,118	—
	3,142,736	785,180,578	—
Other Financial Instruments
Futures Contracts	4,846	—	—
Swap Agreements	—	1,054,500	—
Forward Foreign Currency Exchange Contracts	—	345,094	—
	4,846	1,399,594	—
Liabilities
Other Financial Instruments
Futures Contracts	11,176	—	—
Swap Agreements	—	190,596	—
Forward Foreign Currency Exchange Contracts	—	703,780	—
	11,176	894,376	—
3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$871,511,929
Gross tax appreciation of investments	$10,349,491
Gross tax depreciation of investments	(93,538,106)
Net tax appreciation (depreciation) of investments	$(83,188,615)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2015

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 37.4%
U.S. Treasury Bills, 0.25%, 6/23/16(1)	36,000,000	35,921,340
U.S. Treasury Bills, 0.48%, 11/10/16(1)	26,000,000	25,884,248
U.S. Treasury Bonds, 4.75%, 2/15/37	2,250,000	2,978,710
U.S. Treasury Bonds, 3.50%, 2/15/39	59,910,000	66,163,825
U.S. Treasury Bonds, 4.375%, 11/15/39	3,000,000	3,766,533
U.S. Treasury Bonds, 2.875%, 5/15/43	33,100,000	32,216,660
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	27,410,000	27,965,957
U.S. Treasury Bonds, 3.00%, 11/15/44	11,990,000	11,926,765
U.S. Treasury Bonds, 2.50%, 2/15/45	9,550,000	8,553,620
U.S. Treasury Notes, 0.375%, 1/15/16	46,000,000	46,003,128
U.S. Treasury Notes, 0.50%, 4/30/17	10,000,000	9,949,070
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,158,557
U.S. Treasury Notes, 0.75%, 10/31/17	50,000,000	49,742,650
U.S. Treasury Notes, 1.00%, 2/15/18	108,400,000	108,085,748
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,810,260
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,640,724
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,220,430
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,266,460
U.S. Treasury Notes, 1.375%, 7/31/18	12,050,000	12,099,851
U.S. Treasury Notes, 1.375%, 9/30/18	37,200,000	37,329,940
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,257,752
U.S. Treasury Notes, 1.25%, 11/15/18	50,750,000	50,682,553
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	28,769,913
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,015,920
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	41,447,203
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,407,528
U.S. Treasury Notes, 1.375%, 3/31/20	23,900,000	23,613,439
U.S. Treasury Notes, 1.625%, 6/30/20	13,150,000	13,101,016
U.S. Treasury Notes, 1.375%, 9/30/20	81,850,000	80,463,543
U.S. Treasury Notes, 1.375%, 10/31/20	34,700,000	34,098,892
U.S. Treasury Notes, 1.625%, 11/30/20	8,000,000	7,955,448
U.S. Treasury Notes, 1.75%, 5/15/22	6,920,000	6,808,941
U.S. Treasury Notes, 2.125%, 12/31/22	10,000,000	10,019,960
U.S. Treasury Notes, 2.00%, 8/15/25	30,650,000	29,886,846
TOTAL U.S. TREASURY SECURITIES (Cost $927,995,757)		925,213,430
CORPORATE BONDS — 30.6%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22	1,380,000	1,333,998
Harris Corp., 2.70%, 4/27/20	590,000	579,608
Lockheed Martin Corp., 3.55%, 1/15/26	860,000	866,192
Lockheed Martin Corp., 3.80%, 3/1/45	500,000	444,740
United Technologies Corp., 6.125%, 2/1/19	290,000	323,638
United Technologies Corp., 6.05%, 6/1/36	730,000	876,966
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,667,874
		6,093,016
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(3)	1,620,000	1,615,950

Tenneco, Inc., 6.875%, 12/15/20		1,299,000	1,350,960
ZF North America Capital, Inc., 4.00%, 4/29/20(3)		1,850,000	1,872,200
			4,839,110
Automobiles — 0.8%
Ford Motor Co., 4.75%, 1/15/43		960,000	908,246
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		1,800,000	1,794,391
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		5,750,000	6,029,922
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,356,149
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		980,000	1,094,185
General Motors Co., 5.00%, 4/1/35		1,490,000	1,393,034
General Motors Financial Co., Inc., 3.25%, 5/15/18		2,280,000	2,292,640
General Motors Financial Co., Inc., 3.10%, 1/15/19		2,610,000	2,608,627
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)		1,260,000	1,271,025
			18,748,219
Banks — 5.5%
Bank of America Corp., 6.50%, 8/1/16		1,050,000	1,080,752
Bank of America Corp., 5.75%, 12/1/17		6,665,000	7,133,489
Bank of America Corp., 5.625%, 7/1/20		2,320,000	2,580,504
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,310,080
Bank of America Corp., MTN, 4.00%, 4/1/24		1,170,000	1,199,291
Bank of America Corp., MTN, 4.20%, 8/26/24		1,770,000	1,775,758
Bank of America Corp., MTN, 4.00%, 1/22/25		2,240,000	2,198,728
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	868,846
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,560,843
Bank of America N.A., 6.00%, 10/15/36		650,000	774,202
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,630,221
Barclays Bank plc, 3.75%, 5/15/24		1,000,000	1,020,908
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	1,300,000	1,695,004
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	3,946,604
BB&T Corp., MTN, 2.05%, 6/19/18		$570,000	573,535
BPCE SA, 5.15%, 7/21/24(3)		1,670,000	1,687,114
Branch Banking & Trust Co., 3.625%, 9/16/25		813,000	822,045
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,321,692
Capital One Financial Corp., 4.20%, 10/29/25		3,115,000	3,083,330
Capital One N.A., 2.35%, 8/17/18		1,600,000	1,604,277
Citigroup, Inc., 1.75%, 5/1/18		1,980,000	1,964,491
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,259,134
Citigroup, Inc., 4.50%, 1/14/22		1,970,000	2,113,081
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,432,288
Citigroup, Inc., 4.40%, 6/10/25		6,840,000	6,924,946
Citigroup, Inc., 4.45%, 9/29/27		1,150,000	1,145,745
Commerzbank AG, 8.125%, 9/19/23(3)		1,050,000	1,209,033
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	3,000,000	3,674,833
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$2,270,000	2,399,131
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		480,000	486,639
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,319,041
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,039,426
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	3,200,000	3,591,423
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	769,612
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,825,024
HBOS plc, MTN, 6.75%, 5/21/18(3)		2,280,000	2,492,649
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	2,059,748
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	2,200,000	2,782,025

ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	4,700,000	5,481,084
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		$1,070,000	1,055,047
JPMorgan Chase & Co., 6.00%, 1/15/18		400,000	432,176
JPMorgan Chase & Co., 4.625%, 5/10/21		6,860,000	7,418,960
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,908,728
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,678,585
JPMorgan Chase & Co., 4.95%, 6/1/45		1,000,000	1,003,575
KFW, 2.00%, 6/1/16		2,920,000	2,935,038
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	4,343,697
PNC Funding Corp., 4.375%, 8/11/20		$230,000	248,423
Regions Bank, 7.50%, 5/15/18		250,000	277,941
Regions Bank, 6.45%, 6/26/37		1,240,000	1,447,510
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,722,608
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	1,200,000	1,462,463
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,200,000	1,227,611
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,300,000	1,430,384
U.S. Bancorp, 3.44%, 2/1/16		$450,000	450,583
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,196,031
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	1,944,710
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,238,076
Wells Fargo & Co., 4.125%, 8/15/23		760,000	790,331
Wells Fargo & Co., 5.61%, 1/15/44		366,000	407,380
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,030,360
Wells Fargo & Co., MTN, 2.60%, 7/22/20		2,900,000	2,895,650
Wells Fargo & Co., MTN, 4.60%, 4/1/21		1,605,000	1,750,885
Wells Fargo & Co., MTN, 3.55%, 9/29/25		1,900,000	1,919,747
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,700,000	2,729,084
Wells Fargo & Co., MTN, 4.65%, 11/4/44		580,000	565,628
Wells Fargo & Co., MTN, 4.90%, 11/17/45		975,000	986,392
			137,334,179
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		190,000	219,758
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,300,000	2,215,871
			2,435,629
Biotechnology — 0.9%
AbbVie, Inc., 1.75%, 11/6/17		1,670,000	1,667,594
AbbVie, Inc., 2.90%, 11/6/22		1,540,000	1,493,221
AbbVie, Inc., 3.60%, 5/14/25		1,610,000	1,592,300
AbbVie, Inc., 4.40%, 11/6/42		1,790,000	1,678,003
Amgen, Inc., 2.125%, 5/15/17		880,000	885,651
Amgen, Inc., 5.85%, 6/1/17		400,000	423,142
Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,278,375
Amgen, Inc., 5.375%, 5/15/43		1,800,000	1,918,042
Biogen, Inc., 3.625%, 9/15/22		2,660,000	2,693,755
Celgene Corp., 3.25%, 8/15/22		1,490,000	1,480,437
Celgene Corp., 3.625%, 5/15/24		850,000	837,914
Celgene Corp., 3.875%, 8/15/25		1,200,000	1,198,568
Gilead Sciences, Inc., 4.40%, 12/1/21		1,970,000	2,129,517
Gilead Sciences, Inc., 3.65%, 3/1/26		1,820,000	1,838,451
			22,114,970
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,560,000	1,532,700

Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	2,500,000	3,416,142
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,040,000	1,081,531
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,030,000	2,186,810
			6,684,483
Chemicals — 0.4%
Ashland, Inc., 4.75%, 8/15/22		950,000	927,437
Dow Chemical Co. (The), 4.25%, 11/15/20		787,000	825,974
Eastman Chemical Co., 2.70%, 1/15/20		1,550,000	1,536,771
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,017,056
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,234,647
LYB International Finance BV, 4.875%, 3/15/44		500,000	458,243
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	1,948,072
LyondellBasell Industries NV, 4.625%, 2/26/55		380,000	309,391
Mosaic Co. (The), 5.625%, 11/15/43		500,000	480,921
			9,738,512
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20		925,000	948,125
Covanta Holding Corp., 5.875%, 3/1/24		1,070,000	973,700
Pitney Bowes, Inc., 4.625%, 3/15/24		880,000	863,941
Republic Services, Inc., 3.55%, 6/1/22		1,910,000	1,954,293
Waste Management, Inc., 2.60%, 9/1/16		860,000	866,068
Waste Management, Inc., 4.75%, 6/30/20		830,000	900,627
Waste Management, Inc., 4.10%, 3/1/45		1,140,000	1,063,883
			7,570,637
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		830,000	831,285
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		1,490,000	1,465,658
Cisco Systems, Inc., 3.00%, 6/15/22		1,520,000	1,547,445
Crown Castle International Corp., 5.25%, 1/15/23		674,000	711,070
			4,555,458
Construction Materials†
Owens Corning, 4.20%, 12/15/22		1,060,000	1,062,873
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		1,450,000	1,553,656
American Express Co., 1.55%, 5/22/18		1,530,000	1,519,100
American Express Co., 3.625%, 12/5/24		1,500,000	1,470,774
American Express Credit Corp., 1.30%, 7/29/16		520,000	521,008
American Express Credit Corp., 2.60%, 9/14/20		810,000	812,806
Capital One Bank USA N.A., 2.30%, 6/5/19		2,390,000	2,362,831
Capital One Bank USA N.A., 3.375%, 2/15/23		1,580,000	1,549,291
CIT Group, Inc., 4.25%, 8/15/17		2,450,000	2,511,250
CIT Group, Inc., 5.00%, 8/15/22		630,000	648,509
Discover Bank, 2.00%, 2/21/18		2,000,000	1,987,810
Equifax, Inc., 3.30%, 12/15/22		800,000	799,030
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		2,550,000	2,511,750
HSBC Bank USA N.A., 5.875%, 11/1/34		420,000	486,977
John Deere Capital Corp., MTN, 3.15%, 10/15/21		570,000	580,603
PNC Bank N.A., 6.00%, 12/7/17		2,860,000	3,063,146
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,187,412
Synchrony Financial, 2.60%, 1/15/19		980,000	977,449
Synchrony Financial, 3.00%, 8/15/19		500,000	499,829
			25,043,231

Containers and Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23		1,170,000	1,121,738
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,068,000	2,137,795
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,700,000	1,670,250
WestRock RKT Co., 3.50%, 3/1/20		1,000,000	1,011,383
WestRock RKT Co., 4.00%, 3/1/23		1,670,000	1,678,779
			7,619,945
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		670,000	633,765
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	840,076
Johns Hopkins University, 4.08%, 7/1/53		260,000	255,742
			1,729,583
Diversified Financial Services — 3.1%
Ally Financial, Inc., 2.75%, 1/30/17		1,790,000	1,790,000
Ally Financial, Inc., 3.60%, 5/21/18		1,630,000	1,634,075
BNP Paribas SA, 4.375%, 9/28/25(3)		800,000	785,121
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,296,860
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	1,700,000	2,495,113
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	4,006,353
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20(3)		$1,800,000	1,794,668
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(3)		500,000	494,966
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,100,000	4,154,067
GE Capital International Funding Co., 2.34%, 11/15/20(3)		$7,800,000	7,748,153
General Electric Capital Corp., MTN, 2.20%, 1/9/20		287,000	287,979
General Electric Capital Corp., MTN, 4.375%, 9/16/20		1,547,000	1,681,176
General Electric Capital Corp., MTN, 4.65%, 10/17/21		968,000	1,071,190
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		1,250,000	1,261,511
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,315,374
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		3,440,000	3,782,552
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,316,018
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		540,000	555,493
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,180,000	1,162,850
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		1,000,000	994,949
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,191,081
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,080,000	1,052,266
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		410,000	408,823
HSBC Holdings plc, 5.10%, 4/5/21		1,530,000	1,702,238
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		1,070,000	1,078,025
McGraw Hill Financial, Inc., 3.30%, 8/14/20		870,000	878,717
Morgan Stanley, 2.65%, 1/27/20		700,000	699,008
Morgan Stanley, 5.00%, 11/24/25		6,170,000	6,566,392
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,672,596
Morgan Stanley, MTN, 5.625%, 9/23/19		6,510,000	7,192,925
Morgan Stanley, MTN, 3.70%, 10/23/24		300,000	302,033
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	3,073,742
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(3)		$950,000	951,495
			77,397,809
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.875%, 8/15/21		1,780,000	1,844,046
AT&T, Inc., 2.625%, 12/1/22		3,440,000	3,268,554
AT&T, Inc., 3.40%, 5/15/25		4,920,000	4,738,541
AT&T, Inc., 4.30%, 12/15/42		950,000	814,701
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,516,751

CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	635,500
Frontier Communications Corp., 8.25%, 4/15/17	720,000	758,700
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	1,005,000
Frontier Communications Corp., 11.00%, 9/15/25(3)	600,000	595,500
Orange SA, 4.125%, 9/14/21	1,470,000	1,558,241
Orange SA, 5.50%, 2/6/44	630,000	670,342
Telecom Italia Capital SA, 6.00%, 9/30/34	870,000	806,925
Telecom Italia SpA, 5.30%, 5/30/24(3)	1,300,000	1,288,625
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,439,409
Verizon Communications, Inc., 3.65%, 9/14/18	2,000,000	2,093,120
Verizon Communications, Inc., 3.50%, 11/1/21	820,000	838,756
Verizon Communications, Inc., 5.15%, 9/15/23	2,970,000	3,270,573
Verizon Communications, Inc., 5.05%, 3/15/34	4,760,000	4,753,731
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,730,489
Verizon Communications, Inc., 6.55%, 9/15/43	512,000	609,950
Verizon Communications, Inc., 4.86%, 8/21/46	881,000	836,710
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,206,797
Windstream Services LLC, 7.875%, 11/1/17	230,000	236,442
		39,517,403
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(3)	1,050,000	971,250
Energy Equipment and Services — 0.3%
Ensco plc, 4.70%, 3/15/21	1,980,000	1,596,704
Ensco plc, 5.20%, 3/15/25	500,000	356,598
Halliburton Co., 3.80%, 11/15/25	2,000,000	1,951,068
Noble Holding International Ltd., 5.95%, 4/1/25	530,000	366,335
Schlumberger Investment SA, 3.65%, 12/1/23	1,250,000	1,270,855
Weatherford International Ltd., 4.50%, 4/15/22	1,500,000	1,081,875
		6,623,435
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	1,520,000	1,549,654
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,312,649
CVS Health Corp., 5.125%, 7/20/45	750,000	793,122
Delhaize Group, 5.70%, 10/1/40	650,000	670,527
Dollar General Corp., 3.25%, 4/15/23	1,410,000	1,345,036
Dollar General Corp., 4.15%, 11/1/25	550,000	547,833
Kroger Co. (The), 6.40%, 8/15/17	530,000	569,369
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,653,887
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	1,037,035
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	488,895
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	2,964,061
		13,932,068
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,344,033
Kraft Heinz Foods Co., 3.95%, 7/15/25(3)	680,000	687,909
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)	980,000	1,027,209
Mead Johnson Nutrition Co., 3.00%, 11/15/20	470,000	470,597
Mondelez International, Inc., 4.00%, 2/1/24	1,520,000	1,570,494
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	303,989
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,375,810
		6,780,041
Gas Utilities — 1.2%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(3)	1,430,000	1,298,544

Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	566,116
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,237,273
Enbridge, Inc., 4.50%, 6/10/44	860,000	587,776
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,013,700
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,127,097
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	318,099
Energy Transfer Partners LP, 3.60%, 2/1/23	2,370,000	1,955,172
Energy Transfer Partners LP, 4.90%, 3/15/35	300,000	218,620
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	342,558
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	547,178
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	819,250
Enterprise Products Operating LLC, 3.70%, 2/15/26	520,000	467,788
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,950,000	2,394,984
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,241,350
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	941,604
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,769,000	1,462,759
Kinder Morgan, Inc., 7.25%, 6/1/18	710,000	737,630
Kinder Morgan, Inc., 4.30%, 6/1/25	830,000	718,838
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	470,022
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	699,291
MPLX LP, 4.875%, 12/1/24(3)	970,000	875,425
MPLX LP, 4.875%, 6/1/25(3)	1,150,000	1,035,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,495,859
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,670,000	2,257,149
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,450,000	1,123,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(3)	770,000	750,750
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	435,806
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	416,703
Williams Partners LP, 4.125%, 11/15/20	1,050,000	938,522
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,142,210
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	243,581
		29,880,404
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	3,770,000	3,811,624
Medtronic, Inc., 2.50%, 3/15/20	1,010,000	1,018,039
Medtronic, Inc., 2.75%, 4/1/23	900,000	880,005
Medtronic, Inc., 3.50%, 3/15/25	3,975,000	4,026,778
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,548,773
St. Jude Medical, Inc., 2.00%, 9/15/18	770,000	769,167
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	988,772
		13,043,158
Health Care Providers and Services — 0.6%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,630,000	1,646,300
Express Scripts Holding Co., 2.65%, 2/15/17	1,450,000	1,464,719
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,128,622
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,676,400
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,021,250
NYU Hospitals Center, 4.43%, 7/1/42	400,000	381,075
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,498,612
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,450,000	1,449,825
UnitedHealth Group, Inc., 3.75%, 7/15/25	1,190,000	1,229,337
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	646,537
Universal Health Services, Inc., 4.75%, 8/1/22(3)	1,450,000	1,468,125
		15,610,802

Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25		970,000	952,434
McDonald's Corp., MTN, 4.60%, 5/26/45		450,000	434,398
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		1,270,000	1,308,100
			2,694,932
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18		1,450,000	1,473,562
D.R. Horton, Inc., 5.75%, 8/15/23		650,000	696,150
Lennar Corp., 4.75%, 12/15/17		1,470,000	1,517,775
Lennar Corp., 4.50%, 6/15/19		1,200,000	1,226,250
M.D.C. Holdings, Inc., 5.50%, 1/15/24		850,000	862,750
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	795,600
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 4.375%, 6/15/19		855,000	840,038
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 5.875%, 6/15/24		250,000	244,375
			7,656,500
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17		1,700,000	1,815,728
General Electric Co., 2.70%, 10/9/22		1,090,000	1,087,135
General Electric Co., 4.125%, 10/9/42		1,320,000	1,292,454
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,216,332
			5,411,649
Insurance — 1.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25		2,020,000	1,999,935
ACE INA Holdings, Inc., 3.35%, 5/3/26		820,000	818,699
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,590,000	1,591,987
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	2,900,286
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$630,000	648,821
American International Group, Inc., 4.875%, 6/1/22		4,170,000	4,512,507
American International Group, Inc., 4.50%, 7/16/44		800,000	742,743
American International Group, Inc., MTN, 5.85%, 1/16/18		1,410,000	1,519,719
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,352,109
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	437,967
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,190,000	1,200,134
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		430,000	444,447
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		280,000	323,113
International Lease Finance Corp., 6.25%, 5/15/19		860,000	923,425
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)		820,000	870,377
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		1,540,000	1,431,792
Markel Corp., 4.90%, 7/1/22		1,400,000	1,503,989
Markel Corp., 3.625%, 3/30/23		1,650,000	1,630,733
MetLife, Inc., 3.60%, 11/13/25		2,000,000	2,017,844
MetLife, Inc., 4.125%, 8/13/42		450,000	427,681
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		1,790,000	1,782,831
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,730,000	1,925,992
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		170,000	192,670
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		2,140,000	2,377,031
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		880,000	885,093
Travelers Cos., Inc. (The), 4.60%, 8/1/43		620,000	652,882
Travelers Cos., Inc. (The), 4.30%, 8/25/45		500,000	505,321
Voya Financial, Inc., 5.50%, 7/15/22		1,060,000	1,188,228
Voya Financial, Inc., 5.70%, 7/15/43		900,000	1,024,790
Voya Financial, Inc., VRN, 5.65%, 5/15/23		200,000	198,000
WR Berkley Corp., 4.625%, 3/15/22		750,000	793,501

WR Berkley Corp., 4.75%, 8/1/44	720,000	692,405
XLIT Ltd., 4.45%, 3/31/25	270,000	265,138
		40,782,190
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,042,750
Internet Software and Services — 0.1%
Google, Inc., 3.375%, 2/25/24	1,000,000	1,053,828
Netflix, Inc., 5.375%, 2/1/21	1,440,000	1,519,200
		2,573,028
IT Services — 0.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	838,821
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	571,984
Fidelity National Information Services, Inc., 4.50%, 10/15/22	1,560,000	1,590,834
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	860,756
		3,862,395
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	671,166
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	987,498
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,610,000	1,725,189
		3,383,853
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,080,919
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,618,050
Terex Corp., 6.50%, 4/1/20	980,000	948,150
		3,647,119
Media — 2.2%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,570,000	2,536,528
21st Century Fox America, Inc., 3.70%, 10/15/25(3)	500,000	500,116
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	842,077
21st Century Fox America, Inc., 4.75%, 9/15/44	1,650,000	1,592,757
CBS Corp., 3.50%, 1/15/25	1,340,000	1,280,757
CBS Corp., 4.85%, 7/1/42	360,000	324,005
CCO Safari II LLC, 4.91%, 7/23/25(3)	5,600,000	5,602,951
Comcast Corp., 4.40%, 8/15/35	960,000	967,636
Comcast Corp., 6.40%, 5/15/38	790,000	982,456
Comcast Corp., 4.75%, 3/1/44	1,570,000	1,633,408
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,159,958
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	800,000	823,116
Discovery Communications LLC, 5.625%, 8/15/19	640,000	697,061
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,172,765
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,043,900
Embarq Corp., 8.00%, 6/1/36	870,000	898,275
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	432,088
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,414,059
Lamar Media Corp., 5.375%, 1/15/24	1,180,000	1,221,300
NBCUniversal Media LLC, 5.15%, 4/30/20	2,670,000	2,984,069
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,081,719
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,481,173
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	1,270,000	1,258,888
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,996,800
Time Warner Cable, Inc., 6.75%, 7/1/18	1,150,000	1,255,687
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	471,442
Time Warner Cable, Inc., 4.50%, 9/15/42	840,000	661,476

Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,724,397
Time Warner, Inc., 3.60%, 7/15/25	3,110,000	3,034,925
Time Warner, Inc., 7.70%, 5/1/32	440,000	550,673
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,071,394
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,178,688
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,169,453
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	900,000	877,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	701,994
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,820,000	1,860,753
		53,486,244
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	950,000	854,230
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	398,926
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	470,475
Freeport-McMoRan, Inc., 3.875%, 3/15/23	820,000	471,500
Newmont Mining Corp., 6.25%, 10/1/39	290,000	232,389
Southern Copper Corp., 5.25%, 11/8/42	750,000	544,118
Steel Dynamics, Inc., 6.125%, 8/15/19	890,000	901,125
Vale Overseas Ltd., 5.625%, 9/15/19	1,325,000	1,202,437
		5,075,200
Multi-Utilities — 1.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,400,000	1,391,092
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	270,225
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,065,161
CMS Energy Corp., 3.875%, 3/1/24	1,440,000	1,465,004
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	815,111
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,387,425
Consumers Energy Co., 2.85%, 5/15/22	230,000	227,973
Consumers Energy Co., 3.375%, 8/15/23	700,000	716,605
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	887,519
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	522,849
Dominion Resources, Inc., 3.625%, 12/1/24	1,220,000	1,211,043
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,531,011
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	990,000	823,680
DPL, Inc., 6.50%, 10/15/16	320,000	321,600
Duke Energy Corp., 1.625%, 8/15/17	500,000	499,544
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,278,501
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	591,303
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,321,384
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	489,535
Duke Energy Progress, LLC, 3.25%, 8/15/25	1,000,000	1,008,877
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,268,260
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	383,027
FirstEnergy Corp., 2.75%, 3/15/18	900,000	904,532
FirstEnergy Corp., 4.25%, 3/15/23	1,860,000	1,896,171
Florida Power & Light Co., 4.125%, 2/1/42	930,000	927,775
Georgia Power Co., 4.30%, 3/15/42	410,000	379,529
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,789,250
MidAmerican Energy Co., 4.40%, 10/15/44	1,100,000	1,115,063
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,466,046
Nisource Finance Corp., 5.65%, 2/1/45	660,000	761,498
PacifiCorp, 6.00%, 1/15/39	1,210,000	1,471,083
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,045,843

Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,298,104
Sempra Energy, 6.50%, 6/1/16	840,000	855,338
Southern Power Co., 5.15%, 9/15/41	190,000	176,411
Virginia Electric and Power Co., 3.45%, 2/15/24	1,110,000	1,133,334
		34,696,706
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	483,648
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	853,811
Target Corp., 3.50%, 7/1/24	1,630,000	1,693,860
Target Corp., 4.00%, 7/1/42	1,430,000	1,399,551
		4,430,870
Oil, Gas and Consumable Fuels — 1.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	400,000	391,000
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	650,000	625,625
Anadarko Petroleum Corp., 5.95%, 9/15/16	690,000	709,150
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	569,869
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	801,670
Apache Corp., 4.75%, 4/15/43	620,000	534,521
BP Capital Markets plc, 4.50%, 10/1/20	360,000	385,559
BP Capital Markets plc, 2.75%, 5/10/23	1,500,000	1,410,433
California Resources Corp., 5.50%, 9/15/21	670,000	214,400
Chesapeake Energy Corp., 4.875%, 4/15/22	700,000	197,792
Cimarex Energy Co., 4.375%, 6/1/24	1,190,000	1,057,949
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,041,525
Concho Resources, Inc., 7.00%, 1/15/21	1,820,000	1,801,800
Concho Resources, Inc., 6.50%, 1/15/22	680,000	656,200
Continental Resources, Inc., 5.00%, 9/15/22	1,650,000	1,218,937
Devon Energy Corp., 5.00%, 6/15/45	350,000	266,134
Ecopetrol SA, 4.125%, 1/16/25	690,000	553,725
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,520,142
Exxon Mobil Corp., 2.71%, 3/6/25	1,450,000	1,420,584
Hess Corp., 6.00%, 1/15/40	630,000	560,047
Newfield Exploration Co., 5.75%, 1/30/22	2,180,000	1,940,200
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,019,039
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	499,920
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	839,550
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	113,750
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	763,937
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	278,240
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,355,639
Phillips 66, 4.30%, 4/1/22	1,781,000	1,835,796
Phillips 66, 4.65%, 11/15/34	1,360,000	1,277,944
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,727,073
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,849,110
Shell International Finance BV, 3.625%, 8/21/42	730,000	611,001
Shell International Finance BV, 4.55%, 8/12/43	830,000	809,880
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,472,280
Statoil ASA, 3.95%, 5/15/43	1,048,000	950,433
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,052,815
Tesoro Corp., 5.375%, 10/1/22	530,000	533,313
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	836,634
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,003,606
Whiting Petroleum Corp., 5.00%, 3/15/19	1,257,000	955,320
		38,662,542

Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	1,820,000	1,811,786
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	2,510,000	2,772,519
International Paper Co., 6.00%, 11/15/41	410,000	431,382
		5,015,687
Pharmaceuticals — 0.6%
Actavis Funding SCS, 3.85%, 6/15/24	2,590,000	2,600,243
Actavis Funding SCS, 4.55%, 3/15/35	750,000	731,270
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,288,983
Actavis, Inc., 3.25%, 10/1/22	1,110,000	1,093,478
Actavis, Inc., 4.625%, 10/1/42	450,000	429,358
Baxalta, Inc., 4.00%, 6/23/25(3)	1,600,000	1,587,328
Forest Laboratories LLC, 4.875%, 2/15/21(3)	1,930,000	2,093,050
Merck & Co., Inc., 3.70%, 2/10/45	650,000	605,924
Perrigo Finance plc, 3.90%, 12/15/24	1,800,000	1,740,874
Roche Holdings, Inc., 3.35%, 9/30/24(3)	830,000	850,854
Roche Holdings, Inc., 4.00%, 11/28/44(3)	1,000,000	1,017,334
Zoetis, Inc., 4.50%, 11/13/25	1,200,000	1,219,247
		15,257,943
Real Estate Investment Trusts (REITs) — 0.6%
DDR Corp., 4.75%, 4/15/18	920,000	963,055
DDR Corp., 3.625%, 2/1/25	1,170,000	1,106,729
Essex Portfolio LP, 3.625%, 8/15/22	710,000	709,774
Essex Portfolio LP, 3.375%, 1/15/23	370,000	363,599
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,185,647
Hospitality Properties Trust, 4.65%, 3/15/24	2,490,000	2,455,847
Hospitality Properties Trust, 4.50%, 3/15/25	1,050,000	1,010,089
Host Hotels & Resorts LP, 6.00%, 10/1/21	760,000	842,290
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	637,440
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,638,112
Kilroy Realty LP, 4.375%, 10/1/25	370,000	375,549
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,249,175
Ventas Realty LP, 4.125%, 1/15/26	720,000	719,176
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	820,000	874,406
Welltower, Inc., 2.25%, 3/15/18	390,000	389,862
Welltower, Inc., 3.75%, 3/15/23	860,000	846,421
		15,367,171
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,548,541
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	588,343
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,326,861
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	500,000	455,032
CSX Corp., 4.25%, 6/1/21	760,000	805,056
CSX Corp., 3.40%, 8/1/24	1,400,000	1,395,229
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	971,939
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,104,856
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	670,000	671,195
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	640,000	644,535
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(3)	870,000	845,960
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,176,701
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,274,919
		12,809,167

Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25	760,000	787,167
KLA-Tencor Corp., 4.65%, 11/1/24	840,000	847,094
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	1,300,000	1,303,250
		2,937,511
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	1,390,000	1,459,500
Microsoft Corp., 2.375%, 5/1/23	770,000	748,287
Microsoft Corp., 2.70%, 2/12/25	3,120,000	3,048,106
Microsoft Corp., 3.125%, 11/3/25	820,000	825,782
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,598,366
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,061,453
Oracle Corp., 3.40%, 7/8/24	730,000	742,473
Oracle Corp., 2.95%, 5/15/25	2,030,000	1,984,408
Oracle Corp., 4.30%, 7/8/34	960,000	956,138
		13,424,513
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	1,310,000	1,309,936
Home Depot, Inc. (The), 3.35%, 9/15/25	810,000	829,208
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,443,644
Lowe's Cos., Inc., 3.375%, 9/15/25	325,000	330,604
United Rentals North America, Inc., 4.625%, 7/15/23	1,780,000	1,782,225
		6,695,617
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 1.00%, 5/3/18	920,000	913,089
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,343,170
Apple, Inc., 2.50%, 2/9/25	2,600,000	2,490,883
Dell, Inc., 3.10%, 4/1/16	180,000	180,675
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(3)	2,480,000	2,488,618
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(3)	900,000	885,568
HP, Inc., 4.30%, 6/1/21	1,200,000	1,190,320
Seagate HDD Cayman, 4.75%, 6/1/23	2,300,000	2,016,385
		11,508,708
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	910,000	942,078
PVH Corp., 4.50%, 12/15/22	1,506,000	1,479,645
		2,421,723
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,098,998
Sprint Communications, Inc., 6.00%, 12/1/16	560,000	558,250
Sprint Communications, Inc., 9.00%, 11/15/18(3)	1,320,000	1,392,600
T-Mobile USA, Inc., 6.46%, 4/28/19	1,230,000	1,269,753
		5,319,601
TOTAL CORPORATE BONDS (Cost $776,530,490)		759,022,534
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 25.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, VRN, 1.76%, 1/15/16	911,165	927,418
FHLMC, VRN, 1.84%, 1/15/16	1,954,420	1,994,037
FHLMC, VRN, 1.97%, 1/15/16	1,425,707	1,460,165
FHLMC, VRN, 1.97%, 1/15/16	1,096,145	1,120,450
FHLMC, VRN, 2.04%, 1/15/16	3,221,311	3,267,072
FHLMC, VRN, 2.32%, 1/15/16	3,901,451	3,925,380
FHLMC, VRN, 2.40%, 1/15/16	2,919,079	3,093,214

FHLMC, VRN, 2.49%, 1/15/16	1,777,483	1,875,104
FHLMC, VRN, 2.50%, 1/15/16	649,719	688,010
FHLMC, VRN, 2.53%, 1/15/16	243,303	255,694
FHLMC, VRN, 2.57%, 1/15/16	3,229,668	3,422,455
FHLMC, VRN, 2.59%, 1/15/16	1,251,861	1,327,316
FHLMC, VRN, 2.63%, 1/15/16	479,629	509,072
FHLMC, VRN, 2.63%, 1/15/16	294,826	311,925
FHLMC, VRN, 2.86%, 1/15/16	1,133,475	1,159,000
FHLMC, VRN, 2.92%, 1/15/16	2,285,916	2,422,818
FHLMC, VRN, 3.27%, 1/15/16	1,191,618	1,256,530
FHLMC, VRN, 3.74%, 1/15/16	967,760	1,010,347
FHLMC, VRN, 3.78%, 1/15/16	467,144	487,471
FHLMC, VRN, 4.05%, 1/15/16	590,517	614,710
FHLMC, VRN, 4.22%, 1/15/16	2,154,482	2,256,450
FHLMC, VRN, 4.72%, 1/15/16	476,311	500,148
FHLMC, VRN, 5.12%, 1/15/16	287,418	301,802
FHLMC, VRN, 5.78%, 1/15/16	1,660,903	1,754,880
FHLMC, VRN, 5.96%, 1/15/16	911,420	960,309
FHLMC, VRN, 6.15%, 1/15/16	523,250	552,653
FNMA, VRN, 1.00%, 1/25/16	4,675,291	4,798,109
FNMA, VRN, 2.01%, 1/25/16	7,104,119	7,375,024
FNMA, VRN, 2.06%, 1/25/16	8,127,969	8,512,860
FNMA, VRN, 2.07%, 1/25/16	972,540	1,019,347
FNMA, VRN, 2.07%, 1/25/16	3,585,002	3,716,387
FNMA, VRN, 2.07%, 1/25/16	1,973,631	2,040,687
FNMA, VRN, 2.33%, 1/25/16	320,975	342,824
FNMA, VRN, 2.44%, 1/25/16	3,127,401	3,300,594
FNMA, VRN, 2.45%, 1/25/16	3,017,925	3,196,671
FNMA, VRN, 2.69%, 1/25/16	1,608,985	1,640,826
FNMA, VRN, 3.16%, 1/25/16	420,633	440,763
FNMA, VRN, 3.36%, 1/25/16	419,165	435,377
FNMA, VRN, 3.61%, 1/25/16	576,947	601,390
FNMA, VRN, 3.91%, 1/25/16	958,704	1,002,591
FNMA, VRN, 5.06%, 1/25/16	884,184	934,509
FNMA, VRN, 6.07%, 1/25/16	141,520	149,400
		76,961,789
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.5%
FHLMC, 6.50%, 6/1/16	346	348
FHLMC, 6.50%, 6/1/16	111	112
FHLMC, 5.00%, 4/1/19	533,579	561,288
FHLMC, 7.00%, 9/1/27	375	429
FHLMC, 6.50%, 1/1/28	598	687
FHLMC, 7.00%, 2/1/28	94	107
FHLMC, 6.50%, 3/1/29	3,514	4,005
FHLMC, 6.50%, 6/1/29	3,719	4,239
FHLMC, 7.00%, 8/1/29	482	541
FHLMC, 6.50%, 5/1/31	112	128
FHLMC, 6.50%, 5/1/31	2,459	2,802
FHLMC, 6.50%, 6/1/31	83	94
FHLMC, 6.50%, 6/1/31	335	382
FHLMC, 5.50%, 12/1/33	44,777	50,048
FHLMC, 6.00%, 2/1/38	392,436	443,497
FHLMC, 5.50%, 4/1/38	215,699	240,027

FHLMC, 6.00%, 5/1/38	362,749	409,305
FHLMC, 6.00%, 8/1/38	45,795	51,900
FHLMC, 5.50%, 9/1/38	1,251,610	1,401,595
FHLMC, 6.50%, 7/1/47	3,921	4,320
FNMA, 3.00%, 1/13/16(5)	20,800,000	20,794,389
FNMA, 3.50%, 1/13/16(5)	94,420,000	97,391,806
FNMA, 4.00%, 1/13/16(5)	88,285,000	93,404,534
FNMA, 4.50%, 1/13/16(5)	44,250,000	47,783,254
FNMA, 5.00%, 1/13/16(5)	16,650,000	18,327,242
FNMA, 5.50%, 1/13/16(5)	26,240,000	29,252,608
FNMA, 5.50%, 12/1/16	2,331	2,359
FNMA, 5.50%, 12/1/16	311	313
FNMA, 6.50%, 1/1/26	2,739	3,133
FNMA, 7.00%, 12/1/27	453	500
FNMA, 6.50%, 1/1/28	461	527
FNMA, 7.50%, 4/1/28	2,402	2,692
FNMA, 7.00%, 5/1/28	2,306	2,420
FNMA, 7.00%, 6/1/28	74	80
FNMA, 6.50%, 1/1/29	521	596
FNMA, 6.50%, 4/1/29	1,702	1,947
FNMA, 7.00%, 7/1/29	617	670
FNMA, 7.50%, 7/1/29	5,448	6,163
FNMA, 7.50%, 9/1/30	1,160	1,373
FNMA, 5.00%, 7/1/31	3,951,696	4,365,702
FNMA, 7.00%, 9/1/31	6,709	7,456
FNMA, 6.50%, 1/1/32	2,049	2,344
FNMA, 6.50%, 8/1/32	8,503	9,923
FNMA, 5.50%, 6/1/33	23,144	25,981
FNMA, 5.50%, 7/1/33	156,147	175,715
FNMA, 5.50%, 8/1/33	56,243	63,311
FNMA, 5.50%, 9/1/33	76,442	86,902
FNMA, 5.00%, 11/1/33	330,367	365,613
FNMA, 6.00%, 12/1/33	1,211,752	1,382,943
FNMA, 5.50%, 1/1/34	78,136	87,974
FNMA, 5.50%, 12/1/34	171,015	192,549
FNMA, 4.50%, 1/1/35	296,495	321,612
FNMA, 5.00%, 8/1/35	136,899	151,193
FNMA, 5.00%, 2/1/36	1,092,826	1,206,249
FNMA, 5.50%, 7/1/36	56,852	63,332
FNMA, 5.50%, 2/1/37	28,763	32,187
FNMA, 6.00%, 4/1/37	235,808	269,126
FNMA, 6.00%, 7/1/37	620,515	707,428
FNMA, 6.00%, 8/1/37	404,318	458,929
FNMA, 6.50%, 8/1/37	88,896	98,617
FNMA, 6.00%, 9/1/37	471,917	533,067
FNMA, 6.00%, 11/1/37	204,211	232,866
FNMA, 5.50%, 2/1/38	1,317,636	1,472,940
FNMA, 5.50%, 2/1/38	213,901	238,278
FNMA, 5.50%, 6/1/38	449,713	505,266
FNMA, 5.00%, 1/1/39	296,167	325,876
FNMA, 4.50%, 2/1/39	795,178	860,035
FNMA, 5.50%, 3/1/39	1,132,343	1,266,143
FNMA, 4.50%, 4/1/39	580,579	636,875

FNMA, 4.50%, 5/1/39	1,455,167	1,596,384
FNMA, 6.50%, 5/1/39	247,186	282,677
FNMA, 4.50%, 6/1/39	927,909	1,013,673
FNMA, 5.00%, 8/1/39	853,250	953,046
FNMA, 4.50%, 9/1/39	2,466,999	2,707,098
FNMA, 4.50%, 10/1/39	2,403,837	2,637,732
FNMA, 5.00%, 4/1/40	4,665,447	5,149,948
FNMA, 5.00%, 4/1/40	2,563,124	2,829,743
FNMA, 5.00%, 6/1/40	4,218,812	4,655,198
FNMA, 4.00%, 10/1/40	2,413,128	2,577,384
FNMA, 4.50%, 11/1/40	2,108,415	2,303,879
FNMA, 4.00%, 8/1/41	4,320,687	4,606,410
FNMA, 4.50%, 9/1/41	2,215,973	2,398,390
FNMA, 3.50%, 10/1/41	3,485,335	3,604,735
FNMA, 3.50%, 12/1/41	12,965,650	13,409,640
FNMA, 4.00%, 12/1/41	6,642,218	7,050,741
FNMA, 5.00%, 1/1/42	9,004,041	9,932,784
FNMA, 3.50%, 5/1/42	2,673,642	2,765,230
FNMA, 3.50%, 6/1/42	2,647,987	2,740,199
FNMA, 3.50%, 8/1/42	11,994,328	12,399,032
FNMA, 3.50%, 9/1/42	5,336,472	5,517,024
FNMA, 3.50%, 5/1/45	12,107,374	12,510,996
FNMA, 6.50%, 8/1/47	12,634	14,049
FNMA, 6.50%, 8/1/47	5,154	5,733
FNMA, 6.50%, 9/1/47	23,610	26,293
FNMA, 6.50%, 9/1/47	1,305	1,452
FNMA, 6.50%, 9/1/47	8,869	9,871
FNMA, 6.50%, 9/1/47	12,893	14,355
FNMA, 6.50%, 9/1/47	3,443	3,830
GNMA, 3.00%, 1/21/16(5)	22,800,000	23,102,634
GNMA, 3.50%, 1/21/16(5)	10,000,000	10,421,927
GNMA, 3.50%, 1/21/16(5)	7,650,000	7,956,759
GNMA, 4.00%, 1/21/16(5)	23,800,000	25,270,046
GNMA, 7.00%, 11/15/22	1,258	1,353
GNMA, 7.00%, 4/20/26	385	449
GNMA, 7.50%, 8/15/26	798	951
GNMA, 8.00%, 8/15/26	373	427
GNMA, 7.50%, 5/15/27	892	987
GNMA, 8.00%, 6/15/27	1,281	1,330
GNMA, 7.50%, 11/15/27	204	210
GNMA, 7.00%, 2/15/28	401	406
GNMA, 7.50%, 2/15/28	359	365
GNMA, 6.50%, 3/15/28	1,316	1,507
GNMA, 7.00%, 4/15/28	218	219
GNMA, 6.50%, 5/15/28	3,666	4,197
GNMA, 7.00%, 12/15/28	714	741
GNMA, 7.00%, 5/15/31	3,635	4,334
GNMA, 6.00%, 7/15/33	1,010,102	1,166,463
GNMA, 4.50%, 8/15/33	1,175,358	1,277,637
GNMA, 5.00%, 3/20/36	143,697	158,450
GNMA, 5.00%, 4/20/36	299,509	330,258
GNMA, 5.00%, 5/20/36	478,180	527,274
GNMA, 5.50%, 1/15/39	1,123,533	1,293,598

GNMA, 6.00%, 1/20/39	66,480	74,428
GNMA, 6.00%, 2/20/39	372,973	417,560
GNMA, 4.50%, 6/15/39	3,181,943	3,479,723
GNMA, 5.50%, 9/15/39	157,432	177,558
GNMA, 5.00%, 10/15/39	1,755,519	1,959,603
GNMA, 4.50%, 1/15/40	1,794,111	1,939,016
GNMA, 4.00%, 11/20/40	4,808,963	5,152,315
GNMA, 4.00%, 12/15/40	1,577,762	1,675,332
GNMA, 4.50%, 6/15/41	1,108,845	1,217,500
GNMA, 4.50%, 7/20/41	2,078,486	2,264,729
GNMA, 3.50%, 4/20/42	9,781,637	10,227,598
GNMA, 3.50%, 6/20/42	21,094,638	22,056,395
GNMA, 3.50%, 7/20/42	3,879,167	4,056,028
		556,236,725
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $630,852,240)		633,198,514
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.8%
Private Sponsor Collateralized Mortgage Obligations — 4.6%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.76%, 1/1/16	3,080,577	3,082,431
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	282,090	227,096
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 1/1/16	2,153,360	2,142,031
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.86%, 1/1/16	812,555	812,447
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	129,474	129,303
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 1/1/16	3,437,791	3,412,106
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	363,270	379,063
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.76%, 1/1/16	679,193	680,393
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.81%, 1/1/16	2,227,382	2,164,928
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	288,214	301,811
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.29%, 1/1/16	2,318,137	2,303,885
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.07%, 1/1/16	5,671,695	5,601,463
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	415,493	411,280
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.42%, 1/1/16	4,361,222	4,389,769
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	195,193	198,195
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	18,730	18,500
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	63,402	57,716
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.60%, 1/1/16	131,956	130,255
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.73%, 1/1/16	1,349,124	1,353,728
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.36%, 1/1/16	3,721,887	3,686,914
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 1/1/16	882,381	847,549
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.31%, 1/1/16	1,384,516	1,350,204
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.69%, 1/1/16	2,717,390	2,701,697
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/1/16	2,687,323	2,668,761
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.81%, 1/1/16	3,535,625	3,626,202
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 1/1/16	4,020,345	4,057,482
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	67,940	68,856
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.53%, 1/1/16	327,725	324,580
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.75%, 1/1/16	559,725	533,468
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.69%, 1/1/16	779,632	786,184
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/16(3)	1,107,660	1,098,671
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.77%, 1/1/16	2,968,365	3,044,370
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	97,269	100,362
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.31%, 1/25/16	5,301,673	5,248,589
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.50%, 1/1/16	2,423,478	2,437,506

PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 1/1/16	227,738	227,410
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/16	363,773	365,741
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	2,716,795	2,784,543
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.64%, 1/1/16	1,685,796	1,687,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.54%, 1/1/16	936,711	938,488
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.48%, 1/1/16	1,644,967	1,644,366
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.16%, 1/25/16	4,776,486	4,445,864
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	182,512	188,441
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 1/1/16	5,472,851	5,444,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.80%, 1/1/16	147,143	147,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 1/1/16	2,031,437	2,046,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 1/1/16	1,068,832	1,076,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.74%, 1/1/16	3,017,285	3,095,269
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 1/1/16	3,212,091	3,217,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	864,237	886,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	522,421	533,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	741,616	755,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,094,680	1,150,445
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	3,267,038	3,436,338
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	620,866	640,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.74%, 1/1/16	1,578,990	1,615,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.74%, 1/1/16	2,515,156	2,566,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.74%, 1/1/16	2,204,079	2,241,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 1/1/16	302,131	299,313
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 1/1/16	2,437,273	2,460,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 1/1/16	2,209,822	2,215,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	937,546	956,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,777,960	1,839,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	286,151	287,033
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	579,444	599,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	445,130	458,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	685,498	708,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	494,177	515,374
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	119,882	122,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 1/1/16	337,214	334,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,391,794	1,472,213
		113,783,349
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2684, Class FP, VRN, 0.83%, 1/15/16	217,846	218,221
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	182,460	196,847
FHLMC, Series 3397, Class GF, VRN, 0.83%, 1/15/16	3,096,620	3,104,559
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	296	318
FNMA, Series 2006-43, Class FM, VRN, 0.72%, 1/25/16	348,999	348,929
FNMA, Series 2007-36, Class FB, VRN, 0.82%, 1/25/16	291,157	293,009
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	18,465	18,449
FNMA, Series 2014-M5, Class FA, VRN, 0.54%, 1/1/16	1,462,569	1,462,800
		5,643,132
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,412,710)		119,426,481
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	6,500,000	6,480,911
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.13%, 1/15/16(3)	6,150,000	6,126,236

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	5,750,000	5,661,641
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,000,000	6,995,349
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.28%, 1/15/16(3)	10,946,555	10,777,353
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.13%, 1/15/16(3)	8,950,000	8,860,975
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	4,775,000	5,111,329
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 1/1/16	5,700,000	5,984,014
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	7,625,000	7,957,208
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 1/1/16(3)	2,700,000	2,630,546
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	7,000,000	6,974,661
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 1/1/16	5,000,000	5,151,812
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	7,525,000	7,429,273
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	1,097,048	1,083,831
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/16(3)	5,000,000	4,989,241
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/16	3,475,000	3,566,495
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,151,112
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.23%, 1/15/16(3)	6,850,000	6,816,506
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 1/1/16(3)	5,000,000	5,129,496
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(3)	6,000,000	6,020,708
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $116,977,560)		116,898,697
ASSET-BACKED SECURITIES(4) — 4.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(3)	2,500,000	2,506,375
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	5,050,000	5,109,411
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(3)	4,500,000	4,448,934
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.69%, 1/15/16	5,525,000	5,521,127
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.83%, 1/15/16(3)	6,000,000	5,966,349
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.58%, 1/15/16	5,825,000	5,796,858
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.69%, 1/7/16(3)	5,235,498	5,218,546
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.31%, 1/22/16(3)	4,975,000	4,976,741
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	1,604,800	1,599,907
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(3)	8,563,420	8,529,583
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	7,775,000	7,726,463
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.50%, 1/15/16	1,786,072	1,784,458
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.84%, 1/10/16(3)	2,232,230	2,227,986
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.69%, 1/10/16(3)	3,431,439	3,423,414
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	1,351,139	1,334,911
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	4,784,212	4,697,103
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.35%, 1/17/16(3)	3,425,000	3,358,976
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.80%, 1/17/16(3)	4,316,387	4,277,793
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	2,789,994	2,784,387
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	3,875,877	3,838,356
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	4,521,963	4,462,205
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	3,608,218	3,601,469
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	6,329,086	6,278,720
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	3,960,967	3,917,077
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.66%, 1/15/16	5,975,000	5,973,760
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(3)	5,472,871	5,467,932
TOTAL ASSET-BACKED SECURITIES (Cost $115,450,910)		114,828,841
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	1,230,000	1,624,486
California GO, (Building Bonds), 7.55%, 4/1/39	700,000	1,020,215
California GO, (Building Bonds), 7.30%, 10/1/39	2,210,000	3,095,680

California GO, (Building Bonds), 7.60%, 11/1/40	345,000	514,195
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	1,443,000	1,369,825
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	925,000	1,002,589
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,330,000	1,884,011
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	370,000	446,993
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	327,591
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	1,665,000	2,184,996
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	624,075
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	650,932
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	641,187
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	1,008,006
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	420,830
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	335,000	430,924
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	390,000	438,243
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	251,954
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	487,582
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	400,000	425,752
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	1,000,000	955,660
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	1,000,000	1,191,740
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	456,825
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,105,000	2,405,194
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	355,513
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	750,000	812,040
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	598,221
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,341,241
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	1,015,000	1,423,609
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,105,490
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	1,975,000	2,110,821
TOTAL MUNICIPAL SECURITIES (Cost $28,811,045)		31,606,420
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	1,810,000	1,678,775
Brazilian Government International Bond, 2.625%, 1/5/23	860,000	655,750
Brazilian Government International Bond, 4.25%, 1/7/25	760,000	612,750
		2,947,275
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	900,000	900,372
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	954,960
Chile Government International Bond, 3.625%, 10/30/42	500,000	437,500
		1,392,460
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,970,000	1,984,775
Colombia Government International Bond, 6.125%, 1/18/41	820,000	795,400
		2,780,175
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,601,994
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	1,450,000	1,611,312

Mexico Government International Bond, 4.00%, 10/2/23	3,880,000	3,940,140
Mexico Government International Bond, 6.05%, 1/11/40	270,000	296,663
Mexico Government International Bond, MTN, 4.75%, 3/8/44	2,770,000	2,530,395
		8,378,510
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	846,800
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,267,900
		2,114,700
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,724,538
Philippine Government International Bond, 6.375%, 10/23/34	730,000	953,578
		2,678,116
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	450,000	501,799
Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,041,469
		1,543,268
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24	760,000	724,850
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	2,070,000	1,901,612
Turkey Government International Bond, 4.875%, 4/16/43	620,000	547,212
		2,448,824
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	265,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $28,539,759)		27,775,744
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA, 6.625%, 11/15/30 (Cost $24,474,209)	18,510,000	26,266,689
TEMPORARY CASH INVESTMENTS — 5.1%
BNP Paribas SA, 0.20%, 1/4/16(1)	82,806,000	82,802,430
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(1)	36,002,000	36,000,636
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $6,538,875), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $6,407,057)		6,407,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $125,212,870)		125,210,066
TOTAL INVESTMENT SECURITIES — 116.3% (Cost $2,894,257,550)		2,879,447,416
OTHER ASSETS AND LIABILITIES(6) — (16.3)%		(403,606,954)
TOTAL NET ASSETS — 100.0%		$2,475,840,462

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	11,773,956	USD	8,423,244	Barclays Bank plc	3/16/16	126,451
AUD	8,059,211	USD	5,862,875	Deutsche Bank	3/16/16	(10,654)
USD	7,650,000	CAD	10,624,940	JPMorgan Chase Bank N.A.	3/16/16	(30,135)
CZK	112,432,990	USD	4,607,305	Barclays Bank plc	3/16/16	(76,339)
USD	50,007,835	EUR	45,398,523	UBS AG	3/16/16	582,511
USD	17,400,852	GBP	11,480,846	State Street Bank & Trust Co.	3/16/16	473,782
JPY	1,362,821,288	USD	11,227,725	UBS AG	3/16/16	129,406
USD	11,230,593	JPY	1,362,821,289	JPMorgan Chase Bank N.A.	3/16/16	(126,537)
KRW	6,431,447,199	USD	5,465,897	UBS AG	3/16/16	(2,506)
KRW	5,562,912,894	USD	4,751,581	UBS AG	3/16/16	(25,993)
KRW	4,159,192,457	USD	3,518,031	Westpac Group	3/16/16	15,123
NOK	30,639,724	USD	3,500,127	Barclays Bank plc	3/16/16	(41,034)
NOK	41,053,960	USD	4,700,000	Barclays Bank plc	3/16/16	(65,185)
USD	3,489,204	NOK	30,640,029	Deutsche Bank	3/16/16	30,077
NZD	9,106,853	USD	5,993,584	Barclays Bank plc	3/16/16	208,334
USD	10,541,912	SEK	90,066,374	Deutsche Bank	3/16/16	(149,334)
SGD	10,014,976	USD	7,100,000	Deutsche Bank	3/16/16	(53,056)
SGD	4,832,342	USD	3,424,905	State Street Bank & Trust Co.	3/16/16	(24,673)
SGD	8,514,718	USD	6,038,293	UBS AG	3/16/16	(46,992)
TWD	190,148,549	USD	5,792,620	UBS AG	3/16/16	(28,185)
						885,061

SWAP AGREEMENTS CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 24 Index	35,200,000	Sell	1.00	6/20/20	0.85	(286,219)	230,428

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	24,300,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	99,383

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,262,780.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $241,862,934, which represented 9.8% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund's investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,894,926,316
Gross tax appreciation of investments	$21,701,320
Gross tax depreciation of investments	(37,180,220)
Net tax appreciation (depreciation) of investments	$(15,478,900)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
December 31, 2015

Prime Money Market - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 41.4%
Bank of Nova Scotia, 0.57%, 6/17/16(2)	25,000,000	25,000,000
Barclays Bank PLC, 0.45%, 2/9/16 (LOC: Barclays Bank PLC)	50,000,000	49,976,166
Bennington Stark Capital Co. LLC, 0.23%, 1/4/16 (LOC: Societe Generale SA)(2)	60,000,000	59,998,850
Bennington Stark Capital Co. LLC, 0.41%, 1/19/16 (LOC: Societe Generale SA)(2)	18,000,000	17,996,400
Chariot Funding LLC, 0.53%, 5/4/16(2)	10,000,000	9,982,089
Chariot Funding LLC, 0.55%, 5/9/16(2)	25,000,000	24,951,625
City of Philadelphia, PA, 0.26%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	7,000,000	7,000,000
Coca-Cola Co., 0.30%, 1/7/16(2)	25,000,000	24,998,750
Concord Minutemen Capital Co. LLC, 0.27%, 1/12/16(2)	29,000,000	28,997,607
CRC Funding LLC, 0.32%, 2/22/16(2)	50,000,000	49,976,889
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)	42,000,000	41,999,125
Crown Point Capital Co. LLC, 0.62%, 5/23/16(2)	50,000,000	50,000,000
Jupiter Securitization Co. LLC, 0.53%, 5/4/16(2)	40,000,000	39,928,355
Lexington Parker Capital, 0.21%, 1/6/16(2)	25,000,000	24,999,271
Long Island Power Authority, 0.22%, 1/21/16 (LOC: Royal Bank of Canada)	25,000,000	25,000,000
Los Angeles County Metropolitan Transportation Authority, 0.22%, 1/6/16 (LOC: MUFG Union Bank NA)	7,500,000	7,500,000
Old Line Funding LLC, 0.60%, 2/19/16 (LOC: Royal Bank of Canada)(2)	50,000,000	50,000,000
Old Line Funding LLC, 0.49%, 4/5/16 (LOC: Royal Bank of Canada)(2)	25,000,000	24,968,333
Ridgefield Funding Co. LLC, 0.55%, 4/25/16 (LOC: BNP Paribas)(2)	25,000,000	25,000,000
State of California GO, 0.50%, 2/16/16 (LOC: Wells Fargo Bank N.A.)	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.52%, 2/23/16 (LOC: Royal Bank of Canada)(2)	30,000,000	29,977,475
Thunder Bay Funding LLC, 0.58%, 5/16/16 (LOC: Royal Bank of Canada)(2)	25,000,000	24,946,167
Toyota Motor Credit Corp., 0.45%, 2/12/16	40,000,000	39,979,467
TOTAL COMMERCIAL PAPER		703,176,569
MUNICIPAL SECURITIES — 14.5%
ABAG Finance Authority for Nonprofit Corps., Series 2001 B, (Public Policy Institute), VRDN, 0.25%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.34%, 1/7/16 (LOC: Comerica Bank)	160,000	160,000
California Enterprise Development Authority Rev., Series 2008 B, (Sconza Candy), VRDN, 0.34%, 1/7/16 (LOC: Comerica Bank)	1,595,000	1,595,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 0.47%, 1/7/16 (LOC: Preferred Bank and FHLB)	4,855,000	4,855,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Hillview Mental Health Center, Inc.), VRDN, 0.52%, 1/7/16 (LOC: Comerica Bank)	15,000	15,000
California Infrastructure & Economic Development Bank Rev., Series 2011 B, (Bay Photo, Inc.), VRDN, 0.52%, 1/7/16 (LOC: Comerica Bank)	275,000	275,000
California Infrastructure & Economic Development Bank Rev., Series 2014 B, (Canyon Plastics, Inc. Project), VRDN, 0.52%, 1/7/16 (LOC: Bank of the West)	7,150,000	7,150,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.52%, 1/7/16 (LOC: Comerica Bank)	730,000	730,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.52%, 1/7/16 (LOC: Comerica Bank)	255,000	255,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.52%, 1/7/16 (LOC: MUFG Union Bank N.A.)	140,000	140,000
California Statewide Communities Development Authority, VRDN, 0.45%, 1/7/16 (LOC: FNMA)	1,435,000	1,435,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.17%, 1/7/16 (LOC: Bank of America N.A.)	2,150,000	2,150,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.42%, 1/6/16 (LOC: JPMorgan Chase Bank N.A.)	5,560,000	5,560,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.42%, 1/6/16 (LOC: JPMorgan Chase Bank N.A.)	3,875,000	3,875,000
City of Kansas City Rev., VRDN, 0.42%, 1/6/16 (LOC: U.S. Bank N.A.)	4,400,000	4,400,000
City of Salinas, CA COP, (Fairways Golf), VRDN, 0.25%, 1/7/16 (LOC: Rabobank Nederland)	4,540,000	4,540,000

Colorado Housing & Finance Authority Rev., Series 2005 B, (Closet Factory), VRDN, 0.47%, 1/7/16 (LOC: Colorado Business Bank and FHLB)	215,000	215,000
Columbus Development Authority Rev., (Adjustable, Taxable Development), VRDN 0.47%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	2,120,000	2,120,000
County of Broward Rev., Series 2007 B, VRDN, 0.39%, 1/6/16 (LOC: Citibank N.A.)	5,500,000	5,500,000
County of Winnebago Industrial Development Rev., (Seward Screw Products, Inc.), VRDN, 0.39%, 1/7/16 (LOC: Alpine Bank and Trust Co. and FHLB)	1,500,000	1,500,000
Hesperia Public Financing Authority Rev., VRDN, 0.44%, 1/6/16 (LOC: Bank of the West)	4,795,000	4,795,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.45%, 1/6/16 (LOC: FHLMC)	850,000	850,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.15%, 1/7/16 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.42%, 1/6/16 (LOC: U.S. Bank N.A.)	22,150,000	22,150,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.42%, 1/6/16 (SBBPA: Kentucky Housing Corp.)	8,455,000	8,455,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.42%, 1/7/16 (LOC: FHLB)	16,805,000	16,805,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.35%, 1/7/16 (LOC: FNMA)	395,000	395,000
Maine State Housing Authority Rev., Series 2013 G, VRDN, 0.31%, 1/7/16 (SBBPA: Bank of New York Mellon)	30,000,000	30,000,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.42%, 1/6/16 (LOC: TD Bank N.A.)	400,000	400,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.42%, 1/6/16 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.08%, 1/7/16	7,000,000	7,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.35%, 1/7/16 (LOC: BancorpSouth Bank and FHLB)	3,385,000	3,385,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.35%, 1/7/16 (LOC: Trustmark National Bank and FHLB)	7,000,000	7,000,000
Mississippi Business Finance Corp. Rev., Series 2007 B, (Taxable Gulfport), VRDN, 0.43%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.42%, 1/6/16 (LOC: JPMorgan Chase Bank N.A.)	4,630,000	4,630,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.40%, 1/7/16 (LOC: Royal Bank of Canada)	25,025,000	25,025,000
Oklahoma University Hospital Rev., Series 2005 B, VRDN, 0.43%, 1/6/16 (LOC: Bank of America N.A.)	5,235,000	5,235,000
Osceola County Housing Finance Authority Rev., Series 2002 B, (Regatta Bay Apartments), VRDN, 0.42%, 1/6/16 (LOC: FNMA)	795,000	795,000
Pasadena Public Financing Authority Rev., (Taxable), VRDN 0.42%, 1/7/16 (SBBPA: Bank of the West)	7,510,000	7,510,000
Scranton Redevelopment Authority Rev., VRDN, 0.60%, 1/7/16 (LOC: PNC Bank N.A.)	5,870,000	5,870,000
St. Paul's Episcopal Church Rev., VRDN, 0.40%, 1/6/16 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.30%, 1/6/16 (LOC: Wells Fargo Bank N.A.)	580,000	580,000
Traer Creek Metropolitan District Rev., VRDN, 0.40%, 1/6/16 (LOC: BNP Paribas)	9,473,000	9,473,000
Washington Economic Development Finance Authority Rev., Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.52%, 1/7/16 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.50%, 1/7/16 (LOC: FNMA)	430,000	430,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.45%, 1/6/16 (LIQ FAC: FHLMC)	770,000	770,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.50%, 1/7/16 (LIQ FAC: FNMA)	475,000	475,000
Washington State Housing Finance Commission Rev., Series 2005 B, (The Lodge At Eagle Ridge), VRDN, 0.40%, 1/7/16 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., Series 2015 B, (Ballard Landmark Inn LLC), VRDN, 0.37%, 1/6/16 (LOC: East West Bank and FHLB)	13,560,000	13,560,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.47%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	1,685,000	1,685,000
TOTAL MUNICIPAL SECURITIES		245,402,000
CERTIFICATES OF DEPOSIT — 14.4%
Bank of Montreal, 0.44%, 1/11/16	10,000,000	10,000,000
Bank of Montreal, 0.48%, 6/6/16	20,000,000	20,000,000
Bank of Montreal, 0.72%, 6/23/16	25,000,000	25,000,000
Bank of Montreal, 0.70%, 9/1/16	25,000,000	25,000,000
Bank of Nova Scotia, 0.84%, 11/23/16	50,000,000	50,000,000

Toronto-Dominion Bank (The), 0.58%, 2/25/16 (LOC: Toronto Dominion Bank)	25,000,000	25,000,000
Toronto-Dominion Bank (The), 0.49%, 6/6/16 (LOC: Toronto Dominion Bank)	15,000,000	15,000,000
Toronto-Dominion Bank (The), 0.57%, 10/17/16 (LOC: Toronto Dominion Bank)	25,000,000	25,000,000
Wells Fargo Bank N.A., 0.49%, 2/8/16	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT		245,000,000
U.S. TREASURY SECURITIES — 13.3%
U.S. Treasury Bills, 0.51%, 11/10/16	25,000,000	24,890,427
U.S. Treasury Notes, VRN, 0.31%, 1/5/16	61,100,000	61,099,310
U.S. Treasury Notes, VRN, 0.34%, 1/5/16	19,500,000	19,494,067
U.S. Treasury Notes, VRN, 0.43%, 1/5/16	10,000,000	10,000,000
U.S. Treasury Notes, 2.00%, 1/31/16	9,000,000	9,013,635
U.S. Treasury Notes, 0.375%, 3/15/16	25,000,000	25,008,216
U.S. Treasury Notes, 0.25%, 5/15/16	50,000,000	50,008,624
U.S. Treasury Notes, 5.125%, 5/15/16	25,000,000	25,449,025
TOTAL U.S. TREASURY SECURITIES		224,963,304
CORPORATE BONDS — 12.9%
2880 Stevens Creek LLC, VRDN, 0.20%, 1/6/16 (LOC: Bank of the West)	10,250,000	10,250,000
Chipmatic/Ottawa Property Group, VRDN, 0.57%, 1/7/16 (LOC: Comerica Bank)	1,535,000	1,535,000
CHS Properties, Inc., VRDN, 0.46%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	1,735,000	1,735,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.39%, 1/7/16 (LOC: FHLB)	24,920,000	24,920,000
D & I Properties LLC, VRDN, 0.30%, 1/6/16 (LOC: Wells Fargo Bank N.A.)	3,650,000	3,650,000
DCC Development Corp., VRDN, 0.42%, 1/7/16 (LOC: FHLB)	3,600,000	3,600,000
East Grand Office Park LP, VRDN, 0.35%, 1/7/16 (LOC: FHLB)	4,560,000	4,560,000
EMF LLC, VRDN, 0.34%, 1/6/16 (LOC: Comerica Bank)	4,090,000	4,090,000
Esplanade Theatres LLC, VRDN, 0.46%, 1/7/16 (LOC: FHLB)	2,475,000	2,475,000
First Baptist Church of Opelika, VRDN, 0.35%, 1/8/16 (LOC: FHLB)	4,320,000	4,320,000
Flatley Hospitality LLC, VRDN, 0.42%, 1/7/16 (LOC: FHLB)	555,000	555,000
General Electric Capital Corp., MTN, 1.00%, 1/8/16 (LOC: General Electric Co.)	5,185,000	5,185,585
General Electric Capital Corp., MTN, 5.00%, 1/8/16 (LOC: General Electric Co.)	3,200,000	3,202,765
GFRE Holdings LLC, VRDN, 0.42%, 1/7/16 (LOC: FHLB)	1,210,000	1,210,000
HHH Investment Co., VRDN, 0.20%, 1/6/16 (LOC: Bank of the West)	15,210,000	15,210,000
Jungs Station Associates, VRDN, 0.40%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
Labcon North America, VRDN, 0.34%, 1/6/16 (LOC: Bank of the West )	2,890,000	2,890,000
Lakeport Group LLC, VRDN, 0.32%, 1/6/16 (LOC: MUFG Union Bank NA)	3,510,000	3,510,000
Manse on Marsh LP, VRDN, 0.39%, 1/7/16 (LOC: FHLB)	10,065,000	10,065,000
Ness Family Partners LP, VRDN, 0.34%, 1/6/16 (LOC: Bank of the West)	6,510,000	6,510,000
Norlan Partners LP, VRDN, 0.64%, 1/7/16 (LOC: FHLB)	2,335,000	2,335,000
Northcreek Church, VRDN, 0.45%, 1/7/16 (LOC: FHLB)	7,750,000	7,750,000
Partisan Property, Inc., Series 2014, VRDN, 0.32%, 1/6/16 (LOC: Wells Fargo Bank N.A.)	7,475,000	7,475,000
PepsiCo, Inc., VRN, 0.62%, 2/26/16	4,000,000	4,001,280
Provence LLC, VRDN, 0.64%, 1/7/16 (LOC: FHLB)	3,425,000	3,425,000
Providence Health & Services - Washington, VRDN, 0.47%, 1/7/16 (LOC: U.S. Bank N.A.)	5,840,000	5,840,000
Relay Relay LLC, VRDN, 0.38%, 1/7/16 (LOC: FHLB)	8,450,000	8,450,000
Royal Bank of Canada, MTN, 2.875%, 4/19/16	10,000,000	10,069,195
Salvation Army (The), VRDN, 0.33%, 1/7/16 (LOC: Bank of New York Mellon)	25,000,000	25,000,000
Sidal Realty Co. LP, VRDN, 0.35%, 1/7/16 (LOC: Wells Fargo Bank N.A.)	4,825,000	4,825,000
Toronto-Dominion Bank (The), MTN, VRN, 0.94%, 3/9/16	10,000,000	10,015,652
World Wildlife Fund, Inc., VRDN, 0.42%, 1/7/16 (LOC: JPMorgan Chase Bank N.A.)	17,395,000	17,395,000
TOTAL CORPORATE BONDS		219,254,477
U.S. GOVERNMENT AGENCY SECURITIES — 3.6%
Adjustable-Rate U.S. Government Agency Security — 1.5%
Federal Farm Credit Bank, VRN, 0.41%, 1/5/16	25,000,000	25,001,395

Fixed-Rate U.S. Government Agency Securities — 2.1%
Federal Home Loan Bank, 0.30%, 2/22/16	20,500,000	20,491,116
Federal Home Loan Bank, 0.34%, 3/14/16	15,000,000	14,999,300
		35,490,416
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		60,491,811
TEMPORARY CASH INVESTMENTS†
SSgA U.S. Government Money Market Fund, Class N		600,676
TOTAL INVESTMENT SECURITIES — 100.1%		1,698,888,837
OTHER ASSETS AND LIABILITIES — (0.1)%		(960,553)
TOTAL NET ASSETS — 100.0%		$1,697,928,284

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $511,721,811, which represented 30.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	703,176,569	—
Municipal Securities	—	245,402,000	—
Certificates of Deposit	—	245,000,000	—
U.S. Treasury Securities	—	224,963,304	—
Corporate Bonds	—	219,254,477	—
U.S. Government Agency Securities	—	60,491,811	—
Temporary Cash Investments	600,676	—	—
	600,676	1,698,288,161	—

3. Federal Tax Information

As of December 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,698,888,837

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2015

Short Duration - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 46.7%
Aerospace and Defense — 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	1,500,000	1,522,920
Automobiles — 2.0%
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,000,045
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	508,750
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,000,232
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,000,000	996,884
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	991,560
General Motors Co., 3.50%, 10/2/18	990,000	1,002,415
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,085,987
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	999,474
		7,585,347
Banks — 9.4%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,008,750
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,002,500
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,518,972
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,536,961
Bank of America N.A., 5.30%, 3/15/17	3,000,000	3,121,686
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,025,739
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,067,730
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,005,000
Capital One Financial Corp, 3.15%, 7/15/16	1,500,000	1,514,085
Capital One N.A., 1.65%, 2/5/18	1,000,000	990,583
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,002,673
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,109,053
Citigroup, Inc., 1.85%, 11/24/17	3,000,000	2,997,108
Corpbanca SA, 3.125%, 1/15/18	1,000,000	975,963
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,001,780
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,228,825
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,023,500
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,421,247
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,008,550
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,040,673
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	501,737
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,515,588
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	509,894
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,308,545
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	600,000	610,688
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,001,630
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,415,082
		35,464,542
Biotechnology — 1.3%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	998,559
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	996,033
Celgene Corp., 2.125%, 8/15/18	2,000,000	2,001,736
Gilead Sciences, Inc., 1.85%, 9/4/18	1,000,000	1,004,934
		5,001,262

Building Products — 0.2%
Masco Corp., 6.125%, 10/3/16	550,000	567,864
Capital Markets — 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3,802,000	4,095,689
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,018,235
		5,113,924
Chemicals — 0.2%
Hexion, Inc., 8.875%, 2/1/18	900,000	639,000
Commercial Services and Supplies — 0.5%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,036,546
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,007,056
		2,043,602
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	300,464
Consumer Finance — 2.2%
American Express Centurion Bank, 5.95%, 6/12/17	1,000,000	1,057,957
CIT Group, Inc., 5.00%, 5/15/17	600,000	619,500
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,845,000
Discover Bank / Greenwood, 2.60%, 11/13/18	1,000,000	1,000,087
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,101,813
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	997,944
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,521,030
		8,143,331
Containers and Packaging — 0.6%
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,000,000	2,067,500
Diversified Financial Services — 2.7%
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	1,000,000
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	250,000	262,500
General Electric Capital Corp., MTN, 5.00%, 1/8/16 (LOC: General Electric Co.)	1,000,000	1,000,241
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	2,700,000	2,892,621
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,000,000	1,020,183
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,000,000	1,007,500
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,002,800
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,151,612
		10,337,457
Diversified Telecommunication Services — 2.6%
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,006,174
AT&T, Inc., 2.30%, 3/11/19	500,000	500,231
British Telecommunications plc, 1.625%, 6/28/16	1,000,000	1,001,351
CenturyLink, Inc., 6.00%, 4/1/17	500,000	519,375
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,005,645
Frontier Communications Corp., 8.25%, 4/15/17	1,000,000	1,053,750
Frontier Communications Corp., 8.875%, 9/15/20(1)	500,000	507,500
Telefonica Emisiones SAU, 3.99%, 2/16/16	1,000,000	1,002,778
Verizon Communications, Inc., 2.50%, 9/15/16	2,057,000	2,073,448
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	523,280
Windstream Services LLC, 7.875%, 11/1/17	590,000	606,526
		9,800,058
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	513,750
Food and Staples Retailing — 0.5%
CVS Health Corp., 1.20%, 12/5/16	500,000	500,196
CVS Health Corp., 1.90%, 7/20/18	1,000,000	1,000,102

Dollar General Corp., 4.125%, 7/15/17	200,000	205,462
Safeway, Inc., 3.40%, 12/1/16	200,000	198,500
		1,904,260
Food Products — 1.5%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,000,161
Kraft Heinz Foods Co., 2.00%, 7/2/18(1)	2,000,000	1,994,054
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,869,858
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	759,974
		5,624,047
Gas Utilities — 0.8%
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	976,074
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,254,073
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	500,000	465,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	436,800
		3,131,947
Health Care Equipment and Supplies — 0.8%
Becton Dickinson and Co., 1.80%, 12/15/17	1,000,000	999,075
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	802,200
St. Jude Medical, Inc., 2.00%, 9/15/18	1,250,000	1,248,648
		3,049,923
Health Care Providers and Services — 1.6%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,171,000	1,182,710
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	883,856
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,515,000
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	655,650
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,000,000	1,000,235
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	297,613
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	510,625
		6,045,689
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	650,214
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	500,760
		1,150,974
Household Durables — 1.2%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,270,312
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,032,500
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	695,300
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 4.375%, 6/15/19	990,000	972,675
Whirlpool Corp., 1.35%, 3/1/17	500,000	497,229
		4,468,016
Household Products — 0.7%
Jarden Corp., 7.50%, 5/1/17	1,350,000	1,387,125
Spectrum Brands, Inc., 6.375%, 11/15/20	1,250,000	1,334,375
		2,721,500
Industrial Conglomerates — 0.3%
General Electric Co., 5.25%, 12/6/17	987,000	1,054,190
Insurance — 1.3%
American International Group, Inc., MTN, 5.85%, 1/16/18	1,000,000	1,077,815
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	400,000	413,439
Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17	410,000	427,764
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,010,000
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,006,017
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,092,574
		5,027,609

IT Services — 0.7%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,480,272
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,004,213
		2,484,485
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	598,028
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,136,430
Media — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	1,500,000	1,562,813
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	1,000,000	1,008,376
DISH DBS Corp., 7.125%, 2/1/16	600,000	602,250
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,018,100
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,308,121
		5,499,660
Metals and Mining — 0.4%
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	995,000
Steel Dynamics, Inc., 6.125%, 8/15/19	500,000	506,250
		1,501,250
Multi-Utilities — 1.3%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	500,000	416,000
DPL, Inc., 6.50%, 10/15/16	175,000	175,875
Duke Energy Corp., 1.625%, 8/15/17	1,000,000	999,089
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	590,625
IPALCO Enterprises, Inc., 5.00%, 5/1/18	970,000	1,020,925
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	479,100
NRG Energy, Inc., 7.625%, 1/15/18	595,000	623,263
Sempra Energy, 6.50%, 6/1/16	750,000	763,694
		5,068,571
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	830,297
Oil, Gas and Consumable Fuels — 2.4%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	300,000	293,250
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	875,000	842,188
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	411,101
CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	998,567
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	994,865
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	990,000
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.125%, 6/15/19	650,000	476,515
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	987,818
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	987,500
Petrobras Global Finance BV, 3.25%, 3/17/17	1,000,000	927,500
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	995,340
		8,904,644
Pharmaceuticals — 2.1%
Actavis Funding SCS, 2.35%, 3/12/18	2,200,000	2,203,804
Baxalta, Inc., 2.00%, 6/22/18(1)	1,000,000	990,344
Mylan, Inc., 1.80%, 6/24/16	1,000,000	999,458
Mylan, Inc., 1.35%, 11/29/16	690,000	684,383
Perrigo Co. plc, 1.30%, 11/8/16	1,500,000	1,489,761
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500,000	498,000
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	999,841
		7,865,591

Real Estate Investment Trusts (REITs) — 1.1%
HCP, Inc., 3.75%, 2/1/16	600,000	600,855
HCP, Inc., 6.00%, 1/30/17	900,000	937,801
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,034,580
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	807,515
Welltower, Inc., 3.625%, 3/15/16	650,000	652,854
		4,033,605
Road and Rail — 0.4%
CSX Corp., 5.60%, 5/1/17	1,000,000	1,052,214
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	621,106
		1,673,320
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	661,650
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,007,500
		1,669,150
Specialty Retail — 0.4%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	395,850
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,187,840
		1,583,690
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 0.90%, 5/12/17	1,000,000	997,091
Dell, Inc., 3.10%, 4/1/16	445,000	446,669
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)	2,000,000	1,999,252
		3,443,012
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	1,001,000	1,036,285
Tobacco — 0.3%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,006,942
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,004,201
Sprint Communications, Inc., 6.00%, 12/1/16	1,500,000	1,495,313
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,548,480
		4,047,994
TOTAL CORPORATE BONDS (Cost $177,490,703)		175,662,130
U.S. TREASURY SECURITIES — 26.4%
U.S. Treasury Notes, 0.50%, 7/31/17	5,000,000	4,962,890
U.S. Treasury Notes, 0.75%, 10/31/17(2)	21,700,000	21,588,310
U.S. Treasury Notes, 1.875%, 10/31/17	2,500,000	2,537,288
U.S. Treasury Notes, 0.875%, 1/31/18	29,300,000	29,160,942
U.S. Treasury Notes, 1.00%, 2/15/18	12,000,000	11,965,212
U.S. Treasury Notes, 1.00%, 3/15/18	14,000,000	13,954,514
U.S. Treasury Notes, 1.25%, 11/15/18	12,400,000	12,383,520
U.S. Treasury Notes, 1.25%, 12/15/18	3,000,000	2,994,252
TOTAL U.S. TREASURY SECURITIES (Cost $99,953,513)		99,546,928
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 11.0%
Private Sponsor Collateralized Mortgage Obligations — 9.2%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	544,233	557,642
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	352,184	364,632
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.86%, 1/1/16	601,291	601,210
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	64,737	64,652
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	181,635	189,531
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	395,094	355,710

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.76%, 1/1/16	271,677	272,157
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 1/1/16	848,826	842,916
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	900,668	943,160
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.29%, 1/1/16	834,529	829,399
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	620,469	614,179
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	270,452	286,038
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	187,171	190,050
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,844	6,760
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.60%, 1/1/16	26,391	26,051
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 1/1/16	529,428	508,530
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 1/1/16	996,892	888,251
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.69%, 1/1/16	251,540	250,088
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/1/16	232,557	230,950
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.81%, 1/1/16	806,905	827,577
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	71,714	72,681
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.75%, 1/1/16	672,573	641,022
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.77%, 1/1/16	973,235	998,154
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	138,956	143,374
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.50%, 1/1/16	807,826	794,139
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.62%, 1/1/16	371,854	369,778
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.48%, 1/1/16	328,993	328,873
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 1/1/16	626,600	645,241
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 1/1/16	638,499	635,168
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 1/1/16	1,030,336	1,017,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.80%, 1/1/16	598,873	600,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 1/1/16	671,226	675,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.74%, 1/1/16	453,727	465,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 1/1/16	747,541	748,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	229,675	228,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.74%, 1/1/16	473,697	484,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.74%, 1/1/16	599,065	616,947
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.74%, 1/1/16	685,952	699,919
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 1/1/16	34,241	33,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/1/16	418,761	426,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 1/1/16	683,198	689,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.68%, 1/1/16	701,762	705,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	210,010	214,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	445,016	434,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	52,991	53,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	577,386	583,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	538,894	544,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.45%, 1/1/16	920,813	877,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.71%, 1/1/16	340,780	333,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.73%, 1/1/16	870,838	856,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.74%, 1/1/16	352,540	343,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.74%, 1/1/16	825,921	803,947
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.06%, 1/1/16	323,863	307,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.72%, 1/1/16	216,661	202,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	171,104	158,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 1/1/16	1,069,980	1,021,571
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.60%, 1/1/16	1,533,398	1,467,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.76%, 1/1/16	682,660	674,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.67%, 1/1/16	550,233	541,716

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 1/1/16	1,239,213	1,172,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	146,898	146,903
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	391,427	388,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	271,193	279,869
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	684,816	705,104
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	108,809	112,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	287,685	285,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	320,894	334,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	40,251	41,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	742,558	732,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	118,451	125,295
		34,615,050
U.S. Government Agency Collateralized Mortgage Obligations — 1.8%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	229,247	233,939
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	296,815	302,183
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	169,049	173,305
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	929,668	955,742
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	210,862	216,315
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	504,967	518,025
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	547,156	562,576
FNMA, Series 2006-60, Class KF, VRN, 0.72%, 1/25/16	1,281,206	1,287,825
FNMA, Series 2009-33, Class FB, VRN, 1.24%, 1/25/16	1,601,242	1,636,992
FNMA, Series 2009-87, Class HF, VRN, 1.27%, 1/25/16	650,256	664,391
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	223,619	227,824
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	3,635	3,632
		6,782,749
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,039,909)		41,397,799
ASSET-BACKED SECURITIES(3) — 7.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	487,500	488,743
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	1,200,000	1,199,366
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	734,844
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	455,274
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	672,088
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.58%, 1/15/16	1,225,000	1,219,082
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.69%, 1/7/16(1)	1,031,814	1,028,472
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.31%, 1/22/16(1)	750,000	750,262
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	331,149	330,140
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	1,100,000	1,093,133
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.84%, 1/10/16(1)	501,625	500,671
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 1.04%, 1/10/16(1)	1,000,000	997,459
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.44%, 1/10/16(1)	1,000,000	998,389
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	241,275	238,377
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	856,122	840,534
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	604,321	590,171
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.45%, 1/17/16(1)	1,955,373	1,921,094
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.35%, 1/17/16(1)	3,000,000	2,942,169
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.56%, 1/17/16(1)	2,000,000	1,968,071
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.80%, 1/17/16(1)	637,648	631,947
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	878,710	878,316
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,062,363	1,045,117
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	2,104,048	2,084,123
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	619,761	611,571
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,414,753	1,391,852

Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	520,973	519,998
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	949,836	942,277
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,061,539	1,049,777
TOTAL ASSET-BACKED SECURITIES (Cost $28,326,755)		28,123,317
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.9%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.43%, 1/15/16(1)	1,625,000	1,619,326
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.28%, 1/15/16(1)	2,775,000	2,729,692
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.13%, 1/15/16(1)	1,675,000	1,658,339
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	922,614
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	675,000	671,107
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	650,000	648,579
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,174,850	2,148,648
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.23%, 1/15/16(1)	1,650,000	1,641,932
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.28%, 1/15/16(1)	1,500,000	1,488,698
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(1)	1,000,000	1,003,451
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,678,289)		14,532,386
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 3.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.5%
FHLMC, VRN, 1.76%, 1/15/16	254,590	259,132
FHLMC, VRN, 1.84%, 1/15/16	553,752	564,977
FHLMC, VRN, 1.97%, 1/15/16	461,371	472,522
FHLMC, VRN, 1.97%, 1/15/16	306,921	313,726
FHLMC, VRN, 2.04%, 1/15/16	966,393	980,122
FHLMC, VRN, 2.32%, 1/15/16	623,289	627,111
FHLMC, VRN, 2.49%, 1/15/16	889,871	938,744
FHLMC, VRN, 2.53%, 1/15/16	380,162	399,523
FHLMC, VRN, 2.57%, 1/15/16	92,276	97,784
FHLMC, VRN, 2.59%, 1/15/16	187,779	199,097
FHLMC, VRN, 2.63%, 1/15/16	383,273	405,502
FHLMC, VRN, 2.64%, 1/15/16	715,152	735,248
FHLMC, VRN, 3.27%, 1/15/16	270,822	285,575
FHLMC, VRN, 3.78%, 1/15/16	784,802	818,950
FHLMC, VRN, 4.05%, 1/15/16	221,444	230,516
FHLMC, VRN, 4.22%, 1/15/16	430,896	451,290
FHLMC, VRN, 4.72%, 1/15/16	209,736	220,232
FHLMC, VRN, 5.12%, 1/15/16	180,599	189,638
FHLMC, VRN, 6.15%, 1/15/16	107,333	113,365
FNMA, VRN, 2.01%, 1/25/16	568,330	590,002
FNMA, VRN, 2.02%, 1/25/16	537,510	561,568
FNMA, VRN, 2.07%, 1/25/16	575,802	603,514
FNMA, VRN, 2.07%, 1/25/16	657,877	680,229
FNMA, VRN, 2.33%, 1/25/16	143,720	153,503
FNMA, VRN, 2.44%, 1/25/16	98,825	104,298
FNMA, VRN, 2.44%, 1/25/16	276,731	294,406
FNMA, VRN, 2.48%, 1/25/16	11,967	12,687
FNMA, VRN, 3.02%, 1/25/16	802,718	827,094
FNMA, VRN, 3.36%, 1/25/16	775,456	805,447
FNMA, VRN, 5.06%, 1/25/16	277,886	293,703
		13,229,505
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	2,469	2,742
FNMA, 5.00%, 7/1/20	26,297	27,925

FNMA, 5.50%, 7/1/36	4,373	4,872
		35,539
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,255,233)		13,265,044
TEMPORARY CASH INVESTMENTS — 2.1%
BNP Paribas SA, 0.20%, 1/4/16(4)	5,316,000	5,315,771
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(4)	2,311,000	2,310,912
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $422,344),at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $411,004)		411,000
SSgA U.S. Government Money Market Fund, Class N	25,447	25,447
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,063,310)		8,063,130
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $382,807,712)		380,590,734
OTHER ASSETS AND LIABILITIES — (1.1)%		(3,969,543)
TOTAL NET ASSETS — 100.0%		$376,621,191

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,787,053	USD	1,278,481	Barclays Bank plc	3/16/16	19,193
AUD	1,225,306	USD	891,379	Deutsche Bank	3/16/16	(1,620)
USD	1,100,000	CAD	1,527,769	JPMorgan Chase Bank N.A.	3/16/16	(4,333)
CZK	17,032,695	USD	697,970	Barclays Bank plc	3/16/16	(11,565)
USD	1,157,186	EUR	1,050,526	UBS AG	3/16/16	13,479
JPY	206,456,478	USD	1,700,910	UBS AG	3/16/16	19,604
USD	1,701,345	JPY	206,456,478	JPMorgan Chase Bank N.A.	3/16/16	(19,169)
KRW	852,598,933	USD	728,250	UBS AG	3/16/16	(3,984)
KRW	977,744,848	USD	830,956	UBS AG	3/16/16	(381)
KRW	629,703,922	USD	532,632	Westpac Group	3/16/16	2,290
NOK	4,641,876	USD	530,264	Barclays Bank plc	3/16/16	(6,217)
NOK	5,677,675	USD	650,000	Barclays Bank plc	3/16/16	(9,015)
USD	528,604	NOK	4,641,876	Deutsche Bank	3/16/16	4,557
NZD	1,379,615	USD	907,980	Barclays Bank plc	3/16/16	31,561
USD	1,592,687	SEK	13,607,353	Deutsche Bank	3/16/16	(22,562)
SGD	1,340,032	USD	950,000	Deutsche Bank	3/16/16	(7,099)
SGD	279,523	USD	198,187	JPMorgan Chase Bank N.A.	3/16/16	(1,503)
SGD	735,908	USD	521,572	State Street Bank & Trust Co.	3/16/16	(3,757)
SGD	1,289,911	USD	914,753	UBS AG	3/16/16	(7,119)
TWD	28,788,590	USD	877,006	UBS AG	3/16/16	(4,267)
						(11,907)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
305	U.S. Treasury 2-Year Notes	March 2016	66,256,485	(81,701)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
91	U.S. Treasury 5-Year Notes	March 2016	10,767,149	39,263

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	5,000,000	Sell	5.00	12/20/20	4.73	24,841	64,154

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $59,457,369, which represented 15.8% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $493,833.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	175,662,130	—
U.S. Treasury Securities	—	99,546,928	—
Collateralized Mortgage Obligations	—	41,397,799	—
Asset-Backed Securities	—	28,123,317	—
Commercial Mortgage-Backed Securities	—	14,532,386	—
U.S. Government Agency Mortgage-Backed Securities	—	13,265,044	—
Temporary Cash Investments	25,447	8,037,683	—
	25,447	380,565,287	—
Other Financial Instruments
Futures Contracts	39,263	—	—
Swap Agreements	—	64,154	—
Forward Foreign Currency Exchange Contracts	—	90,684	—
	39,263	154,838	—
Liabilities
Other Financial Instruments
Futures Contracts	81,701	—	—
Forward Foreign Currency Exchange Contracts	—	102,591	—
	81,701	102,591	—

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$382,837,287
Gross tax appreciation of investments	$948,629
Gross tax depreciation of investments	(3,195,182)
Net tax appreciation (depreciation) of investments	$(2,246,553)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2015

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 88.2%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	21,955,401	22,500,817
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17(1)	70,249,003	70,115,741
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	40,243,396	42,035,435
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	34,051,500	35,115,745
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	230,115,716	229,656,635
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	77,189,700	79,913,802
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	120,334,221	127,320,946
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	223,308,941	221,941,843
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	123,338,953	130,772,591
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	35,187,840	36,582,932
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	59,706,108	58,945,930
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	147,633,390	153,533,411
TOTAL U.S. TREASURY SECURITIES (Cost $1,227,172,646)		1,208,435,828
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.9%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	113,988	119,694
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	97,105	96,977
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	681,132	710,743
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	575,708	518,320
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.76%, 1/1/16	882,951	884,511
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.81%, 1/1/16	1,670,536	1,623,696
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 1/1/16	2,344,176	2,327,855
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.29%, 1/1/16	927,255	921,554
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	842,065	833,528
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	946,583	1,001,132
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 1/1/16	882,381	847,549
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 1/1/16	1,262,730	1,125,118
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,380,297	1,430,846
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.81%, 1/1/16	962,511	987,169
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	90,587	91,807
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.75%, 1/1/16	1,594,313	1,519,523
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.69%, 1/1/16	1,138,263	1,147,829
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.83%, 1/1/16	860,790	751,690
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	554,360	587,246
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	211,324	218,043
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.50%, 1/1/16	323,130	317,656
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.62%, 1/1/16	774,696	770,371
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 1/1/16	142,336	142,131
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,527,806	1,268,477
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	936,826	960,187
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/16(3)	2,636,699	2,674,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.48%, 1/1/16	2,714,195	2,713,205
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.65%, 1/1/16	1,879,799	1,935,724
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.16%, 1/25/16	836,126	778,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 1/1/16	408,812	409,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,263,921	1,289,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.74%, 1/1/16	2,392,169	2,448,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.74%, 1/1/16	1,371,904	1,399,839

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/1/16	719,746	733,592
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 1/1/16	1,066,307	1,076,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.68%, 1/1/16	1,462,004	1,470,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,166,308	1,189,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	1,972,162	1,925,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,104,491	1,142,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	809,153	797,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	1,924,621	1,946,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	827,025	855,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.72%, 1/1/16	1,884,009	1,762,793
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	541,259	502,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 1/1/16	873,817	834,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.76%, 1/1/16	1,820,427	1,798,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 2.74%, 1/1/16	945,454	902,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	293,795	293,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	615,100	610,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,666,543	1,654,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	1,823,953	1,882,304
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	410,889	423,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	195,857	202,332
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,040,920	2,025,255
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	513,431	535,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	1,477,910	1,520,459
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	84,853	86,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	920,199	908,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	2,394,749	2,363,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 1/1/16	337,214	334,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	740,316	783,092
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/16(3)	1,525,020	1,542,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,406,622)		66,957,966
CORPORATE BONDS — 3.9%
Aerospace and Defense†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	212,027
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	250,000	260,000
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	314,605
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	991,560
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,005,544
		2,311,709
Banks — 0.1%
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,400,000	1,424,939
Building Products — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	774,360
Chemicals — 0.1%
Hexion, Inc., 8.875%, 2/1/18	200,000	142,000
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	425,808
		567,808
Consumer Finance — 0.1%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,548,750
HSBC Finance Corp., 5.50%, 1/19/16	300,000	300,494
		1,849,244

Containers and Packaging†
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	437,000	451,749
Diversified Financial Services — 0.2%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,503,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	503,750
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	393,981
		2,401,481
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 5.50%, 2/1/18	500,000	534,743
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	1,005,000
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	523,280
Windstream Services LLC, 7.875%, 11/1/17	1,100,000	1,130,811
		3,193,834
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	482,925
Food and Staples Retailing — 0.1%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,191,678
Gas Utilities — 0.2%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	400,000	403,531
Kinder Morgan, Inc., 7.25%, 6/1/18	200,000	207,783
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	295,013
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(3)	1,200,000	1,116,000
		2,022,327
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	477,500
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,720,000	1,737,200
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,566,131
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	667,249
HCA, Inc., 7.69%, 6/15/25	100,000	108,250
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,448,775
		5,527,605
Hotels, Restaurants and Leisure†
Carnival Corp., 1.20%, 2/5/16	350,000	350,116
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,481,637
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,513,300
		2,994,937
Insurance†
Lincoln National Corp., 6.25%, 2/15/20	120,000	134,967
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	967,173
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	398,686
Media — 0.1%
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,084,050
Multi-Utilities — 0.3%
CMS Energy Corp., 8.75%, 6/15/19	615,000	736,038
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	479,539
DPL, Inc., 6.50%, 10/15/16	230,000	231,150
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,334,375
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,194,150
Sempra Energy, 6.50%, 6/1/16	130,000	132,374
		4,107,626

Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	266,733
Oil, Gas and Consumable Fuels — 0.2%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	500,000	488,750
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	390,546
Chesapeake Energy Corp., 8.00%, 12/15/22(3)	808,000	399,960
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	310,250
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	200,572
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	260,375
		2,050,453
Pharmaceuticals — 0.2%
Actavis Funding SCS, 2.35%, 3/12/18	1,620,000	1,622,801
Mylan, Inc., 1.35%, 11/29/16	300,000	297,558
Perrigo Co. plc, 1.30%, 11/8/16	500,000	496,587
		2,416,946
Real Estate Investment Trusts (REITs) — 0.1%
HCP, Inc., 3.75%, 2/1/16	600,000	600,855
HCP, Inc., 6.00%, 1/30/17	75,000	78,150
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	517,290
Welltower, Inc., 3.625%, 3/15/16	350,000	351,537
		1,547,832
Road and Rail†
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	210,000	210,375
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(3)	1,455,000	1,458,637
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	500,000	525,000
Specialty Retail — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,561,600
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,381,050
		2,942,650
Technology Hardware, Storage and Peripherals — 0.1%
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,490,569
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	403,747
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,126,125
		1,529,872
Wireless Telecommunication Services — 0.4%
Sprint Communications, Inc., 6.00%, 12/1/16	2,600,000	2,591,875
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,715,002
		5,306,877
TOTAL CORPORATE BONDS (Cost $55,143,880)		52,932,685
ASSET-BACKED SECURITIES(2) — 1.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	2,500,000	2,498,678
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,613,675
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.58%, 1/15/16	3,200,000	3,184,540
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	891,556	888,837
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.44%, 1/10/16(3)	2,390,000	2,386,151
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	711,761	703,212
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	2,501,219	2,455,678
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.80%, 1/17/16(3)	2,305,343	2,284,731
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	2,387,229	2,355,682
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	1,600,231	1,582,499
TOTAL ASSET-BACKED SECURITIES (Cost $21,124,425)		20,953,683

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.3%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.13%, 1/15/16(3)	4,775,000	4,727,504
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(3)	2,275,000	2,270,027
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	3,943,985	3,896,468
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.73%, 1/15/16(3)	3,700,000	3,672,905
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(3)	2,750,000	2,759,491
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $17,488,142)		17,326,395
TEMPORARY CASH INVESTMENTS — 1.5%
Credit Agricole Corporate and Investment Bank, 0.25%, 1/4/16 (LOC: Credit Agricole SA)(4) (Cost $21,022,562)	21,023,000	21,022,203
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,408,358,277)		1,387,628,760
OTHER ASSETS AND LIABILITIES — (1.3)%		(18,468,915)
TOTAL NET ASSETS — 100.0%		$1,369,159,845

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	6,494,769	USD	4,646,443	Barclays Bank plc	3/16/16	69,753
AUD	4,468,710	USD	3,250,875	Deutsche Bank	3/16/16	(5,907)
USD	3,800,000	CAD	5,277,748	JPMorgan Chase Bank N.A.	3/16/16	(14,969)
USD	715,606	CAD	994,384	JPMorgan Chase Bank N.A.	3/16/16	(3,175)
CZK	61,693,556	USD	2,528,093	Barclays Bank plc	3/16/16	(41,888)
USD	4,191,405	EUR	3,805,076	UBS AG	3/16/16	48,823
JPY	747,799,120	USD	6,160,810	UBS AG	3/16/16	71,006
USD	6,162,384	JPY	747,799,120	JPMorgan Chase Bank N.A.	3/16/16	(69,433)
KRW	3,563,163,676	USD	3,028,227	UBS AG	3/16/16	(1,388)
KRW	3,130,867,955	USD	2,674,241	UBS AG	3/16/16	(14,629)
KRW	2,278,861,972	USD	1,927,564	Westpac Group	3/16/16	8,286
NOK	16,832,548	USD	1,922,865	Barclays Bank plc	3/16/16	(22,543)
NOK	20,090,236	USD	2,300,000	Barclays Bank plc	3/16/16	(31,899)
USD	1,916,845	NOK	16,832,548	Deutsche Bank	3/16/16	16,523
NZD	4,997,058	USD	3,288,764	Barclays Bank plc	3/16/16	114,316
USD	5,781,339	SEK	49,393,716	Deutsche Bank	3/16/16	(81,897)
SGD	5,078,016	USD	3,600,000	Deutsche Bank	3/16/16	(26,902)
SGD	2,690,382	USD	1,906,798	State Street Bank & Trust Co.	3/16/16	(13,736)
SGD	4,672,145	USD	3,313,296	UBS AG	3/16/16	(25,785)
TWD	104,184,238	USD	3,173,833	UBS AG	3/16/16	(15,443)
						(40,887)

SWAP AGREEMENTS CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	44,896,500	Sell	5.00	6/20/20	4.04	(689,991)	1,743,717

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(757,194)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	(759,231)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(694,578)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	173,699
Bank of America N.A.	9,700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.49	9/3/20	3,399
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(197,026)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(122,943)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(284,345)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(674,486)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	(642,172)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(1,351,928)
						(5,306,805)

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,798,347.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $44,385,305, which represented 3.2% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,408,916,114
Gross tax appreciation of investments	$1,526,987
Gross tax depreciation of investments	(22,814,341)
Net tax appreciation (depreciation) of investments	$(21,287,354)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income
December 31, 2015

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 57.3%
Aerospace and Defense — 1.3%
L-3 Communications Corp., 3.95%, 11/15/16		350,000	355,348
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21		125,000	131,875
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		25,000	26,875
Tenneco, Inc., 6.875%, 12/15/20		100,000	104,000
			262,750
Automobiles — 2.3%
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		250,000	249,221
General Motors Financial Co., Inc., 3.25%, 5/15/18		250,000	251,386
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	126,719
			627,326
Banks — 9.9%
Akbank TAS, 3.875%, 10/24/17		65,000	65,569
Banco do Brasil SA, 3.875%, 1/23/17		65,000	65,163
Bank of America Corp., 5.75%, 8/15/16		350,000	358,624
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	320,319
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		130,000	130,325
Capital One N.A., 2.35%, 8/17/18		250,000	250,668
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	134,744
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	150,000	179,869
Corpbanca SA, 3.125%, 1/15/18		$65,000	63,438
Grupo Aval Ltd., 5.25%, 2/1/17		65,000	66,527
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	327,980
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	189,684
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$65,000	67,644
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	307,793
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	100,000	121,872
			2,650,219
Capital Markets — 1.4%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		$65,000	66,185
Jefferies Group LLC, 5.125%, 4/13/18		300,000	312,388
			378,573
Chemicals — 0.5%
INEOS Group Holdings SA, 6.125%, 8/15/18(1)		125,000	124,219
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	128,125
Consumer Finance — 2.0%
Discover Bank, 2.00%, 2/21/18		250,000	248,476
Synchrony Financial, 2.60%, 1/15/19		275,000	274,284
			522,760
Diversified Financial Services — 3.3%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	25,813
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17		350,000	374,969
Morgan Stanley, MTN, 5.95%, 12/28/17		350,000	376,532
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	80,000	106,913
			884,227

Diversified Telecommunication Services — 2.2%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	115,689
Telefonica Emisiones SAU, 3.99%, 2/16/16		$350,000	350,973
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	114,543
			581,205
Energy Equipment and Services — 1.5%
Basic Energy Services, Inc., 7.75%, 10/15/22		$125,000	41,875
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	203,055
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	65,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		125,000	95,000
			404,930
Food Products — 1.0%
Aramark Services, Inc., 5.75%, 3/15/20		125,000	129,531
Post Holdings, Inc., 7.375%, 2/15/22		125,000	130,781
			260,312
Gas Utilities — 3.8%
Enterprise Products Operating LLC, VRN, 8.375%, 8/1/16		200,000	179,500
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	123,108
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	123,125
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	119,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)		250,000	232,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		100,000	97,500
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	151,500
			1,026,608
Health Care Equipment and Supplies — 0.7%
Alere, Inc., 7.25%, 7/1/18		75,000	76,969
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	119,375
			196,344
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp., 9.00%, 7/1/20		125,000	133,125
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	130,156
			263,281
Household Durables — 0.9%
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 4.375%, 6/15/19		100,000	98,250
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	132,813
			231,063
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	132,500
Industrial Conglomerates — 1.0%
HD Supply, Inc., 7.50%, 7/15/20		125,000	130,625
HD Supply, Inc., 11.50%, 7/15/20		125,000	139,062
			269,687
IT Services — 1.5%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		320,000	315,791
First Data Corp., PIK, 8.75%, 1/15/22(1)		94,000	98,334
			414,125
Machinery — 0.4%
Terex Corp., 6.00%, 5/15/21		125,000	115,625
Media — 2.5%
Embarq Corp., 7.08%, 6/1/16		280,000	285,068
Gray Television, Inc., 7.50%, 10/1/20		125,000	128,906
Lamar Media Corp., 5.875%, 2/1/22		125,000	131,875
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		125,000	128,281
			674,130

Metals and Mining — 2.1%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	119,875
Glencore Funding LLC, 1.70%, 5/27/16(1)	350,000	348,250
United States Steel Corp., 7.00%, 2/1/18	125,000	86,875
		555,000
Multi-Utilities — 3.3%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	420,000	349,440
GenOn Energy, Inc., 7.875%, 6/15/17	125,000	109,375
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	306,624
NRG Energy, Inc., 7.625%, 1/15/18	125,000	130,937
		896,376
Oil, Gas and Consumable Fuels — 3.0%
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.75%, 2/1/22	300,000	185,250
Linn Energy LLC / Linn Energy Finance Corp., 6.25%, 11/1/19	125,000	21,250
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	130,000
Petrobras Global Finance BV, 3.50%, 2/6/17	300,000	281,250
Petrobras Global Finance BV, 3.25%, 3/17/17	65,000	60,287
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	125,000
SandRidge Energy, Inc., 7.50%, 3/15/21	60,000	6,600
		809,637
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	130,469
Pharmaceuticals — 4.4%
Actavis Funding SCS, 2.35%, 3/12/18	180,000	180,311
Actavis, Inc., 1.875%, 10/1/17	320,000	319,748
Mylan, Inc., 1.80%, 6/24/16	350,000	349,810
Perrigo Co. plc, 1.30%, 11/8/16	200,000	198,635
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	121,250
		1,169,754
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 4.50%, 1/15/18	311,000	324,501
Specialty Retail — 1.6%
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	130,000
Staples, Inc., 2.75%, 1/12/18	300,000	298,294
		428,294
Technology Hardware, Storage and Peripherals — 2.0%
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)	275,000	274,897
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	248,341
		523,238
TOTAL CORPORATE BONDS (Cost $16,595,148)		15,340,626
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.5%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	181,411	185,881
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 1/1/16	74,735	74,176
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.81%, 1/1/16	194,896	189,431
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 1/1/16	58,604	58,196
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	166,197	164,512
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 1/1/16	112,981	100,668
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 1/1/16	235,066	237,237
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.54%, 1/1/16	167,270	167,587
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.16%, 1/25/16	183,948	171,215
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 1/1/16	37,398	37,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.80%, 1/1/16	14,224	14,263
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 1/1/16	134,693	135,715

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.74%, 1/1/16	68,059	69,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.74%, 1/1/16	194,353	200,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/1/16	65,431	66,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 1/1/16	106,631	107,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.64%, 1/1/16	35,001	35,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.73%, 1/1/16	120,578	118,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.64%, 1/1/16	164,141	155,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	66,540	61,830
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 1/1/16	156,039	148,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.60%, 1/1/16	345,998	331,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 1/1/16	165,228	156,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	76,166	78,685
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,064,458)		3,066,637
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 7.9%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.23%, 1/15/16(1)	250,000	248,315
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	75,000	76,665
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.28%, 1/15/16(1)	175,000	172,143
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/16	260,000	282,109
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/16	75,000	78,599
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	75,000	78,268
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/16	125,000	129,412
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	150,000	149,672
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/16	250,000	256,582
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.01%, 1/1/16	190,000	195,166
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.73%, 1/15/16(1)	75,000	74,451
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.28%, 1/15/16(1)	175,000	173,681
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(1)	200,000	200,690
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,134,720)		2,115,753
MUTUAL FUNDS(3) — 7.6%
Emerging Markets Debt Fund R6 Class (Cost $2,136,441)	213,970	2,047,689
ASSET-BACKED SECURITIES(2) — 7.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	202,344
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.79%, 1/10/16(1)	200,000	198,886
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	84,446	83,432
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	134,294	131,149
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.45%, 1/17/16(1)	144,842	142,303
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.35%, 1/17/16(1)	200,000	196,145
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	231,748	231,644
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	185,566	182,553
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	46,391	45,923
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	147,653	146,254
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	121,562	119,595
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	45,022	44,938
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	31,688	31,337
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	277,750	274,897
TOTAL ASSET-BACKED SECURITIES (Cost $2,056,859)		2,031,400
MUNICIPAL SECURITIES — 0.8%
Illinois GO, 4.35%, 6/1/18 (Cost $207,161)	200,000	203,912

TEMPORARY CASH INVESTMENTS — 6.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,624,781), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $1,589,014)		1,589,000
SSgA U.S. Government Money Market Fund, Class N	57,982	57,982
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,646,982)		1,646,982
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $27,841,769)		26,452,999
OTHER ASSETS AND LIABILITIES — 1.2%		325,972
TOTAL NET ASSETS — 100.0%		$26,778,971

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	335,835	USD	88,822	Westpac Group	1/20/16	(4,379)
USD	199,287	CAD	269,621	State Street Bank & Trust Co.	1/20/16	4,426
USD	1,171,582	EUR	1,067,391	State Street Bank & Trust Co.	1/20/16	11,158
HUF	8,501,239	USD	29,496	Barclays Bank plc	1/20/16	(209)
IDR	1,116,025,613	USD	78,773	Westpac Group	1/20/16	1,658
USD	216,313	JPY	26,387,318	State Street Bank & Trust Co.	1/20/16	(3,300)
USD	34,850	MXN	592,714	State Street Bank & Trust Co.	1/20/16	496
PLN	256,584	USD	64,722	State Street Bank & Trust Co.	1/20/16	668
SGD	196,463	USD	139,775	State Street Bank & Trust Co.	1/20/16	(1,291)
THB	3,856,039	USD	107,103	Westpac Group	1/20/16	10
						9,237

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	U.S. Treasury 10-Year Notes	March 2016	4,154,906	6,113

SWAP AGREEMENTS* CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	250,000	Sell	5.00	12/20/20	4.73	769	3,208
CDX North America Investment Grade 25 Index	300,000	Sell	1.00	12/20/20	8.80	(1,245)	1,708
						(476)	4,916

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Camden Property Trust	125,000	Buy	1.00	12/20/19	(704)	409	(295)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00	9/20/17	8,049	224	8,273
Barclays Bank plc/ Boyd Gaming Corp.	125,000	Sell	5.00	9/20/16	3,543	598	4,141
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00	9/20/17	6,578	(671)	5,907
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00	6/20/20	(3,410)	(564)	(3,974)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00	9/20/17	7,477	(3,162)	4,315
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00	9/20/17	7,025	(8,556)	(1,531)
Barclays Bank plc/ Procter & Gamble Co. (The)	125,000	Buy	1.00	6/20/20	(4,532)	121	(4,411)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00	9/20/19	(1,193)	1,637	444
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00	9/20/19	(2,505)	(744)	(3,249)
Deutsche Bank AG/ Realogy Group LLC	125,000	Sell	5.00	9/20/16	3,336	1,017	4,353
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00	12/20/19	(1,799)	(160)	(1,959)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00	6/20/20	3,483	1,547	5,030
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00	6/20/20	(1,117)	(3,289)	(4,406)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00	6/20/20	(2,581)	1,190	(1,391)
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00	9/20/17	7,682	(1,896)	5,786
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00	9/20/17	8,395	892	9,287
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell	5.00	9/20/17	8,326	519	8,845
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00	9/20/17	7,797	165	7,962
Morgan Stanley & Co./ J.C. Penney Co., Inc.	125,000	Sell	5.00	6/20/16	1,620	281	1,901
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00	6/20/20	15,677	838	16,515
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00	9/20/19	(2,505)	(983)	(3,488)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00	9/20/19	(2,735)	(589)	(3,324)
Morgan Stanley & Co./ Rite Aid Corp.	125,000	Sell	5.00	9/20/16	3,815	695	4,510
					69,722	(10,481)	59,241

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

**** The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MTN	-	Medium Term Note
MXN	-	Mexican Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $5,987,279, which represented 22.4% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	15,340,626	—
Collateralized Mortgage Obligations	—	3,066,637	—
Commercial Mortgage-Backed Securities	—	2,115,753	—
Mutual Funds	2,047,689	—	—
Asset-Backed Securities	—	2,031,400	—
Municipal Securities	—	203,912	—
Temporary Cash Investments	57,982	1,589,000	—
	2,105,671	24,347,328	—
Other Financial Instruments
Futures Contracts	6,113	—	—
Swap Agreements	—	92,185	—
Forward Foreign Currency Exchange Contracts	—	18,416	—
	6,113	110,601	—
Liabilities
Other Financial Instruments
Swap Agreements	—	28,028	—
Forward Foreign Currency Exchange Contracts	—	9,179	—
	—	37,207	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended December 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value

Emerging Markets Debt Fund R6 Class	$2,058,513	$57,083	—	—	$57,065	$2,047,689

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,841,769
Gross tax appreciation of investments	$34,195
Gross tax depreciation of investments	(1,422,965)
Net tax appreciation (depreciation) of investments	$(1,388,770)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income
December 31, 2015

Strategic Income - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 47.9%
Airlines — 0.4%
United Continental Holdings, Inc., 6.375%, 6/1/18		25,000	26,109
Auto Components — 1.2%
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	25,250
Tenneco, Inc., 6.875%, 12/15/20		50,000	52,000
			77,250
Automobiles — 0.8%
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,219
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	25,343
			50,562
Banks — 7.6%
Akbank TAS, 3.875%, 10/24/17		15,000	15,131
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,038
Bank of America Corp., VRN, 5.20%, 6/1/23		35,000	32,638
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	65,192
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		$30,000	30,075
CGG SA, 6.50%, 6/1/21		25,000	11,250
Citigroup, Inc., VRN, 5.90%, 2/15/23		35,000	34,475
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	50,000	61,247
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	50,000	59,956
Corpbanca SA, 3.125%, 1/15/18		$15,000	14,639
Grupo Aval Ltd., 5.25%, 2/1/17		15,000	15,353
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	63,228
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$15,000	15,610
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	51,125
			484,957
Building Products — 0.8%
Masco Corp., 4.45%, 4/1/25		50,000	49,125
Capital Markets — 0.2%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,274
Commercial Services and Supplies — 1.5%
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	49,250
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	49,088
			98,338
Consumer Finance — 0.8%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	49,250
Diversified Financial Services — 2.0%
Ally Financial, Inc., 8.00%, 3/15/20		21,000	23,993
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		50,000	49,675
Morgan Stanley, 5.00%, 11/24/25		50,000	53,212
			126,880
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		25,000	25,625
Energy Equipment and Services — 1.2%
Basic Energy Services, Inc., 7.75%, 10/15/22		50,000	16,750
Ensco plc, 4.70%, 3/15/21		45,000	36,289
FTS International, Inc., 6.25%, 5/1/22		25,000	7,125
Transocean, Inc., 6.50%, 11/15/20		25,000	17,375
			77,539

Gas Utilities — 2.0%
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	24,625
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	23,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	50,000	46,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	34,588
		129,588
Health Care Equipment and Supplies — 0.8%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	47,750
Health Care Providers and Services — 4.5%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	23,500
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	50,000	50,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	25,844
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	25,000	27,031
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	26,875
HCA, Inc., 8.00%, 10/1/18	25,000	28,062
LifePoint Health, Inc., 5.50%, 12/1/21	50,000	51,000
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,250
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,438
		284,000
Hotels, Restaurants and Leisure — 0.3%
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	22,125
Household Durables — 3.3%
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	25,062
KB Home, 7.25%, 6/15/18	50,000	52,875
Lennar Corp., 4.75%, 12/15/17	25,000	25,812
Meritage Homes Corp., 7.15%, 4/15/20	50,000	52,875
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,000
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 4.375%, 6/15/19	25,000	24,563
		207,187
Household Products — 0.4%
Spectrum Brands, Inc., 6.625%, 11/15/22	25,000	26,500
Industrial Conglomerates — 0.8%
HD Supply, Inc., 5.25%, 12/15/21(1)	50,000	51,187
Insurance — 2.5%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	51,375
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	23,313
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	49,500
XLIT Ltd., VRN, 6.50%, 4/15/17	50,000	36,437
		160,625
Machinery — 0.8%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	49,475
Media — 4.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	50,000	52,187
CSC Holdings LLC, 7.875%, 2/15/18	50,000	52,750
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	50,000	51,445
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	50,000	49,563
TEGNA, Inc., 5.125%, 7/15/20	50,000	52,000
		257,945
Metals and Mining — 2.6%
Alcoa, Inc., 5.40%, 4/15/21	50,000	48,812
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	32,500
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	25,000	15,813
Newmont Mining Corp., 3.50%, 3/15/22	50,000	44,643

United States Steel Corp., 6.05%, 6/1/17	25,000	20,375
		162,143
Multi-Utilities — 1.7%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	30,000	24,960
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	28,746
NRG Energy, Inc., 7.625%, 1/15/18	50,000	52,375
		106,081
Oil, Gas and Consumable Fuels — 0.9%
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	17,875
Petrobras Global Finance BV, 3.25%, 3/17/17	15,000	13,912
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	22,425
		54,212
Pharmaceuticals — 1.5%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	48,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	25,000	24,900
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	23,125
		96,775
Semiconductors and Semiconductor Equipment — 2.0%
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	25,000	26,250
KLA-Tencor Corp., 4.65%, 11/1/24	50,000	50,422
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	26,094
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	25,875
		128,641
Specialty Retail — 2.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	50,437
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,000
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	51,375
		153,812
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	26,301
TOTAL CORPORATE BONDS (Cost $3,335,341)		3,045,256
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 17.1%
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.64%, 1/1/16	15,853	14,236
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.81%, 1/1/16	50,116	48,711
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 1/1/16	16,409	16,295
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.64%, 1/1/16	14,746	13,089
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	56,802	59,482
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	77,559	76,772
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.56%, 1/1/16	56,829	56,999
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.73%, 1/1/16	43,863	39,083
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 1/1/16	9,121	9,074
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 1/1/16	49,456	48,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.80%, 1/1/16	28,202	28,280
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 1/1/16	17,002	17,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 1/1/16	53,005	52,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.64%, 1/1/16	75,002	75,907
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.73%, 1/1/16	28,072	28,264
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	30,348	29,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	43,496	43,982
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.71%, 1/1/16	34,078	33,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.73%, 1/1/16	48,231	47,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.64%, 1/1/16	69,444	65,742

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.74%, 1/1/16	46,252	45,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	14,259	13,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.74%, 1/1/16	31,208	29,796
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.60%, 1/1/16	102,227	97,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 1/1/16	41,307	39,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	13,151	13,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	46,010	45,445
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,081,447)		1,088,528
MUTUAL FUNDS(3) — 15.7%
Emerging Markets Debt Fund R6 Class (Cost $1,039,316)	104,193	997,127
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 11.7%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.23%, 1/15/16(1)	50,000	49,663
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	49,232
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	49,967
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	25,000	25,555
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.28%, 1/15/16(1)	50,000	49,184
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/16	65,000	70,527
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/16	68,000	71,263
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	25,000	26,089
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/16	30,000	31,059
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	25,000	25,004
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	24,935
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	24,856
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	34,000	33,926
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,445
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/16	60,000	61,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.01%, 1/1/16	37,000	38,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.28%, 1/15/16(1)	25,000	24,811
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/16(1)	40,000	40,138
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $756,995)		746,240
ASSET-BACKED SECURITIES(2) — 5.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	50,000	50,586
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	24,892
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.79%, 1/10/16(1)	50,000	49,722
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	26,859	26,230
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.35%, 1/17/16(1)	50,000	49,036
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)	19,312	19,556
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	36,913	36,564
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	15,844	15,668
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	58,917	58,311
TOTAL ASSET-BACKED SECURITIES (Cost $333,652)		330,565
PREFERRED STOCKS — 1.3%
Real Estate Investment Trusts (REITs) — 1.3%
DDR Corp., 6.25%	1,400	35,000
Kimco Realty Corp., 5.625%	1,800	45,144
TOTAL PREFERRED STOCKS (Cost $77,372)		80,144
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $6,624,123)		6,287,860
OTHER ASSETS AND LIABILITIES — 1.1%		71,060
TOTAL NET ASSETS — 100.0%		$6,358,920

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	84,059	USD	22,232	Westpac Group	1/20/16	(1,096)
USD	49,881	CAD	67,486	State Street Bank & Trust Co.	1/20/16	1,108
USD	303,771	EUR	276,756	State Street Bank & Trust Co.	1/20/16	2,893
HUF	2,127,851	USD	7,383	Barclays Bank plc	1/20/16	(52)
IDR	279,340,191	USD	19,717	Westpac Group	1/20/16	415
USD	54,143	JPY	6,604,721	State Street Bank & Trust Co.	1/20/16	(826)
USD	8,723	MXN	148,356	State Street Bank & Trust Co.	1/20/16	124
PLN	64,223	USD	16,200	State Street Bank & Trust Co.	1/20/16	167
SGD	49,175	USD	34,986	State Street Bank & Trust Co.	1/20/16	(323)
THB	965,163	USD	26,808	Westpac Group	1/20/16	2
						2,412

SWAP AGREEMENTS* CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection**	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Camden Property Trust	25,000	Buy	1.00	12/20/19	(141)	82	(59)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00	9/20/17	1,610	45	1,655
Barclays Bank plc/ Boyd Gaming Corp.	25,000	Sell	5.00	9/20/16	709	119	828
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00	9/20/17	1,315	(134)	1,181
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00	6/20/20	(682)	(113)	(795)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00	9/20/17	1,495	(632)	863
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00	9/20/17	1,405	(1,711)	(306)
Barclays Bank plc/ Procter & Gamble Co. (The)	25,000	Buy	1.00	6/20/20	(906)	24	(882)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00	9/20/19	(238)	327	89
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00	9/20/19	(501)	(149)	(650)
Deutsche Bank AG/ Realogy Group LLC	25,000	Sell	5.00	9/20/16	667	204	871
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00	12/20/19	(360)	(32)	(392)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00	6/20/20	697	309	1,006
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00	6/20/20	(223)	(658)	(881)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Sell	1.00	6/20/20	(516)	238	(278)
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00	9/20/17	1,536	(379)	1,157
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00	9/20/17	1,680	178	1,858
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell	5.00	9/20/17	1,665	104	1,769
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00	9/20/17	1,559	33	1,592
Morgan Stanley & Co./ J.C. Penney Co., Inc.	25,000	Sell	5.00	6/20/16	324	56	380
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00	6/20/20	3,135	168	3,303
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00	9/20/19	(501)	(197)	(698)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00	9/20/19	(547)	(118)	(665)
Morgan Stanley & Co./ Rite Aid Corp.	25,000	Sell	5.00	9/20/16	763	139	902
					13,945	(2,097)	11,848

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	100,000	Sell	5.00	12/20/20	4.73	10	1,283

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

**** The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MTN	-	Medium Term Note
MXN	-	Mexican Peso
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,445,370, which represented 22.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	3,045,256	—
Collateralized Mortgage Obligations	—	1,088,528	—
Mutual Funds	997,127	—	—
Commercial Mortgage-Backed Securities	—	746,240	—
Asset-Backed Securities	—	330,565	—
Preferred Stocks	—	80,144	—
	997,127	5,290,733	—
Other Financial Instruments
Swap Agreements	—	18,737	—
Forward Foreign Currency Exchange Contracts	—	4,709	—
	—	23,446	—
Liabilities
Other Financial Instruments
Swap Agreements	—	5,606	—
Forward Foreign Currency Exchange Contracts	—	2,297	—
	—	7,903	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended December 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value

Emerging Markets Debt Fund R6 Class	$1,002,398	$27,797	—	—	$27,788	$997,127

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,624,123
Gross tax appreciation of investments	$22,035
Gross tax depreciation of investments	(358,298)
Net tax appreciation (depreciation) of investments	$(336,263)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
December 31, 2015

U.S. Government Money Market - Schedule of Investments
DECEMBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES — 87.7%
Adjustable-Rate U.S. Government Agency Securities — 14.2%
Federal Farm Credit Bank, VRN, 0.41%, 1/4/16	25,000,000	24,996,849
Federal Farm Credit Bank, VRN, 0.35%, 1/5/16	8,000,000	7,999,765
Federal Farm Credit Bank, VRN, 0.39%, 1/5/16	5,000,000	4,996,964
Federal Farm Credit Bank, VRN, 0.40%, 1/19/16	19,000,000	19,000,000
Federal Farm Credit Bank, VRN, 0.39%, 1/25/16	42,500,000	42,501,005
Federal Home Loan Bank, VRN, 0.40%, 1/2/16	18,500,000	18,500,125
Federal Home Loan Bank, VRN, 0.42%, 1/2/16	8,500,000	8,500,000
Federal Home Loan Bank, VRN, 0.31%, 1/18/16	25,000,000	25,000,000
Federal Home Loan Bank, VRN, 0.38%, 1/20/16	25,000,000	25,000,000
Federal Home Loan Bank, VRN, 0.39%, 1/28/16	24,500,000	24,500,000
Federal Home Loan Bank, VRN, 0.22%, 2/17/16	10,000,000	9,999,968
Federal Home Loan Bank, VRN, 0.34%, 2/25/16	9,250,000	9,250,000
		220,244,676
Fixed-Rate U.S. Government Agency Securities — 73.5%
Federal Farm Credit Bank, 0.23%, 4/7/16	33,500,000	33,479,239
Federal Home Loan Bank, 0.03%, 1/4/16	109,000,000	108,999,728
Federal Home Loan Bank, 0.15%, 1/4/16	65,000,000	64,999,188
Federal Home Loan Bank, 0.10%, 1/6/16	18,500,000	18,499,756
Federal Home Loan Bank, 0.09%, 1/8/16	14,000,000	13,999,755
Federal Home Loan Bank, 0.11%, 1/8/16	10,000,000	9,999,786
Federal Home Loan Bank, 0.10%, 1/12/16	10,000,000	9,999,694
Federal Home Loan Bank, 0.12%, 1/19/16	25,000,000	24,998,563
Federal Home Loan Bank, 0.18%, 1/20/16	9,000,000	8,999,145
Federal Home Loan Bank, 0.13%, 1/22/16	50,000,000	49,996,208
Federal Home Loan Bank, 0.25%, 1/22/16	31,578,000	31,573,467
Federal Home Loan Bank, 0.26%, 1/26/16	3,790,000	3,789,316
Federal Home Loan Bank, 0.25%, 1/27/16	75,000,000	74,986,458
Federal Home Loan Bank, 0.26%, 1/27/16	4,700,000	4,699,117
Federal Home Loan Bank, 0.14%, 1/29/16	29,000,000	28,996,955
Federal Home Loan Bank, 0.17%, 2/3/16	25,000,000	24,996,104
Federal Home Loan Bank, 0.42%, 2/3/16	57,000,000	56,978,578
Federal Home Loan Bank, 0.40%, 2/5/16	38,500,000	38,485,402
Federal Home Loan Bank, 0.20%, 2/8/16	30,000,000	29,993,667
Federal Home Loan Bank, 0.28%, 2/12/16	10,000,000	9,996,733
Federal Home Loan Bank, 0.14%, 2/17/16	19,000,000	18,996,527
Federal Home Loan Bank, 0.23%, 2/17/16	39,250,000	39,238,214
Federal Home Loan Bank, 0.22%, 2/19/16	15,000,000	14,995,508
Federal Home Loan Bank, 0.24%, 2/19/16	40,000,000	39,987,260
Federal Home Loan Bank, 0.30%, 2/22/16	30,000,000	29,987,000
Federal Home Loan Bank, 0.29%, 2/26/16	8,959,000	8,954,958
Federal Home Loan Bank, 0.34%, 2/26/16	110,000,000	109,945,263
Federal Home Loan Bank, 0.46%, 3/9/16	10,000,000	9,991,500
Federal Home Loan Bank, 0.33%, 3/11/16	10,000,000	9,993,603
Federal Home Loan Bank, 0.34%, 3/14/16	13,000,000	12,999,393
Federal Home Loan Bank, 0.45%, 3/18/16	48,000,000	47,954,827
Federal Home Loan Bank, 0.25%, 4/1/16	20,000,000	19,987,361
Federal Home Loan Bank, 0.24%, 4/8/16	35,000,000	34,977,133

Federal Home Loan Bank, 0.62%, 6/17/16	40,000,000	39,886,693
Federal Home Loan Bank, 0.60%, 6/22/16	9,000,000	8,974,483
Federal Home Loan Bank, 0.42%, 8/29/16	4,250,000	4,238,335
Federal Home Loan Mortgage Corp, 0.23%, 4/4/16	23,500,000	23,485,948
Federal National Mortgage Association, 0.50%, 3/30/16	4,250,000	4,251,952
Federal National Mortgage Association, 2.375%, 4/11/16	10,000,000	10,056,367
		1,137,369,184
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,357,613,860
U.S. TREASURY SECURITIES — 12.4%
U.S. Treasury Bills, 0.08%, 1/14/16	50,000,000	49,998,555
U.S. Treasury Notes, VRN, 0.31%, 1/5/16	24,775,000	24,774,572
U.S. Treasury Notes, VRN, 0.33%, 1/5/16	7,500,000	7,500,150
U.S. Treasury Notes, VRN, 0.34%, 1/5/16	25,000,000	24,996,958
U.S. Treasury Notes, 0.375%, 1/31/16	15,000,000	15,002,996
U.S. Treasury Notes, 2.00%, 1/31/16	10,000,000	10,015,150
U.S. Treasury Notes, 2.00%, 4/30/16	25,000,000	25,138,925
U.S. Treasury Notes, 0.375%, 5/31/16	15,000,000	15,009,506
U.S. Treasury Notes, 0.50%, 6/15/16	20,000,000	20,025,033
TOTAL U.S. TREASURY SECURITIES		192,461,845
CORPORATE BONDS — 5.9%
Fairfield North Texas Associates LP, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	4,800,000	4,800,000
Greenback San Juan Associates LP, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	13,335,000	13,335,000
KDF Heninger LP, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	4,500,000	4,500,000
Saddleback Valley Community Church, VRDN, 0.29%, 1/4/16 (LOC: FHLB)	8,200,000	8,200,000
Santa Monica Ocean Park Partners LP, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	8,765,000	8,765,000
Vineyard Creek LP, VRDN, 0.35%, 1/4/16 (LOC: FHLB)	7,200,000	7,200,000
Warren LLC (The), VRDN, 0.35%, 1/4/16 (LOC: FHLB)(1)	26,300,000	26,300,000
TOTAL CORPORATE BONDS		91,100,000
MUNICIPAL SECURITIES — 1.3%
ABAG Finance Authority for Nonprofit Corp. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.47%, 1/7/16 (LOC: FNMA)	1,885,000	1,885,000
California Infrastructure & Economic Development Bank Rev., (iWorks, Inc.), VRDN, 0.39%, 1/7/16 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.39%, 1/7/16 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., VRDN, 0.39%, 1/7/16 (LOC: East West Bank and FHLB)	4,320,000	4,320,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.47%, 1/7/16 (LOC: FNMA)	440,000	440,000
JJB Properties LLC Rev., (Rental Property), VRDN, 0.39%, 1/7/16 (LOC: Arvest Bank and FHLB)	4,475,000	4,475,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.42%, 1/6/16 (LOC: FHLMC)	1,475,000	1,475,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.40%, 1/7/16 (LOC: East West Bank and FHLB)	4,195,000	4,195,000
TOTAL MUNICIPAL SECURITIES		19,655,000
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N	1,530,761	1,530,761
TOTAL INVESTMENT SECURITIES — 107.4%		1,662,361,466
OTHER ASSETS AND LIABILITIES(2) — (7.4)%		(114,698,510)
TOTAL NET ASSETS — 100.0%		$1,547,662,956

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LOC	-	Letter of Credit
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $26,300,000, which represented 1.7% of total net assets.

(2)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Securities	—	1,357,613,860	—
U.S. Treasury Securities	—	192,461,845	—
Corporate Bonds	—	91,100,000	—
Municipal Securities	—	19,655,000	—
Temporary Cash Investments	1,530,761	—	—
	1,530,761	1,660,830,705	—

3. Federal Tax Information

As of December 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,662,361,466

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2016